UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-07989

                                                             Metropolitan West Funds

(Exact name of registrant as specified in charter)

865 South Figueroa Street

                                                             Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

David B. Lippman

Metropolitan West Funds

865 South Figueroa Street

                                                             Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (213) 244-0000

Date of fiscal year end:  March 31

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 89.34%
ASSET-BACKED SECURITIES — 1.73%**
Bayview Commercial Asset Trust, Series 2007-3, Class A1
0.53%	07/25/37	[2,3]	$1,202,944	$832,034
Capital Auto Receivables Asset Trust, Series 2008-CPA, Class A1
1.13%	01/15/13	[2,3]	90,539	90,608
GE Seaco Finance SRL, Series 2005-1A, Class A (Barbados)
0.54%	11/17/20	[2,3,4]	391,667	377,165
Harley-Davidson Motorcycle Trust, Series 2009-4, Class A4
2.40%	07/15/14		90,000	90,617
Santander Drive Auto Receivables Trust, Series 2010-1, Class A2
1.36%	03/15/13		200,298	200,414
Triton Container Finance LLC, Series 2006-1A NOTE
0.46%	11/26/21	[2,3]	196,667	180,133
Triton Container Finance LLC, Series 2007-1A NOTE
0.43%	02/26/19	[2,3]	118,750	111,996

Total Asset-Backed Securities (Cost $2,245,574)				1,882,967

CORPORATES — 11.75%*
Automotive — 0.46%
Daimler Finance North America LLC
1.74%	09/13/13	[2,3]	500,000	499,433

Banking — 4.69%
Abbey National Treasury Services Plc/London (United Kingdom)
2.00%	04/25/14	[2,4]	550,000	501,181
Bank of America Corp. (MTN)
1.85%	01/30/14	[2]	550,000	497,248
Bank of America N.A. (BKNT)
0.85%	06/15/17	[2]	750,000	544,602
Commonwealth Bank of Australia (Australia)
1.29%	03/17/14	[2,3,4]	600,000	600,723
HSBC Bank Plc (United Kingdom)
1.20%	01/17/14	[2,3,4]	550,000	550,096
JPMorgan Chase Bank N.A.
0.87%	06/13/16	[2]	550,000	492,767
Lloyds TSB Bank Plc (United Kingdom)
2.77%	01/24/14	[2,4]	500,000	473,263
National Australia Bank Ltd., Series REGS (Australia)
1.11%	04/11/14	[2,4]	550,000	545,963
Royal Bank of Scotland Plc, Series 1 (United Kingdom)
2.92%	08/23/13	[2,4]	500,000	480,911

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
UBS AG/Stamford CT (BKNT) (Switzerland)
2.25%	08/12/13	[4]	$425,000	$421,376

				5,108,130

Consumer Discretionary — 0.51%
Anheuser-Busch InBev Worldwide, Inc., Series FRN
0.97%	01/27/14	[2]	550,000	552,339

Electric — 0.70%
KCP&L Greater Missouri Operations Co.
11.88%	07/01/12		730,000	766,675

Finance — 3.31%
Citigroup, Inc.
5.30%	10/17/12		1,075,000	1,092,676
General Electric Capital Corp. (MTN)
0.70%	06/20/14	[2]	250,000	240,539
General Electric Capital Corp., Series A (MTN)
0.81%	09/15/14	[2]	300,000	287,757
Goldman Sachs Group, Inc.
1.44%	02/07/14	[2]	430,000	402,166
5.45%	11/01/12		500,000	511,785
Goldman Sachs Group, Inc., Series B (MTN)
0.82%	07/22/15	[2]	200,000	175,199
International Lease Finance Corp.
6.50%	09/01/14	[3]	350,000	358,313
Macquarie Group Ltd. (Australia)
7.30%	08/01/14	[3,4]	318,000	331,264
Morgan Stanley (MTN)
0.86%	10/18/16	[2]	260,000	213,754

				3,613,453

Real Estate Investment Trust (REIT) — 1.76%
HCP, Inc.
2.70%	02/01/14		600,000	599,428
Kimco Realty Corp.
6.00%	11/30/12		275,000	283,330
Liberty Property LP
6.38%	08/15/12		500,000	510,893
Post Apartment Homes LP
6.30%	06/01/13		500,000	523,307

				1,916,958

Transportation — 0.32%
JetBlue Airways Pass-Through Trust, Series 2004, Class G1
0.83%	08/15/16	[2]	387,742	345,298

Total Corporates (Cost $13,007,652)				12,802,286

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 1

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS — 0.56%*
Health Care — 0.56%
HCA, Inc., Term Loan B3
3.55%	05/01/18	[2,5]	$640,641	$607,141

Total Bank Loans (Cost $621,139)

MORTGAGE-BACKED — 66.87%**
Commercial Mortgage-Backed — 12.09%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2002-2, Class A3
5.12%	07/11/43		500,050	502,901
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2002-PB2, Class A4
6.19%	06/11/35		70,541	70,493
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2003-1, Class A2
4.65%	09/11/36		550,000	563,299
Bear Stearns Commercial Mortgage Securities, Series 2002-PBW1, Class A2
4.72%	11/11/35	[2]	499,720	505,129
Bear Stearns Commercial Mortgage Securities, Series 2003-T10, Class A2
4.74%	03/13/40		475,000	487,455
Commercial Mortgage Asset Trust, Series 1999-C1, Class A4
6.98%	01/17/32	[2]	548,224	566,723
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3
6.13%	04/15/37		409,195	410,962
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CP3, Class A3
5.60%	07/15/35		520,534	524,001
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-CK2, Class A4
4.80%	03/15/36		585,000	600,994
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3
6.27%	12/10/35		254,953	255,994
GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A3
5.35%	08/11/36		1,021,745	1,032,782
GE Capital Commercial Mortgage Corp., Series 2002-3A, Class A2
5.00%	12/10/37		477,397	486,687
GE Capital Commercial Mortgage Corp., Series 2003-C1, Class A4
4.82%	01/10/38		534,404	548,051
GE Capital Commercial Mortgage Corp., Series 2003-C2, Class A4
5.14%	07/10/37		555,000	577,411

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
GMAC Commercial Mortgage Securities, Inc., Series 2002-C2, Class A3
5.71%	10/15/38		$212,729	$213,869
GMAC Commercial Mortgage Securities, Inc., Series 2002-C3, Class A2
4.93%	07/10/39		488,834	499,107
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class A2
4.08%	05/10/36		315,000	322,050
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A4
4.95%	01/11/35		589,483	598,467
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7
5.32%	06/10/36	[2]	520,000	554,998
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A3
5.38%	07/12/37		456,690	461,201
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-C3, Class A2
4.99%	07/12/35		468,149	479,048
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-C1, Class A3
4.72%	01/15/38		555,000	582,711
Nomura Asset Securities Corp., Series 1998-D6, Class A3
7.28%	03/15/30	[2]	360,000	380,922
Salomon Brothers Mortgage Securities VII, Inc., Series 2002-KEY2, Class A3
4.86%	03/18/36		625,000	630,927
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3
5.74%	08/15/39	[2]	520,000	563,368
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A4
6.29%	04/15/34		137,600	138,055
Wachovia Bank Commercial Mortgage Trust, Series 2003-C6, Class A4
5.12%	08/15/35	[2]	585,000	610,222

				13,167,827

Non-Agency Mortgage-Backed — 19.17%
Aames Mortgage Trust, Series 2002-1, Class A3 (STEP)
6.90%	06/25/32		34,578	30,396
ABFS Mortgage Loan Trust, Series 2002-3, Class A (STEP)
4.76%	09/15/33		4,322	4,290
Adjustable Rate Mortgage Trust, Series 2005-1, Class 1A1
3.03%	05/25/35	[2]	1,002,609	725,207

See accompanying notes to Schedule of Portfolio Investments.

2 / N-Q Report December 2011

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Ameriquest Mortgage Securities, Inc., Series 2005-R11, Class A2C
0.52%	01/25/36	[2]	$440,683	$430,796
Banc of America Funding Corp., Series 2003-2, Class 1A1
6.50%	06/25/32		22,053	22,972
Banc of America Funding Corp., Series 2007-8, Class 2A1
7.00%	10/25/37		656,711	431,536
Banc of America Mortgage Securities, Inc., Series 2003-A, Class 2A2
2.98%	02/25/33	[2]	4,889	3,946
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
3.05%	02/25/34	[2]	179,339	155,839
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.47%	03/25/37	[2]	2,500,000	1,760,021
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class A2C
1.59%	07/25/37	[2]	1,765,000	817,197
Conseco Financial Corp., Series 1994-1, Class A5
7.65%	04/15/19		3,766	3,981
Conseco Financial Corp., Series 1995-8, Class M1
7.30%	12/15/26		533,039	555,415
Conseco Financial Corp., Series 1996-8, Class A6
7.60%	10/15/27	[2]	8,225	8,523
Countrywide Alternative Loan Trust, Series 2004-J6, Class 2A1
6.50%	11/25/31		279,943	289,810
Countrywide Alternative Loan Trust, Series 2005-16, Class A5
0.57%	06/25/35	[2]	704,772	214,418
Countrywide Alternative Loan Trust, Series 2005-27, Class 2A1
1.56%	08/25/35	[2]	1,514,958	781,234
Countrywide Alternative Loan Trust, Series 2005-61, Class 2A1
0.57%	12/25/35	[2]	963,544	575,838
Countrywide Asset-Backed Certificates, Series 2003-BC1, Class M1
1.67%	12/25/32	[2]	351,357	144,995
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-MH29, Class A (STEP)
5.60%	09/25/31		67,376	68,470
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR31, Class 4A2
2.77%	11/25/32	[2]	200,000	177,480

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A2A (STEP)
5.84%	04/25/37		$191,562	$189,804
Deutsche Financial Capital Securitization LLC, Series 1997-I, Class A3
6.75%	09/15/27		80,509	81,746
Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR3, Class 2A2A
0.66%	07/19/44	[2]	485,957	329,113
First Alliance Mortgage Loan Trust, Series 1994-3, Class A1
7.82%	10/25/25		3,757	3,579
Fremont Home Loan Trust, Series 2005-C, Class M1
0.77%	07/25/35	[2]	471,829	431,781
GE Mortgage Services LLC, Series 1998-HE1, Class A7
6.46%	06/25/28		223	219
GMAC Mortgage Corp. Loan Trust, Series 2003-GH1, Class A5 (STEP)
5.60%	07/25/34		43,417	41,172
Green Tree Home Improvement Loan Trust, Series 1995-C, Class B2
7.60%	07/15/20		28,103	27,776
Green Tree Home Improvement Loan Trust, Series 1995-F, Class B2
7.10%	01/15/21		14,711	14,320
HSBC Home Equity Loan Trust, Series 2006-3, Class A2V
0.42%	03/20/36	[2]	62,303	62,207
HSBC Home Equity Loan Trust, Series 2007-3, Class APT
1.48%	11/20/36	[2]	474,533	422,621
Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1
0.68%	12/25/34	[2]	880,144	455,681
Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 6A1
2.72%	10/25/34	[2]	911,628	829,125
Indymac Index Mortgage Loan Trust, Series 2006-AR2, Class 1A1A
0.51%	04/25/46	[2]	1,296,534	615,156
Indymac Index Mortgage Loan Trust, Series 2007-FLX1, Class A1
0.39%	02/25/37	[2]	202,816	191,434
Indymac Manufactured Housing Contract, Series 1998-2, Class A4
6.64%	08/25/29	[2]	136,490	136,278
Irwin Home Equity Corp., Series 2003-A, Class M2
2.94%	10/25/27	[2]	287,119	267,112

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 3

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust, Series 2005-A2, Class 9A1
2.65%	04/25/35	[2]	$577,527	$450,608
Long Beach Mortgage Loan Trust, Series 2005-2, Class M2
0.75%	04/25/35	[2]	332,644	295,172
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1
2.82%	01/25/34	[2]	36,712	28,657
MASTR Adjustable Rate Mortgages Trust, Series 2004-12, Class 5A1
3.25%	10/25/34	[2]	848,381	663,776
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
2.75%	06/25/34	[2]	49,210	36,986
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
2.70%	10/25/32	[2]	127,288	104,464
MASTR Seasoned Securities Trust, Series 2004-2, Class A2
6.50%	08/25/32		409,711	425,814
Merrill Lynch Mortgage Investors, Inc., Series 2003-A1, Class 2A
2.56%	12/25/32	[2]	445,691	346,826
Mid-State Trust, Series 6, Class A4
7.79%	07/01/35		40,198	39,405
Morgan Stanley ABS Capital I, Series 2004-NC2, Class M2
2.09%	12/25/33	[2]	683,346	446,302
Oakwood Mortgage Investors, Inc., Series 1998-A, Class A4
6.20%	05/15/28		1,586	1,594
Oakwood Mortgage Investors, Inc., Series 1998-B, Class A3
6.20%	01/15/15		3,345	3,343
Oakwood Mortgage Investors, Inc., Series 1998-B, Class A4
6.35%	03/15/17		167,482	167,589
Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11
7.12%	03/25/16		53,504	54,856
Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A2
8.50%	11/25/31		113,713	114,379
Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A8
6.50%	11/25/31		209,087	211,495
Residential Asset Mortgage Products, Inc., Series 2005-EFC2, Class M1
0.73%	07/25/35	[2]	181,516	179,051
Residential Asset Securitization Trust, Series 2004-IP2, Class 2A1
2.57%	12/25/34	[2]	458,103	407,983

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Funding Mortgage Securities II, Inc., Series 1999-HI6, Class AI7 (STEP)
8.60%	09/25/29		$87,640	$82,250
Residential Funding Mortgage Securities II, Inc., Series 2000-HI1, Class AI7 (STEP)
8.79%	02/25/25		8,190	8,083
Saxon Asset Securities Trust, Series 2002-1, Class M2
2.09%	11/25/31	[2]	135,865	62,240
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2C
0.43%	12/25/36	[2]	1,055,000	823,931
Structured Asset Mortgage Investments, Inc., Series 2006-AR8, Class A1A
0.49%	10/25/36	[2]	1,696,879	905,773
Structured Asset Mortgage Investments, Inc., Series 2007-AR3, Class 2A1
0.48%	09/25/47	[2]	2,140,173	1,058,018
Structured Asset Securities Corp., Series 2001-15A, Class 4A1
2.18%	10/25/31	[2]	40,532	38,192
Structured Asset Securities Corp., Series 2004-S4, Class M4
2.09%	12/25/34	[2]	67,004	66,109
Structured Asset Securities Corp., Series 2007-EQ1, Class A4
0.54%	03/25/37	[2]	3,000,000	1,193,375
Terwin Mortgage Trust, Series 2004-13AL, Class 2PX
0.34%	08/25/34	[3,6]	7,135,981	50,782
UCFC Home Equity Loan, Series 1998-D, Class BF1
8.96%	04/15/30	[2]	1,243	542
WaMu Mortgage Pass-Through Certificates, Series 2002-AR6, Class A
1.61%	06/25/42	[2]	103,339	75,658
WaMu Mortgage Pass-Through Certificates, Series 2003-AR6, Class A1
2.57%	06/25/33	[2]	419,402	391,986
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB13
0.79%	06/25/35	[2]	556,273	376,476
Washington Mutual MSC Mortgage Pass-Through CTFS, Series 2003-MS9, Class 1A
7.00%	04/25/33		29,687	30,619
Wells Fargo Home Equity Trust, Series 2005-3, Class AII3
0.63%	11/25/35	[2]	344,737	337,818

See accompanying notes to Schedule of Portfolio Investments.

4 / N-Q Report December 2011

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Home Equity Trust, Series 2006-1, Class A3
0.44%	05/25/36	[2]	$105,360	$103,246

				20,884,886

U.S. Agency Mortgage-Backed — 35.61%
Fannie Mae Pool 111643
3.10%	09/01/20	[2]	20,828	21,359
Fannie Mae Pool 190656
6.50%	02/01/14		61,183	68,125
Fannie Mae Pool 523829
8.00%	11/01/19		150,235	171,936
Fannie Mae Pool 555098
2.66%	11/01/32	[2]	93,662	99,060
Fannie Mae Pool 555177
2.30%	01/01/33	[2]	95,851	100,259
Fannie Mae Pool 555424
5.50%	05/01/33		713,735	777,497
Fannie Mae Pool 567002
8.00%	05/01/23		86,925	102,739
Fannie Mae Pool 646884
1.92%	05/01/32	[2]	6,889	6,979
Fannie Mae Pool 647903
1.76%	04/01/27	[2]	60,238	63,112
Fannie Mae Pool 648860
6.50%	05/01/17		392,615	429,122
Fannie Mae Pool 655127
7.00%	07/01/32		36,951	41,947
Fannie Mae Pool 655133
7.00%	08/01/32		37,841	42,978
Fannie Mae Pool 655151
7.00%	08/01/32		42,762	48,568
Fannie Mae Pool 754001
2.81%	12/01/33	[2]	401,553	405,994
Fannie Mae Pool 762525
6.50%	11/01/33		102,391	113,561
Fannie Mae Pool 770900
2.32%	04/01/34	[2]	420,348	446,393
Fannie Mae Pool 805268
1.76%	01/01/35	[2]	207,604	213,577
Fannie Mae Pool 893489
6.21%	09/01/36	[2]	324,325	347,270
Fannie Mae Pool AD0538
6.00%	05/01/24		628,608	679,830
Fannie Mae Pool AD0546
5.93%	11/01/37	[2]	238,562	254,436
Fannie Mae, Series 1988-12, Class A
3.92%	02/25/18	[2]	73,133	75,278

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae, Series 1993-80, Class S
10.50%	05/25/23	[2]	$6,184	$7,030
Fannie Mae, Series 2000-27, Class AN
6.00%	08/25/30		8,814	9,812
Fannie Mae, Series 2001-42, Class SB
8.50%	09/25/31	[2]	4,735	5,063
Fannie Mae, Series 2001-60, Class OF
1.24%	10/25/31	[2]	672,409	682,209
Fannie Mae, Series 2002-30, Class FB
1.29%	08/25/31	[2]	947,033	963,026
Fannie Mae, Series 2002-82, Class FP
0.79%	02/25/32	[2]	393,329	394,005
Fannie Mae, Series 2003-117, Class XF
0.64%	08/25/33	[2]	910,663	911,372
Fannie Mae, Series 2003-124, Class TS
9.80%	01/25/34	[2]	78,686	91,642
Fannie Mae, Series 2003-134, Class FC
0.89%	12/25/32	[2]	1,085,174	1,100,447
Fannie Mae, Series 2003-37, Class IG (IO)
5.50%	05/25/32		53,527	3,083
Fannie Mae, Series 2004-33, Class FM
1.07%	03/25/31	[2]	490,725	499,123
Fannie Mae, Series 2004-60, Class FW
0.74%	04/25/34	[2]	828,513	830,452
Fannie Mae, Series 2004-79, Class F
0.59%	08/25/32	[2]	915,861	915,762
Fannie Mae, Series 2004-83, Class HB
5.00%	08/25/32		1,048,711	1,087,591
Fannie Mae, Series 2004-96, Class MT
7.00%	12/25/34	[2]	88,478	86,922
Fannie Mae, Series 2007-65, Class PA
6.00%	03/25/31		92,443	92,717
Fannie Mae, Series 2007-68, Class SC (IO)
6.41%	07/25/37	[2]	1,443,181	225,386
Fannie Mae, Series 2008-47, Class PF
0.79%	06/25/38	[2]	690,146	694,655
Fannie Mae, Series 2009-33, Class FB
1.11%	03/25/37	[2]	995,100	1,010,532
Fannie Mae, Series 2010-109, Class PF
0.69%	10/25/40	[2]	754,991	754,343
Fannie Mae, Series 2010-112, Class PI (IO)
6.00%	10/25/40		2,041,742	378,120
Fannie Mae, Series 2010-26, Class S (IO)
5.94%	11/25/36	[2]	3,291,332	500,925
Fannie Mae, Series 2011-71, Class FB
0.79%	05/25/37	[2]	942,242	943,756
Freddie Mac Gold Pool C90237
6.50%	11/01/18		92,157	102,859

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 5

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool C90474
7.00%	08/01/21		$134,012	$153,718
Freddie Mac Gold Pool D93410
6.50%	04/01/19		67,143	74,940
Freddie Mac Gold Pool G13107
5.50%	07/01/20		784,485	851,754
Freddie Mac Gold Pool O30092
5.50%	10/01/15		6,497	6,861
Freddie Mac Gold Pool P20295
7.00%	10/01/29		59,017	64,437
Freddie Mac Non Gold Pool 1G2627
5.91%	03/01/37	[2]	349,903	364,026
Freddie Mac Non Gold Pool 1J1393
2.33%	10/01/36	[2]	388,078	410,565
Freddie Mac Non Gold Pool 1J1509
2.35%	11/01/36	[2]	329,784	346,284
Freddie Mac Non Gold Pool 1J1534
5.69%	03/01/37	[2]	599,038	631,902
Freddie Mac Non Gold Pool 775554
3.14%	10/01/18	[2]	4,824	4,821
Freddie Mac Non Gold Pool 782824
2.11%	11/01/34	[2]	536,759	553,417
Freddie Mac Non Gold Pool 865369
3.04%	06/01/22	[2]	3,139	3,169
Freddie Mac, Series 1214, Class KA
1.14%	02/15/22	[2]	1,071	1,072
Freddie Mac, Series 1526, Class L
6.50%	06/15/23		18,777	19,541
Freddie Mac, Series 2043, Class CJ
6.50%	04/15/28		36,644	42,000
Freddie Mac, Series 2368, Class AF
1.23%	10/15/31	[2]	634,972	650,463
Freddie Mac, Series 2527, Class TI (IO)
6.00%	02/15/32		26,775	178
Freddie Mac, Series 2561, Class BX (IO)
5.00%	05/15/17		38,919	362
Freddie Mac, Series 2642, Class BW (IO)
5.00%	06/15/23		27,118	2,702
Freddie Mac, Series 2657, Class LX (IO)
6.00%	05/15/18		103,245	6,165
Freddie Mac, Series 2817, Class FA
0.78%	06/15/32	[2]	639,702	640,397
Freddie Mac, Series 2877, Class MV
4.75%	12/15/28		31,610	31,562
Freddie Mac, Series 2906, Class NX (IO)
5.22%	12/15/34	[2]	742,481	20,048
Freddie Mac, Series 2945, Class LD
4.00%	02/15/35		428,684	445,685

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac, Series 2971, Class AB
5.00%	05/15/20		$21,211	$23,217
Freddie Mac, Series 3300, Class FA
0.58%	08/15/35	[2]	1,011,047	1,010,133
Freddie Mac, Series 3325, Class NF
0.58%	08/15/35	[2]	1,016,296	1,015,377
Freddie Mac, Series 3345, Class FP
0.48%	11/15/36	[2]	284,427	283,862
Freddie Mac, Series 3345, Class PF
0.46%	05/15/36	[2]	285,578	284,967
Freddie Mac, Series 3346, Class FA
0.51%	02/15/19	[2]	709,563	708,815
Freddie Mac, Series 3626, Class MA
5.00%	02/15/30		788,216	821,161
Freddie Mac, Series 3895, Class BF
0.78%	07/15/41	[2]	903,836	905,938
Freddie Mac, Series 3946, Class FG
0.63%	10/15/39	[2]	1,486,356	1,483,520
Ginnie Mae II Pool 80546
2.00%	10/20/31	[2]	33,633	34,660
Ginnie Mae II Pool 80610
2.38%	06/20/32	[2]	404,829	419,098
Ginnie Mae II Pool 80614
1.62%	07/20/32	[2]	53,930	55,493
Ginnie Mae II Pool 80687
2.50%	04/20/33	[2]	241,766	250,494
Ginnie Mae II Pool 8339
2.12%	12/20/23	[2]	61,127	63,033
Ginnie Mae II Pool 8684
1.62%	08/20/25	[2]	86,567	89,075
Ginnie Mae, Series 2002-72, Class FB
0.68%	10/20/32	[2]	832,273	835,629
Ginnie Mae, Series 2002-72, Class FC
0.68%	10/20/32	[2]	793,776	796,978
Ginnie Mae, Series 2003-28, Class LI (IO)
5.50%	02/20/32		60,317	1,989
Ginnie Mae, Series 2003-39, Class GF
0.64%	05/20/32	[2]	1,544,893	1,548,301
Ginnie Mae, Series 2004-2, Class FW
1.65%	01/16/34	[2]	332,780	352,710
Ginnie Mae, Series 2011-70, Class IL (IO)
0.60%	06/16/37	[2]	17,157,045	319,188
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
0.80%	03/09/21	[2]	1,571,548	1,574,251
NCUA Guaranteed Notes, Series 2011-R3, Class 1A
0.68%	03/11/20	[2]	1,045,785	1,047,798

See accompanying notes to Schedule of Portfolio Investments.

6 / N-Q Report December 2011

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
NCUA Guaranteed Notes, Series 2011-R4, Class 1A
0.65%	03/06/20	[2]	$960,492	$960,792
NCUA Guaranteed Notes, Series 2011-R5, Class 1A
0.65%	04/06/20	[2]	897,517	897,658
NCUA Guaranteed Notes, Series 2011-R6, Class 1A
0.65%	05/07/20	[2]	893,938	894,078

				38,805,136

Total Mortgage-Backed (Cost $79,166,060)				72,857,849

MUNICIPAL BONDS — 0.83%*
Illinois — 0.83%
State of Illinois, Taxable Bonds
2.77%	01/01/12		190,000	190,000
4.03%	03/01/14		300,000	308,712
4.07%	01/01/14		400,000	411,488

Total Municipal Bonds (Cost $889,216)				910,200

U.S. AGENCY SECURITIES — 6.51%
U.S. Agency Securities — 6.51%
Fannie Mae
0.36%	06/23/14	[2]	1,200,000	1,200,451
0.65%	11/29/13		1,200,000	1,201,616
1.00%	11/07/14		1,200,000	1,204,584

				3,606,651

Freddie Mac
0.37%	11/18/13	[2]	1,800,000	1,804,540
0.60%	10/25/13		480,000	480,075
1.10%	08/08/14		1,200,000	1,203,260

				3,487,875

Total U.S. Agency Securities (Cost $7,081,609)				7,094,526

U.S. TREASURY SECURITIES — 1.09%
U.S. Treasury Notes — 1.09%
U.S. Treasury Notes - Treasury Inflation Indexed Notes
3.00%	07/15/12		920,000	1,184,133

Total U.S. Treasury Securities (Cost $1,180,397)
Total Bonds – 89.34% (Cost $104,191,647)				97,339,102

Issues	Maturity Date	Principal Amount	Value
SHORT-TERM INVESTMENTS — 12.25%
Money Market Fund — 1.88%
DWS Money Market Series-Institutional
0.08%[7]		$44,000	$44,000
Fidelity Institutional Money Market Funds - Prime Money Market Portfolio
0.11%[7]		776,000	776,000
Goldman Sachs Financial Square Funds - Prime Obligations Fund
0.10%[7,8]		1,235,000	1,235,000

			2,055,000

U.S. Agency Discount Notes — 10.37%
Freddie Mac
0.09%[9]	04/16/12	11,300,000	11,299,672

Total Short-Term Investments (Cost $13,352,225)			13,354,672

Total Investments – 101.59% (Cost $117,543,872)[1]			110,693,774

Liabilities in Excess of Other Assets – (1.59)%			(1,736,841)

Net Assets – 100.00%			$108,956,933

Expiration Date	Credit Rating[a]	Premiums (Received)	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]

SWAPS: CREDIT DEFAULT (WRITTEN) - SINGLE ISSUES

The Fund receives a fixed rate equal to 0.25% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the French Republic Bond, 4.25% due 04/25/19 Counterparty: Barclays Capital, Inc.

09/20/12	A+	$(5,144)	$1,150	$(1,516)	$(6,660)

The Fund receives a fixed rate equal to 1.00% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the General Electric Capital Corp., 5.63% due 09/15/17. Counterparty: UBS AG
09/20/12	A+	(2,060)	275	1,355	(705)

		$(7,204)	$1,425	$(161)	$(7,365)

Expiration Date	Premiums (Received)	Notional Amount (000’s)[b]	(Depreciation)	Value[c]

SWAPS:CREDIT DEFAULT (WRITTEN) - TRADED INDICES

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.

01/25/38	$(1,335,025)	$2,323	$(219,187)	$(1,554,212)

	$(1,335,025)	$2,323	$(219,187)	$(1,554,212)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 7

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

[a]	Using Standard & Poor’s rating of the issuer.

[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period-end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for federal income tax purposes is $117,568,612 and net unrealized appreciation/ (depreciation) consists of:

Gross unrealized appreciation	$1,292,124
Gross unrealized depreciation	(8,166,962)

Net unrealized depreciation	$(6,874,838)

[2]	Floating rate security. The rate disclosed was in effect at December 31, 2011.

[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2011, was $3,982,547, representing 3.66% of total net assets.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
02/04/09	HCA, Inc., Term Loan B3, 3.55%, 05/01/18	$621,139	$607,141	0.56%
[6]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $50,782, which is 0.05% of total net assets.

[7]	Represents the current yield as of December 31, 2011.

[8]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $1,235,000.

[9]	Represents annualized yield at date of purchase.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These classifications are unaudited.

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(MTN): Medium-term note

(STEP): Step coupon bond

See accompanying notes to Schedule of Portfolio Investments.

8 / N-Q Report December 2011

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 99.55%
ASSET-BACKED SECURITIES — 5.54%**
Aircastle Aircraft Lease Backed Trust, Series 2007-1A, Class G1
0.54%	06/14/37	[2,3]	$6,095,398	$5,423,566
Babcock & Brown Air Funding I Ltd., Series 2007-1A, Class G1 (Bermuda)
0.58%	11/14/33	[2,3,4]	7,466,350	6,495,724
Bayview Commercial Asset Trust, Series 2005-1A, Class A1
0.59%	04/25/35	[2,3]	927,669	706,732
Bayview Commercial Asset Trust, Series 2005-2A, Class A1
0.60%	08/25/35	[2,3]	2,394,945	1,837,190
Bayview Commercial Asset Trust, Series 2006-3A, Class A1
0.54%	10/25/36	[2,3]	4,422,136	3,159,076
Bayview Commercial Asset Trust, Series 2007-1, Class A1
0.51%	03/25/37	[2,3]	127,012	84,862
Bayview Commercial Asset Trust, Series 2007-3, Class A1
0.53%	07/25/37	[2,3]	601,472	416,017
Brazos Higher Education Authority, Series 2010-1, Class A2
1.71%	02/25/35	[2]	3,035,000	2,754,283
Castle Trust, Series 2003-1AW, Class A1
1.03%	05/15/27	[2,3]	2,280,396	2,097,964
Discover Card Master Trust, Series 2009-A2, Class A
1.58%	02/17/15	[2]	2,400,000	2,417,219
GE Seaco Finance SRL, Series 2004-1A, Class A (Barbados)
0.58%	04/17/19	[2,3,4]	1,551,667	1,513,969
GE Seaco Finance SRL, Series 2005-1A, Class A (Barbados)
0.54%	11/17/20	[2,3,4]	5,299,250	5,103,041
Genesis Funding Ltd., Series 2006-1A, Class G1 (Bermuda)
0.52%	12/19/32	[2,3,4]	7,438,586	6,594,314
Goal Capital Funding Trust, Series 2006-1, Class B
0.96%	08/25/42	[2]	5,450,000	4,558,974
Green Tree Recreational Equipment & Consumer Trust, Series 1996-D, Class CTFS
7.24%	12/15/22		37,652	21,929
GSC Partners Gemini Fund Ltd., Series 1A, Class A (Cayman Islands)
1.04%	10/10/14	[2,3,4]	272,056	265,935
Keycorp Student Loan Trust, Series 2002-A, Class 1A2
0.70%	08/27/31	[2]	5,427,563	5,016,425
North Carolina State Education Authority 2011-1 A3
1.15%	10/25/41	[2]	6,500,000	5,972,070

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Northstar Education Finance, Inc., Student Loan Asset Backed Notes, Series 2007-1
0.52%	04/28/30	[2]	$5,605,000	$5,163,248
SLM Student Loan Trust, Series 2005-A, Class A3
0.75%	06/15/23	[2]	1,000,000	832,308
South Carolina Student Loan Corp., Series A2
0.65%	12/01/20	[2]	5,030,000	4,774,082
TAL Advantage LLC 2006-1 NOTE
0.48%	04/20/21	[2,3]	2,545,833	2,353,837
TAL Advantage LLC, Series 2010-2A, Class A
4.30%	10/20/25	[3]	3,140,250	3,127,274
TAL Advantage LLC, Series 2011-1A, Class A
4.60%	01/20/26	[3]	1,362,500	1,352,081
Textainer Marine Containers Ltd., Series 2005-1A, Class A (Bermuda)
0.53%	05/15/20	[2,3,4]	1,657,083	1,558,758
Textainer Marine Containers Ltd., Series 2011-1A, Class A (Bermuda)
4.70%	06/15/26	[3,4]	4,655,000	4,617,399
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A
8.00%	07/06/14	3,5,†	4,080,000	4,080,007
Triton Container Finance LLC, Series 2006-1A NOTE
0.46%	11/26/21	[2,3]	4,154,583	3,805,306
Triton Container Finance LLC, Series 2007-1A NOTE
0.43%	02/26/19	[2,3]	2,444,271	2,305,241
US Education Loan Trust IV LLC, Series 2006-1, Class A4
0.58%	03/01/41	3,6,7,†	7,175,000	5,883,513

Total Asset-Backed Securities (Cost $95,946,004)				94,292,344

CORPORATES — 30.82%*
Automotive — 0.51%
Daimler Finance North America LLC
1.74%	09/13/13	[2,3]	1,800,000	1,797,958
1.88%	09/15/14	[3]	7,000,000	6,945,476

				8,743,434

Banking — 10.10%
Abbey National Treasury Services Plc/London (United Kingdom)
2.00%	04/25/14	[2,4]	9,405,000	8,570,204
Ally Financial, Inc.
2.73%	12/01/14	[2]	1,424,000	1,276,887
Bank of America Corp.
5.62%	10/14/16		1,035,000	989,342
6.50%	08/01/16		7,400,000	7,459,607
7.38%	05/15/14		1,365,000	1,419,917

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 9

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Bank of America Corp., Series L (MTN)
5.65%	05/01/18		$300,000	$286,199
Bank of America N.A. (BKNT)
0.85%	06/15/17	[2]	2,500,000	1,815,340
6.10%	06/15/17		5,000,000	4,709,855
BankAmerica Institutional Capital A
8.07%	12/31/26	[3]	5,250,000	4,751,250
Capital One Financial Corp.
7.38%	05/23/14		5,000,000	5,496,590
City National Corp./CA
5.12%	02/15/13		8,000,000	8,127,688
Commonwealth Bank of Australia (Australia)
2.12%	03/17/14	[3,4]	10,000,000	10,040,865
Credit Suisse AG/Guernsey, Series 1 (Switzerland)
1.15%	05/29/49	[2,4]	8,390,000	5,580,609
Credit Suisse/New York (MTN) (Switzerland)
3.45%	07/02/12	[4]	1,825,000	1,847,769
5.00%	05/15/13	[4]	11,000,000	11,287,584
Deutsche Bank AG/London, Series G (MTN) (Germany)
4.88%	05/20/13	[4]	7,640,000	7,812,236
HSBC Bank Plc (United Kingdom)
1.20%	01/17/14	[2,3,4]	10,000,000	10,001,743
JPMorgan Chase & Co.
3.45%	03/01/16		5,300,000	5,374,269
4.75%	05/01/13		30,000	31,373
JPMorgan Chase & Co., Series C (MTN)
0.00%	07/23/13	[2]	1,500,000	1,483,050
JPMorgan Chase Bank N.A.
0.87%	06/13/16	[2]	4,250,000	3,807,745
JPMorgan Chase Bank N.A. (BKNT)
6.00%	10/01/17		12,700,000	13,678,091
Lloyds TSB Bank Plc (United Kingdom)
4.88%	01/21/16	[4]	10,380,000	10,049,026
National Australia Bank Ltd., Series REGS
(Australia)
1.11%	04/11/14	[2,4]	8,775,000	8,710,592
Royal Bank of Scotland Plc (United Kingdom)
4.88%	03/16/15	[4]	7,117,000	6,810,094
Royal Bank of Scotland Plc , Series 2 (United Kingdom)
3.40%	08/23/13	[4]	1,750,000	1,703,173
UBS AG/Stamford CT (BKNT) (Switzerland)
2.25%	08/12/13	[4]	5,750,000	5,700,970
Union Bank NA (BKNT)
3.00%	06/06/16		6,925,000	7,025,875
Wachovia Corp. (MTN)
5.50%	05/01/13		5,655,000	5,968,508

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Westpac Banking Corp. (Australia)
1.10%	03/31/14	[2,3,4]	$5,000,000	$5,006,224
2.10%	08/02/13	[4]	5,000,000	5,050,805

				171,873,480

Communications — 2.29%
Charter Communications Operating LLC/Charter Communications Operating Capital
10.88%	09/15/14	[3]	3,900,000	4,207,125
CSC Holdings LLC
8.50%	04/15/14		13,005,000	14,451,806
Frontier Communications Corp.
8.25%	05/01/14		3,490,000	3,642,687
iPCS, Inc.
2.55%	05/01/13	[2]	9,970,000	9,297,025
Qwest Communications International, Inc., Series B
7.50%	02/15/14		7,270,000	7,315,619

				38,914,262

Consumer Discretionary — 0.27%
Anheuser-Busch InBev Worldwide, Inc., Series FRN
0.97%	01/27/14	[2]	4,550,000	4,569,352

Electric — 1.05%
Calpine Construction Finance Co. LP and CCFC Finance Corp.
8.00%	06/01/16	[3]	340,000	368,900
Cedar Brakes I LLC
8.50%	02/15/14	[3]	1,358,780	1,423,471
Cedar Brakes II LLC
9.88%	09/01/13	[3]	3,445,882	3,588,669
FPL Energy National Wind Portfolio LLC
6.12%	03/25/19	[3]	85,172	83,853
GenOn REMA LLC, Series B
9.24%	07/02/17		415,985	417,025
KCP&L Greater Missouri Operations Co.
11.88%	07/01/12		7,149,000	7,508,166
Mirant Mid Atlantic Pass-Through Trust,
Series A
8.62%	06/30/12		990,170	1,012,449
W3A Funding Corp.
8.09%	01/02/17		3,558,343	3,517,692

				17,920,225

Energy — 2.25%
Arch Coal, Inc. (WI)
8.75%	08/01/16		1,540,000	1,676,675

See accompanying notes to Schedule of Portfolio Investments.

10 / N-Q Report December 2011

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
El Paso Pipeline Partners
4.10%	11/15/15		$3,000,000	$3,086,184
Florida Gas Transmission Co LLC
4.00%	07/15/15	[3]	3,500,000	3,668,717
Panhandle Eastern Pipeline Co. LP
6.05%	08/15/13		2,375,000	2,499,826
Sabine Pass LNG LP
7.25%	11/30/13		14,045,000	14,255,675
Southern Union Co.
3.45%	11/01/66	[2]	3,000,000	2,812,500
Tennessee Gas Pipeline Co.
8.00%	02/01/16		8,673,000	10,280,887

				38,280,464

Finance — 7.76%
Cantor Fitzgerald LP
6.38%	06/26/15	[3]	3,675,000	3,539,335
Chase Capital II, Series B
0.93%	02/01/27	[2]	6,655,000	4,658,500
CIT Group, Inc.
5.25%	04/01/14	[3]	4,295,000	4,292,316
7.00%	05/01/15	[3]	4,375,000	4,385,938
Citigroup, Inc.
1.31%	02/15/13	[2]	1,000,000	977,089
5.30%	10/17/12		1,424,000	1,447,415
5.50%	04/11/13		11,034,000	11,268,307
5.50%	10/15/14		3,510,000	3,610,758
6.38%	08/12/14		10,500,000	11,073,066
General Electric Capital Corp.
1.88%	09/16/13		2,200,000	2,226,757
General Electric Capital Corp. (MTN)
0.70%	06/20/14	[2]	3,500,000	3,367,539
0.82%	05/05/26	[2]	6,300,000	4,548,658
General Electric Capital Corp., Series A (MTN)
0.81%	09/15/14	[2]	10,169,000	9,754,003
General Electric Capital Corp., Series E (MTN)
0.61%	03/20/14	[2]	5,500,000	5,407,413
Goldman Sachs Group, Inc.
0.89%	01/12/15	[2]	1,900,000	1,685,562
1.02%	03/22/16	[2]	800,000	691,231
1.44%	02/07/14	[2]	4,000,000	3,741,084
3.62%	02/07/16		1,000,000	966,487
5.12%	01/15/15		583,000	596,305
5.45%	11/01/12		1,750,000	1,791,240
6.15%	04/01/18		3,500,000	3,616,970
International Lease Finance Corp.
6.50%	09/01/14	[3]	9,700,000	9,930,375

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
JPMorgan Chase Capital XIII, Series M
1.53%	09/30/34	[2]	$2,465,000	$1,750,150
JPMorgan Chase Capital XXI, Series U
1.38%	02/02/37	[2]	3,250,000	2,324,416
MBNA Capital, Series A
8.28%	12/01/26		1,074,000	1,000,163
Merrill Lynch & Co., Inc. (MTN)
8.68%	05/02/17	[2]	30,000	29,400
8.95%	05/18/17	[2]	30,000	29,625
9.57%	06/06/17	[2]	5,184,000	5,235,840
Morgan Stanley
0.88%	10/15/15	[2]	2,830,000	2,381,270
2.88%	01/24/14		5,500,000	5,270,436
3.80%	04/29/16		3,800,000	3,508,947
4.20%	11/20/14		750,000	723,813
6.00%	05/13/14		1,325,000	1,347,100
Morgan Stanley, Series G (MTN)
0.69%	01/09/14	[2]	1,405,000	1,271,812
Power Receivable Finance LLC
6.29%	01/01/12	[3]	117,011	116,989
6.29%	01/01/12		122,820	122,820
Prudential Holdings LLC (AGM)
1.43%	12/18/17	[2,3]	10,665,000	10,180,504
Woodbourne Capital Trust I
2.74%	04/08/49	[2,3,5]	595,000	190,400
Woodbourne Capital Trust II
2.74%	04/08/49	[2,3,5]	700,000	224,000
Woodbourne Capital Trust IV
2.65%	04/08/49	[2,3,5]	1,000,000	320,000
ZFS Finance USA Trust IV
5.88%	05/09/32	[2,3]	2,575,000	2,497,750

				132,101,783

Health Care — 0.62%
Boston Scientific Corp.
5.45%	06/15/14		1,653,000	1,767,429
CHS/Community Health Systems, Inc.
8.88%	07/15/15		1,130,000	1,173,787
UnitedHealth Group, Inc.
4.88%	02/15/13		7,348,000	7,653,684

				10,594,900

Insurance — 1.74%
Berkshire Hathaway, Inc.
0.88%	02/11/13	[2]	5,475,000	5,495,383
1.16%	08/15/14	[2]	785,000	787,207
2.20%	08/15/16		1,010,000	1,043,356
Farmers Exchange Capital
7.20%	07/15/48	[3]	444,000	488,058

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 11

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Insurance (continued)
Farmers Insurance Exchange
6.00%	08/01/14	[3]	$6,835,000	$7,426,837
Metropolitan Life Global Funding I
2.88%	09/17/12	[3]	2,810,000	2,836,453
5.12%	04/10/13	[3]	4,550,000	4,754,550
5.12%	06/10/14	[3]	3,230,000	3,479,834
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[2,3]	3,550,000	3,221,050

				29,532,728

Real Estate Investment Trust (REIT) — 3.96%
AvalonBay Communities, Inc. (MTN)
6.12%	11/01/12		1,057,000	1,091,312
Duke Realty LP
5.88%	08/15/12		956,000	975,757
6.25%	05/15/13		9,000,000	9,415,251
HCP, Inc.
6.00%	01/30/17		930,000	1,007,360
6.45%	06/25/12		4,000,000	4,074,196
HCP, Inc. (MTN)
6.30%	09/15/16		7,600,000	8,347,065
HCP, Inc., Series E (MTN)
6.00%	06/15/14		4,985,000	5,297,248
Health Care REIT, Inc.
3.62%	03/15/16		3,000,000	2,956,407
4.70%	09/15/17		10,185,000	10,127,567
Healthcare Realty Trust, Inc.
5.12%	04/01/14		1,960,000	2,022,301
6.50%	01/17/17		2,375,000	2,564,344
Kimco Realty Corp., Series C (MTN)
5.19%	10/01/13		6,000,000	6,239,422
Liberty Property LP
5.12%	03/02/15		5,305,000	5,644,796
6.38%	08/15/12		1,645,000	1,680,840
WEA Finance LLC/WT Finance Aust Pty Ltd.
7.50%	06/02/14	[3]	5,490,000	6,024,683

				67,468,549

Services — 0.02%
Mobile Mini, Inc.
6.88%	05/01/15		375,000	379,219

Transportation — 0.25%
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		167,734	174,863

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
UAL Pass-Through Trust, Series 2009-1
10.40%	11/01/16		$3,660,371	$4,049,285

				4,224,148

Total Corporates (Cost $521,922,771)				524,602,544

BANK LOANS — 0.98%*
Automotive — 0.28%
Chrysler Group LLC, Term Loan 1
6.00%	05/25/17	[2,8]	4,987,469	4,731,860

Communications — 0.03%
Cengage Learning Acquisitions, Inc., Term Loan B
2.55%	07/03/14	[2,8]	718,125	614,895

Electric — 0.02%
Texas Competitive Electric Holdings Co. LLC Term Loan NONEXT 1L
3.78%	10/10/14	[2,8]	465,072	326,277

Gaming — 0.31%
Caesars Entertainment Operating Co., Inc.,
Term Loan B2
3.37%	01/28/15	[2,8]	6,000,000	5,232,858

Health Care — 0.34%
HCA, Inc., Term Loan B3
3.55%	05/01/18	[2,8]	6,081,382	5,763,375

Total Bank Loans (Cost $17,322,058)				16,669,265

MORTGAGE-BACKED — 58.29%**
Commercial Mortgage-Backed — 7.97%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2002-2, Class A3
5.12%	07/11/43		1,612,517	1,621,708
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2002-PB2, Class A4
6.19%	06/11/35		1,351,078	1,350,168
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-5, Class A4
5.12%	10/10/45	[2]	3,810,000	4,201,762
Bear Stearns Commercial Mortgage Securities, Series 2002-PBW1, Class A2
4.72%	11/11/35	[2]	5,423,053	5,481,750
Bear Stearns Commercial Mortgage Securities, Series 2003-T12, Class A4
4.68%	08/13/39	[2]	7,195,000	7,489,833
Bear Stearns Commercial Mortgage Securities, Series 2005-T20, Class A4A
5.14%	10/12/42	[2]	7,620,000	8,402,489

See accompanying notes to Schedule of Portfolio Investments.

12 / N-Q Report December 2011

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AAB
5.75%	09/11/42		$5,247,000	$5,629,787
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4
5.22%	07/15/44	[2]	1,000,000	1,102,891
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A2
5.18%	11/15/36		6,517,853	6,595,158
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CP3, Class A3
5.60%	07/15/35		8,622,763	8,680,186
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CP5, Class A2
4.94%	12/15/35		3,500,000	3,563,038
DBRR Trust, Series 2011-LC2, Class A4A
4.54%	04/12/21	[3]	3,480,000	3,877,414
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3
6.27%	12/10/35		1,327,444	1,332,864
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A2
6.70%	04/15/34		255,070	255,165
GMAC Commercial Mortgage Securities, Inc., Series 2004-C1, Class A4
4.91%	03/10/38		410,000	431,637
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7
5.32%	06/10/36	[2]	9,050,000	9,659,106
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4
5.88%	07/10/38	[2]	6,080,000	6,776,309
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A4
3.71%	08/10/44	[2]	8,850,000	9,207,421
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A4
5.62%	07/12/34		4,751,137	4,783,369
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3
5.17%	12/12/49	[2]	4,840,000	5,228,928
Morgan Stanley Capital I, Series 2001-C3, Class A2
3.22%	08/15/49		2,020,000	2,104,775
Morgan Stanley Capital I, Series 2005-T19, Class A4A
4.89%	06/12/47		405,000	443,320
Morgan Stanley Capital I, Series 2006-T23, Class A4
5.81%	08/12/41	[2]	7,265,000	8,384,718

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Morgan Stanley Capital I, Series 2007-IQ16, Class A4
5.81%	12/12/49		$2,570,000	$2,841,804
Morgan Stanley Capital I, Series 2007-T27, Class A4
5.64%	06/11/42	[2]	265,000	303,521
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4
6.39%	07/15/33		294,053	293,847
Spirit Master Funding LLC, Series 2005-1, Class A1
5.05%	07/20/23	[3]	4,573,906	4,030,754
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3
5.74%	08/15/39	[2]	10,500,000	11,375,695
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A4
6.29%	04/15/34		4,686,759	4,702,258
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%	11/15/44		5,350,000	5,595,894

				135,747,569

Non-Agency Mortgage-Backed — 22.49%
Accredited Mortgage Loan Trust, Series 2007-1, Class A4
0.51%	02/25/37	[2]	12,000,000	4,693,314
Adjustable Rate Mortgage Trust, Series 2005-1, Class 1A1
3.03%	05/25/35	[2]	8,509,642	6,155,192
American Home Mortgage Assets, Series 2007-2, Class A1
0.42%	03/25/47	[2]	18,513,571	9,649,755
American Home Mortgage Assets, Series 2007-4, Class A2
0.48%	08/25/37	[2]	15,738,102	10,397,133
American Home Mortgage Investment Trust, Series 2004-2, Class 2A
2.62%	02/25/44	[2]	12,087,825	9,073,648
Amresco Residential Securities Mortgage Loan Trust, Series 1998-1, Class A5 (STEP)
7.57%	10/25/27		32,955	34,185
Banc of America Funding Corp., Series 2007-5, Class 3A1
6.00%	07/25/37		8,023,074	5,774,429
Banc of America Funding Corp., Series 2007-8, Class 2A1
7.00%	10/25/37		7,880,529	5,178,431
Banco de Credito Y Securitizacion SA 2001-1 AF (Argentina)
8.00%	06/30/20	[3,4,5]	78,398	5,880

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 13

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
BCAP LLC Trust, Series 2011-RR5, Class 2A3
4.69%	06/26/37	[2,3]	$8,813,942	$8,176,901
Bear Stearns Asset Backed Securities Trust, Series 2000-2, Class M2 (STEP)
8.28%	08/25/30		1,735,060	1,688,973
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 2A1
0.49%	11/25/36	[2]	11,572,612	5,502,765
Bear Stearns Mortgage Funding Trust, Series 2007-AR4, Class 2A1
0.50%	06/25/37	[2]	14,184,381	7,579,545
BHN I Mortgage Fund, Series 2000-1, Class AF (Argentina)
8.00%	01/31/20	3,4,5,†	9,000	90
Carrington Mortgage Loan Trust, Series 2004-NC2, Class M1
1.33%	08/25/34	[2]	218,633	138,206
Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A3
0.55%	02/25/37	[2]	14,875,000	5,106,067
CC Mortgage Funding Corp., Series 2005-2A, Class A1
0.47%	05/25/36	[2,3]	2,766,605	1,531,659
CC Mortgage Funding Corp., Series 2005-AA, Class B2
0.91%	01/25/36	[2,3]	666,115	106,305
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2002-2, Class 2M1
1.19%	02/25/32	[2]	723,120	372,910
Chase Mortgage Finance Corp., Series 2005-A1, Class 2A3
2.81%	12/25/35	[2]	840,000	669,963
Chase Mortgage Finance Corp., Series 2007-A2, Class 2A3
2.77%	07/25/37	[2]	9,020,242	8,010,828
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
3.05%	02/25/34	[2]	382,092	332,023
Citigroup Mortgage Loan Trust, Inc., Series 2006-AMC1, Class A2B
0.42%	09/25/36	[2]	6,415,992	2,217,480
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class A2
0.39%	01/25/37	[2]	76,688	74,831
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.47%	03/25/37	[2]	150,000	105,601
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class A2C
1.59%	07/25/37	[2]	90,000	41,670

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	09/01/33		$8,146,293	$8,633,034
Conseco Finance, Series 2001-D, Class A5 6.69% 11/15/32[2] 258,402				260,849
Conseco Financial Corp., Series 1994-1, Class A5
7.65%	04/15/19		222,206	234,855
Conseco Financial Corp., Series 1996-1, Class M1
7.00%	03/15/27	[2]	8,649,688	9,092,845
Conseco Financial Corp., Series 1997-2, Class A7
7.62%	06/15/28	[2]	4,452,535	4,920,698
Conseco Financial Corp., Series 1997-3, Class A7
7.64%	03/15/28	[2]	2,414,180	2,670,416
Conseco Financial Corp., Series 1997-7, Class A9
7.37%	07/15/29	[2]	7,045,927	7,788,939
Conseco Financial Corp., Series 1998-2, Class A5
6.24%	12/01/28	[2]	27,264	28,600
Countrywide Alternative Loan Trust, Series 2005-27, Class 2A1
1.56%	08/25/35	[2]	2,134,418	1,100,676
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1
0.58%	11/20/35	[2]	8,908,252	4,523,659
Countrywide Alternative Loan Trust, Series 2005-72, Class A1
0.56%	01/25/36	[2]	735,114	434,806
Countrywide Alternative Loan Trust, Series 2006-46, Class A4
6.00%	02/25/47		5,664,212	3,569,731
Countrywide Alternative Loan Trust, Series 2006-OA12, Class A2
0.50%	09/20/46	[2]	4,496,459	1,635,789
Countrywide Asset-Backed Certificates, Series 2007-11, Class 2A1
0.35%	06/25/47	[2]	83,282	82,748
Countrywide Asset-Backed Certificates, Series 2007-4, Class A1A
0.41%	09/25/37	[2]	2,362,709	2,298,602
Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A1
0.37%	10/25/47	[2]	106,548	105,165
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
5.01%	08/25/34	[2]	84,665	81,231

See accompanying notes to Schedule of Portfolio Investments.

14 / N-Q Report December 2011

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse Mortgage Capital Certificates, Series 2007-2, Class 3A4
5.50%	03/25/37		$5,000,000	$4,285,223
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB7, Class AF3 (STEP)
5.54%	11/25/35		1,418,348	1,342,277
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2 (STEP)
5.24%	01/25/36		2,599,858	1,401,367
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A4
0.52%	11/25/36	[2]	6,000,000	1,898,264
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2B (STEP)
5.50%	02/25/37		20,580,000	13,848,663
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1
0.35%	04/25/37	[2]	6,035,837	4,278,741
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR2, Class 2A1A
0.50%	03/19/45	[2]	3,325,628	2,070,310
Downey Savings & Loan Association Mortgage Loan Trust, Series 2006-AR1, Class 2A1A
1.15%	04/19/47	[2]	77,030	41,441
First Alliance Mortgage Loan Trust, Series 1994-3, Class A1
7.82%	10/25/25		1,127	1,074
First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1
2.20%	09/25/34	[2]	32,494	27,626
GMAC Mortgage Corp. Loan Trust, Series 2000-HE2, Class A1
0.73%	06/25/30	[2]	1,073,282	640,090
Green Tree Home Improvement Loan Trust, Series 1997-E, Class HEB1
7.53%	01/15/29		1,767,367	1,736,333
GSAA Trust, Series 2006-9, Class A4A
0.53%	06/25/36	[2]	11,221,506	4,742,091
HSBC Home Equity Loan Trust, Series 2005-3, Class M1
0.70%	01/20/35	[2]	3,358,166	2,888,585
HSBC Home Equity Loan Trust, Series 2006-3, Class A4
0.52%	03/20/36	[2]	8,680,000	6,927,630
HSBC Home Equity Loan Trust, Series 2007-1, Class AS
0.48%	03/20/36	[2]	8,335,878	7,226,048

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Impac CMB Trust, Series 2005-5, Class A1
0.93%	08/25/35	[2]	$4,749,808	$2,950,189
Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1
0.68%	12/25/34	[2]	565,984	293,029
Indymac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A
1.09%	11/25/34	[2]	1,935,833	1,169,194
JPMorgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2F3 (STEP)
2.85%	10/25/35		2,325,751	2,109,503
JPMorgan Mortgage Acquisition Corp., Series 2007-CH1, Class AF2 (STEP)
5.45%	10/25/36		5,072,344	5,068,253
JPMorgan Mortgage Acquisition Corp., Series 2007-CH2, Class AF2 (STEP)
5.48%	01/25/37		13,649,012	10,457,410
JPMorgan Mortgage Acquisition Corp., Series 2007-CH5, Class A2
0.34%	05/25/37	[2]	1,145,248	1,103,458
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AV4
0.57%	03/25/47	[2]	50,000	17,077
JPMorgan Mortgage Trust, Series 2005-A3, Class 5A3
2.82%	06/25/35	[2]	120,809	91,081
JPMorgan Mortgage Trust, Series 2007-A1, Class 5A2
2.78%	07/25/35	[2]	1,494,480	1,315,588
Lake Country Mortgage Loan Trust, Series 2006-HE1, Class M5
2.29%	07/25/34	[2,3]	4,716,000	2,101,077
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3
4.35%	05/15/14		5,961,626	5,965,352
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4
5.27%	09/15/18		4,942,742	5,153,758
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class AIOC
0.55%	05/15/41	[2,5]	303,520,654	4,514,081
Lehman XS Trust, Series 2006-GP1, Class A4A
0.62%	05/25/46	[2]	11,198,492	2,581,345
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1
0.79%	02/25/35	[2]	2,670,837	2,633,142
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
5.06%	01/25/34	[2]	95,559	85,976
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1
2.82%	01/25/34	[2]	144,586	112,861

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 15

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
2.75%	06/25/34	[2]	$260,110	$195,497
MASTR Adjustable Rate Mortgages Trust, Series 2004-9, Class 1A4
0.89%	11/25/34	[2]	3,613,340	3,351,335
MASTR Asset Backed Securities Trust, Series 2007-HE1, Class A3
0.50%	05/25/37	[2]	55,000	21,710
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
2.70%	10/25/32	[2]	655,531	537,992
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
0.47%	06/25/37	[2]	19,057,200	8,724,750
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		856,971	863,168
Mid-State Trust, Series 2006-1, Class A
5.79%	10/15/40	[3]	8,693,387	9,579,055
Morgan Stanley ABS Capital I, Series 2004-NC2, Class M2
2.09%	12/25/33	[2]	167,420	109,344
Morgan Stanley ABS Capital I, Series 2004-NC7, Class M2
0.91%	07/25/34	[2]	13,000,000	11,806,709
Morgan Stanley Mortgage Loan Trust, Series 2007-10XS, Class A18
6.00%	07/25/47	[2]	10,525,488	7,606,809
Nationstar Home Equity Loan Trust, Series 2007-A, Class AV4
0.52%	03/25/37	[2]	6,466,000	3,434,631
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV3
0.47%	06/25/37	[2]	7,807,200	3,757,750
Origen Manufactured Housing, Series 2006-A, Class A1
0.43%	11/15/18	[2]	2,441,725	2,339,278
Park Place Securities, Inc., Series 2004-MHQ1, Class M1
0.99%	12/25/34	[2]	6,756,034	6,481,913
Park Place Securities, Inc., Series 2005-WCW1, Class A3D
0.63%	09/25/35	[2]	6,872,573	6,617,583
Park Place Securities, Inc., Series 2005-WHQ1, Class M2
0.79%	03/25/35	[2]	9,578,000	7,222,550
Popular ABS Mortgage Pass-Through Trust, Series 2007-A, Class A3
0.60%	06/25/47	[2]	70,000	36,145
Residential Asset Mortgage Products, Inc., Series 2004-SL4, Class A3
6.50%	07/25/32		1,938,041	2,012,367

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Mortgage Products, Inc., Series 2005-SL1, Class A5
6.50%	05/25/32		$3,677,187	$3,504,285
Residential Asset Securities Corp., Series 2005-KS12, Class A2
0.54%	01/25/36	[2]	5,285,370	5,083,582
Residential Funding Mortgage Securities II, Inc., Series 2000-HI1, Class AI7 (STEP)
8.79%	02/25/25		6,067	5,987
SG Mortgage Securities Trust, Series 2006-FRE1, Class A1B
0.56%	02/25/36	[2]	1,513,514	734,178
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2C
0.43%	12/25/36	[2]	12,000,000	9,371,725
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C
0.63%	03/25/36	[2]	4,241,192	4,138,433
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1
2.50%	12/27/35	[2]	14,121,946	6,515,859
Structured Asset Mortgage Investments, Inc., Series 2006-AR8, Class A1A
0.49%	10/25/36	[2]	13,362,920	7,132,964
Structured Asset Securities Corp., Series 2002-5A, Class 6A
6.16%	04/25/32	[2]	24,965	21,773
Structured Asset Securities Corp., Series 2003-26A, Class 3A5
2.44%	09/25/33	[2]	4,044,289	3,386,904
Structured Asset Securities Corp., Series 2005-S2, Class M2
0.97%	06/25/35	[2]	452,951	448,050
Terwin Mortgage Trust, Series 2004-7HE, Class A1
0.84%	07/25/34	[2,3]	142,962	117,675
Terwin Mortgage Trust, Series 2005-9HGS, Class A1
4.00%	08/25/35	[2,3]	101,033	98,750
Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A3
0.47%	06/25/47	[2]	8,030,216	7,857,863
WaMu Mortgage Pass-Through Certificates, Series 2002-AR18, Class A
2.48%	01/25/33	[2]	393,851	352,087
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21
0.62%	01/25/45	[2]	1,211,967	861,031
WaMu Mortgage Pass-Through Certificates, Series 2006-AR7, Class 3A1B
2.78%	07/25/46	[2]	9,169,045	3,851,454

See accompanying notes to Schedule of Portfolio Investments.

16 / N-Q Report December 2011

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A1
0.98%	04/25/47	[2]	$13,835,694	$7,479,852
Wells Fargo Home Equity Trust, Series 2005-3, Class AII3
0.63%	11/25/35	[2]	5,634,565	5,521,468
Wells Fargo Home Equity Trust, Series 2007-2, Class A1
0.38%	04/25/37	[2]	403,159	389,796

				382,730,866

U.S. Agency Mortgage-Backed — 27.83%
Fannie Mae (TBA)
3.00%	01/25/27		33,925,000	35,032,862
Fannie Mae Interest Strip, Series 405, Class F10
0.99%	10/25/40	[2]	12,620,736	12,675,753
Fannie Mae Pool 555177
2.30%	01/01/33	[2]	60,067	62,829
Fannie Mae Pool 555284
7.50%	10/01/17		3,026	3,362
Fannie Mae Pool 567002
8.00%	05/01/23		91,065	107,632
Fannie Mae Pool 735861
6.50%	09/01/33		43,677	49,936
Fannie Mae Pool 745383
2.38%	12/01/35	[2]	2,213,008	2,337,996
Fannie Mae Pool 770900
2.32%	04/01/34	[2]	626,602	665,427
Fannie Mae Pool 805256
2.18%	01/01/35	[2]	791,498	821,962
Fannie Mae Pool 890141
5.50%	12/01/20		11,578,058	12,574,857
Fannie Mae Pool 942553
5.92%	08/01/37	[2]	8,110,046	8,793,035
Fannie Mae Pool 995182
5.50%	06/01/20		13,241,118	14,381,096
Fannie Mae Pool 995793
5.50%	09/01/36		9,589,709	10,484,587
Fannie Mae Pool AD0538
6.00%	05/01/24		4,609,792	4,985,418
Fannie Mae Pool AE0083
6.00%	01/01/40		13,400,702	14,843,851
Fannie Mae, Series 1997-76, Class FS
0.76%	09/17/27	[2]	50,492	50,129
Fannie Mae, Series 2001-60, Class OF
1.24%	10/25/31	[2]	4,618,610	4,685,920
Fannie Mae, Series 2007-64, Class FA
0.76%	07/25/37	[2]	5,020,342	4,994,572

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae, Series 2009-33, Class FB
1.11%	03/25/37	[2]	$15,992,500	$16,240,501
Fannie Mae, Series 2010-109, Class PF
0.69%	10/25/40	[2]	12,421,301	12,410,652
Fannie Mae, Series 2010-26, Class S (IO)
5.94%	11/25/36	[2]	59,458,157	9,049,240
Fannie Mae, Series 2010-43, Class DP
5.00%	05/25/40		10,288,869	11,396,588
Fannie Mae, Series 2010-95, Class S (IO)
6.31%	09/25/40	[2]	30,405,415	5,705,766
Fannie Mae, Series 2010-99, Class NI (IO)
6.00%	09/25/40		23,474,830	4,194,762
Fannie Mae, Series 2011-71, Class FB
0.79%	05/25/37	[2]	15,971,243	15,996,896
Fannie Mae, Series G92-10, Class Z
7.75%	01/25/22		11,368	12,577
Freddie Mac Gold Pool A45796
7.00%	01/01/33		28,412	32,909
Freddie Mac Gold Pool C46104
6.50%	09/01/29		35,995	41,249
Freddie Mac Gold Pool G13032
6.00%	09/01/22		6,786,417	7,325,355
Freddie Mac Gold Pool G13475
6.00%	01/01/24		860,426	937,564
Freddie Mac Non Gold Pool 1B1928
2.50%	08/01/34	[2]	1,905,902	2,012,500
Freddie Mac Non Gold Pool 1G2627
5.91%	03/01/37	[2]	5,027,209	5,230,117
Freddie Mac Non Gold Pool 1J1393
2.33%	10/01/36	[2]	5,425,293	5,739,667
Freddie Mac Non Gold Pool 1J1509
2.35%	11/01/36	[2]	3,090,830	3,245,467
Freddie Mac Non Gold Pool 1L0113
3.16%	05/01/35	[2]	1,672,546	1,766,858
Freddie Mac Non Gold Pool 1N0371
5.28%	01/01/37	[2]	4,452,152	4,699,905
Freddie Mac Non Gold Pool 1Q0196
4.91%	02/01/37	[2]	3,399,989	3,601,763
Freddie Mac Non Gold Pool 786781
2.99%	08/01/29	[2]	139,305	147,383
Freddie Mac, Series 2174, Class PN
6.00%	07/15/29		2,400,927	2,572,381
Freddie Mac, Series 2454, Class FQ
1.28%	06/15/31	[2]	38,952	39,602
Freddie Mac, Series 2561, Class BX (IO)
5.00%	05/15/17		80,892	753
Freddie Mac, Series 2657, Class LX (IO)
6.00%	05/15/18		17,896	1,069

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 17

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac, Series 3294, Class CB
5.50%	03/15/37		$8,862,756	$9,495,436
Freddie Mac, Series 3345, Class FP
0.48%	11/15/36	[2]	6,193,667	6,181,359
Freddie Mac, Series 3345, Class PF
0.46%	05/15/36	[2]	6,231,717	6,218,389
Freddie Mac, Series 3346, Class FA
0.51%	02/15/19	[2]	10,249,084	10,238,290
Freddie Mac, Series 3626, Class MA
5.00%	02/15/30		7,673,168	7,993,882
Freddie Mac, Series 3672, Class A
6.00%	05/15/40		4,913,748	5,236,372
Ginnie Mae I Pool 422972
6.50%	07/15/29		46,541	53,965
Ginnie Mae II Pool 1849
8.50%	08/20/24		1,446	1,714
Ginnie Mae II Pool 2020
8.50%	06/20/25		2,401	2,903
Ginnie Mae II Pool 2286
8.50%	09/20/26		3,106	3,757
Ginnie Mae II Pool 2487
8.50%	09/20/27		18,080	21,999
Ginnie Mae II Pool 80059
2.38%	04/20/27	[2]	48,452	50,160
Ginnie Mae II Pool 80589
2.50%	03/20/32	[2]	106,711	110,519
Ginnie Mae II Pool 80610
2.38%	06/20/32	[2]	34,077	35,278
Ginnie Mae II Pool 80968
1.62%	07/20/34	[2]	956,024	984,092
Ginnie Mae II Pool 81201
2.25%	01/20/35	[2]	26,196	27,067
Ginnie Mae II Pool 8599
3.00%	02/20/25	[2]	42,633	44,532
Ginnie Mae, Series 2003-28, Class LI (IO)
5.50%	02/20/32		250,097	8,248
Ginnie Mae, Series 2009-106, Class XI (IO)
6.52%	05/20/37	[2]	32,318,217	5,749,346
NCUA Guaranteed Notes, Series 2010-R1, Class 1A
0.72%	10/07/20	[2]	19,516,483	19,537,756
NCUA Guaranteed Notes, Series 2010-R2, Class 1A
0.64%	11/06/17	[2]	22,631,209	22,631,209
NCUA Guaranteed Notes, Series 2010-R2, Class 2A
0.74%	11/05/20	[2]	14,112,182	14,112,182
NCUA Guaranteed Notes, Series 2010-R3, Class 1A
0.83%	12/08/20	[2]	19,132,779	19,204,527

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
NCUA Guaranteed Notes, Series 2010-R3, Class 2A
0.83%	12/08/20	[2]	$8,201,056	$8,234,352
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
0.80%	03/09/21	[2]	28,296,627	28,345,297
NCUA Guaranteed Notes, Series 2011-R1, Class 1A
0.72%	01/08/20	[2]	12,967,087	12,989,390
NCUA Guaranteed Notes, Series 2011-R2, Class 1A
0.67%	02/06/20	[2]	12,338,351	12,355,686
NCUA Guaranteed Notes, Series 2011-R3, Class 1A
0.68%	03/11/20	[2]	8,174,549	8,190,285
NCUA Guaranteed Notes, Series 2011-R4, Class 1A
0.65%	03/06/20	[2]	11,392,721	11,396,282
NCUA Guaranteed Notes, Series 2011-R5, Class 1A
0.65%	04/06/20	[2]	8,918,827	8,920,220
NCUA Guaranteed Notes, Series 2011-R6, Class 1A
0.65%	05/07/20	[2]	15,381,344	15,383,747

				473,710,989

Total Mortgage-Backed (Cost $1,067,658,341)				992,189,424

MUNICIPAL BONDS — 1.27%*
California — 0.54%
State of California, Taxable, Various Purpose
4.85%	10/01/14		4,900,000	5,230,995
5.50%	03/01/16		1,775,000	1,968,315
State of California, Taxable, Various Purpose, Series 3
5.45%	04/01/15		1,715,000	1,876,433

				9,075,743

Illinois — 0.73%
State of Illinois, Taxable Bonds
4.03%	03/01/14		525,000	540,246
4.07%	01/01/14		9,275,000	9,541,378
5.36%	03/01/17		2,250,000	2,375,595

				12,457,219

Total Municipal Bonds (Cost $20,504,827)				21,532,962

See accompanying notes to Schedule of Portfolio Investments.

18 / N-Q Report December 2011

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
U.S. TREASURY SECURITIES — 2.65%
U.S. Treasury Notes — 2.65%
U.S. Treasury Notes - Treasury Inflation Indexed Notes
3.00%	07/15/12	$35,020,000	$45,074,276

Total U.S. Treasury Securities (Cost $45,141,833)

Total Bonds – 99.55% (Cost $1,768,495,834)			1,694,360,815

SHORT-TERM INVESTMENTS — 3.01%
Money Market Fund — 0.92%
BlackRock Liquidity Funds TempFund Portfolio
0.09%[9]		5,439,000	5,439,000
DWS Money Market Series-Institutional
0.08%[9]		19,000	19,000
Fidelity Institutional Money Market Funds - Prime Money Market Portfolio
0.11%[9]		60,000	60,000
Goldman Sachs Financial Square Funds - Prime Obligations Fund
0.10%[9,10]		10,232,000	10,232,000

			15,750,000

U.S. Agency Discount Notes — 2.09%
Federal Home Loan Bank
0.06%[11]	05/18/12	12,000,000	11,999,544
0.07%[11]	05/11/12	8,500,000	8,499,694
Freddie Mac
0.06%[11]	05/29/12	15,000,000	14,999,385

			35,498,623

Total Short-Term Investments (Cost $51,241,700)			51,248,623

Total Investments – 102.56% (Cost $1,819,737,534)[1]			1,745,609,438

Liabilities in Excess of Other Assets – (2.56)%			(43,522,376)

Net Assets – 100.00%			$1,702,087,062

Expiration Date	Premiums Paid	Notional Amount (000’s) [b]	Appreciation	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Deutsche Bank AG
09/20/16	$36,378	$895	$17,027	$53,405

Expiration Date	Premiums Paid	Notional Amount (000’s)[b]	Appreciation	Value

SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Goldman Sachs Group, Inc.

09/20/16	$36,175	$890	$16,931	$53,106

	$72,553	$1,785	$33,958	$106,511

Expiration Date	Credit Rating[a]	Premiums (Received)	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]

SWAPS: CREDIT DEFAULT (WRITTEN) - SINGLE ISSUES

The Fund receives a fixed rate equal to 0.25% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the French Republic Bond, 4.25% due 04/25/19 Counterparty: Barclays Capital, Inc.

09/20/12	A+	$(84,328)	$18,850	$(24,843)	$(109,171)

The Fund receives a fixed rate equal to 1.00% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the General Electric Capital Corp., 5.63% due 09/15/17. Counterparty: UBS AG

09/20/12	A+	(35,395)	4,725	23,292	(12,103)

		$(119,723)	$23,575	$(1,551)	$(121,274)

Expiration Date	Premiums (Received)	Notional Amount (000’s)[b]	(Depreciation)	Value[c]

SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.

01/25/38	$(3,254,123)	$5,661	$(530,679)	$(3,784,802)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.

01/25/38	(2,363,102)	3,871	(224,797)	(2,587,899)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

01/25/38	(3,707,841)	5,807	(174,007)	(3,881,848)

	$(9,325,066)	$15,339	$(929,483)	$(10,254,549)

Expiration Date	Premiums (Received)	Notional Amount (000’s)[b]	Appreciation	Value[c]

SWAPTION: RATE FLOOR INFLATION

The Fund received a fixed payment equal to $115,920 and the Fund will pay to the counterparty a floating rate based on the Consumer Price Indexes-Urban at expiration of the swaption 11/23/20. Counterparty: Citigroup, Inc.

11/23/20	$(115,920)	$10,080	$70,560	$(45,360)

	$(115,920)	$10,080	$70,560	$(45,360)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 19

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

[a]	Using Standard & Poor’s rating of the issuer.

[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period-end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for federal income tax purposes is $1,819,850,910 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$36,380,116
Gross unrealized depreciation	(110,621,588)

Net unrealized depreciation	$(74,241,472)

[2]	Floating rate security. The rate disclosed was in effect at December 31, 2011.

[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2011, was $208,200,989, representing 12.23% of total net assets.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $9,334,758, which is 0.55% of total net assets.

[6]	Security is currently in default with regard to scheduled interest or principal payments.

[7]	Non-income producing security.

[8]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
06/09/11	Caesars Entertainment Operating Co., Inc., Term Loan B2, 3.37%, 01/28/15	$5,485,603	$5,232,858	0.31%
06/27/07	Cengage Learning Acquisitions, Inc., Term Loan B, 2.55%, 07/03/14	715,547	614,895	0.03%
11/03/2011	Chrysler Group LLC, Term Loan 1, 6.00%, 05/25/17	4,631,898	4,731,860	0.28%

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
10/22/07	HCA, Inc., Term Loan B3, 3.55%, 05/01/18	$6,023,938	$5,763,375	0.34%
10/31/07	Texas Competitive Electric Holdings Co. LLC Term Loan NONEXT 1L, 3.78%, 10/10/14	465,072	326,277	0.02%

		$17,322,058	$16,669,265	0.98%

[9]	Represents the current yield as of December 31, 2011.

[10]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $10,232,000.

[11]	Represents annualized yield at date of purchase.

†	Fair valued security. The aggregate value of fair valued securities is $9,963,610, which is 0.59% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These classifications are unaudited.

(AGM): Assurance Guaranty Municipal Corp. (formerly known as FSA

(Financial Security Assurance, Inc.))

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(MTN): Medium-term note

(STEP): Step coupon bond

(TBA): To be announced

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

20 / N-Q Report December 2011

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 99.76%
ASSET-BACKED SECURITIES — 6.31%**
Aerco Ltd., Series 2A, Class A3 (United Kingdom)
0.74%	07/15/25	[2,3,4]	$1,200,471	$888,349
Aircastle Aircraft Lease Backed Trust, Series 2007-1A, Class G1
0.54%	06/14/37	[3,4]	849,546	755,909
Babcock & Brown Air Funding I Ltd., Series 2007-1A, Class G1 (Bermuda)
0.58%	11/14/33	[2,3,4]	941,137	818,789
Bayview Commercial Asset Trust, Series 2005-2A, Class A1
0.60%	08/25/35	[3,4]	304,120	233,294
Brazos Higher Education Authority, Series 2005-3, Class A16
0.77%	06/25/26	[3]	350,000	318,416
Brazos Higher Education Authority, Series 2010-1, Class A2
1.71%	02/25/35	[3]	650,000	589,879
Brazos Higher Education Authority, Series 2011-2, Class A3
1.42%	10/27/36	[3]	225,000	200,027
CIT Education Loan Trust, Series 2007-1, Class A
0.66%	03/25/42	[3,4]	648,922	587,819
Discover Card Master Trust, Series 2009-A2, Class A
1.58%	02/17/15	[3]	325,000	327,332
Educational Funding of the South, Inc., Series 2011-1, Class A2
1.07%	04/25/35	[3]	580,000	525,126
GE Business Loan Trust, Series 2003-2A, Class A
0.65%	11/15/31	[3,4]	787,357	733,301
GE Business Loan Trust, Series 2004-1, Class A
0.57%	05/15/32	[3,4]	753,463	679,541
GE Business Loan Trust, Series 2004-1, Class B
0.98%	05/15/32	[3,4]	358,792	278,883
GE Business Loan Trust, Series 2004-2A, Class A
0.50%	12/15/32	[3,4]	566,908	494,431
GE Business Loan Trust, Series 2005-1A, Class A3
0.53%	06/15/33	[3,4]	706,332	599,185
GE Seaco Finance SRL, Series 2004-1A, Class A (Barbados)
0.58%	04/17/19	[2,3,4]	256,667	250,431
GE Seaco Finance SRL, Series 2005-1A, Class A (Barbados)
0.54%	11/17/20	[2,3,4]	665,833	641,180

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Genesis Funding Ltd., Series 2006-1A, Class G1 (Bermuda)
0.52%	12/19/32	[2,3,4]	$847,434	$751,251
Keycorp Student Loan Trust, Series 2002-A, Class 1A2
0.70%	08/27/31	[3]	581,265	537,234
Lease Investment Flight Trust, Series 1, Class A2
0.71%	07/15/31	[3]	777,681	477,380
Peach Finance Co. 2000 A
4.71%	04/15/48	[4]	644,874	667,445
SLC Student Loan Trust, Series 2008-1, Class A4A
2.15%	12/15/32	[3]	625,000	634,147
South Carolina Student Loan Corp., Series A2
0.65%	12/01/20	[3]	400,000	379,649
TAL Advantage LLC 2006-1 NOTE
0.48%	04/20/21	[3,4]	628,333	580,947
TAL Advantage LLC, Series 2010-2A, Class A
4.30%	10/20/25	[4]	384,250	382,662
Textainer Marine Containers Ltd., Series 2005-1A, Class A (Bermuda)
0.53%	05/15/20	[2,3,4]	358,750	337,463
Textainer Marine Containers Ltd., Series 2011-1A, Class A (Bermuda)
4.70%	06/15/26	[2,4]	522,500	518,280
Trinity Rail Leasing LP, Series 2004-1A, Class A
5.27%	08/14/27	[4]	273,665	291,085
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A
4.37%	07/15/41	[4]	689,455	709,380
Triton Container Finance LLC, Series 2006-1A NOTE
0.46%	11/26/21	[3,4]	553,125	506,624
Triton Container Finance LLC, Series 2007-1A NOTE
0.43%	02/26/19	[3,4]	346,354	326,654
US Education Loan Trust IV LLC, Series 2006-1, Class A4
0.58%	03/01/41	4,5,6,†	700,000	574,001

Total Asset-Backed Securities (Cost $16,598,434)				16,596,094

CORPORATES — 22.26%*

Banking — 5.09%
Abbey National Treasury Services Plc/London (United Kingdom)
2.88%	04/25/14	[2]	1,019,000	950,281
ANZ National International Ltd. (PIK) (New Zealand)
6.20%	07/19/13	[2,4]	600,000	636,874

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 21

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Bank of America Corp.
5.62%	10/14/16		$215,000	$205,516
5.62%	07/01/20		1,500,000	1,387,877
Bank of America N.A. (BKNT)
0.85%	06/15/17	[3]	1,350,000	980,284
6.10%	06/15/17		340,000	320,270
Barclays Bank Plc (United Kingdom)
5.20%	07/10/14	[2]	850,000	876,712
Chase Capital III, Series C
1.08%	03/01/27	[3]	500,000	345,426
Credit Suisse AG/Guernsey, Series 1 (Switzerland)
1.15%	05/29/49	[2,3]	770,000	512,165
Credit Suisse/New York (MTN) (Switzerland)
5.00%	05/15/13	[2]	700,000	718,301
Credit Suisse/New York (Switzerland)
5.50%	05/01/14	[2]	500,000	519,993
6.00%	02/15/18	[2]	575,000	567,798
Deutsche Bank AG/London, Series G (MTN) (Germany)
4.88%	05/20/13	[2]	760,000	777,133
Deutsche Bank Capital Funding Trust VII
5.63%	01/19/49	[3,4]	120,000	87,000
HBOS Plc, Series G (MTN) (United Kingdom)
6.75%	05/21/18	[2,4]	915,000	728,546
JPMorgan Chase Bank N.A.
0.87%	06/13/16	[3]	600,000	537,564
JPMorgan Chase Bank N.A. (BKNT)
6.00%	07/05/17		600,000	644,557
6.00%	10/01/17		500,000	538,507
Royal Bank of Scotland Plc (United Kingdom)
3.95%	09/21/15	[2]	1,000,000	933,708
Svenska Handelsbanken AB (Sweden)
4.88%	06/10/14	[2,4]	825,000	858,913
Wachovia Corp. (MTN)
5.50%	05/01/13		239,000	252,250

				13,379,675

Communications — 0.38%
Cellco Partnership/Verizon Wireless Capital LLC
5.55%	02/01/14		350,000	380,450
Verizon Communications, Inc.
1.95%	03/28/14		600,000	613,396

				993,846

Electric — 1.90%
Cedar Brakes II LLC
9.88%	09/01/13	[4]	640,260	666,791

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
KCP&L Greater Missouri Operations Co.
11.88%	07/01/12		$1,429,000	$1,500,793
PG&E Corp.
5.75%	04/01/14		910,000	992,026
Public Service Co. of New Mexico
7.95%	05/15/18		475,000	555,950
Southwestern Electric Power Co.
6.45%	01/15/19		534,000	612,674
Texas-New Mexico Power Co.
9.50%	04/01/19	[4]	500,000	656,684

				4,984,918

Energy — 1.51%
Sabine Pass LNG LP
7.25%	11/30/13		935,000	949,025
Southern Union Co.
3.45%	11/01/66	[3]	910,000	853,125
Tennessee Gas Pipeline Co.
8.00%	02/01/16		1,250,000	1,481,738
Valero Energy Corp.
9.38%	03/15/19		471,000	604,817
Williams Cos., Inc.
7.88%	09/01/21		70,000	86,303

				3,975,008

Finance — 7.89%
Bear Stearns Cos. LLC
7.25%	02/01/18		1,140,000	1,338,156
Citigroup, Inc.
1.06%	08/25/36	[3]	205,000	136,798
5.50%	04/11/13		451,000	460,577
5.50%	10/15/14		371,000	381,650
6.00%	08/15/17		250,000	262,302
6.38%	08/12/14		535,000	564,199
6.50%	08/19/13		408,000	424,877
Countrywide Financial Corp. (MTN)
5.80%	06/07/12		285,000	288,245
Dolphin Subsidiary II, Inc.
7.25%	10/15/21	[4]	1,100,000	1,199,000
General Electric Capital Corp.
4.62%	01/07/21		700,000	727,552
5.62%	05/01/18		730,000	814,717
General Electric Capital Corp. (MTN)
0.82%	05/05/26	[3]	500,000	361,005
1.39%	05/22/13	[3]	340,000	341,511
3.35%	10/17/16		750,000	781,744
General Electric Capital Corp., Series A (MTN)
0.81%	09/15/14	[3]	694,000	665,678

See accompanying notes to Schedule of Portfolio Investments.

22 / N-Q Report December 2011

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
General Electric Capital Corp., Series E (MTN)
0.61%	03/20/14	[3]	$300,000	$294,950
Goldman Sachs Group, Inc.
0.62%	02/06/12	[3]	210,000	209,665
6.15%	04/01/18		1,100,000	1,136,762
7.50%	02/15/19		550,000	612,542
Goldman Sachs Group, Inc. (MTN)
6.00%	05/01/14		250,000	259,644
Goldman Sachs Group, Inc., Series B (MTN)
0.82%	07/22/15	[3]	100,000	87,599
International Lease Finance Corp.
6.50%	09/01/14	[4]	1,000,000	1,023,750
JPMorgan Chase Capital XIII, Series M
1.53%	09/30/34	[3]	1,070,000	759,700
Merrill Lynch & Co., Inc. (MTN)
8.68%	05/02/17	[3]	510,000	499,800
8.95%	05/18/17	[3]	410,000	404,875
9.57%	06/06/17	[3]	319,000	322,190
Morgan Stanley
0.88%	10/15/15	[3]	187,000	157,349
Morgan Stanley (MTN)
0.86%	10/18/16	[3]	1,185,000	974,226
6.25%	08/28/17		800,000	782,407
NCUA Guaranteed Notes, Series A1
0.30%	06/12/13	[3]	2,225,000	2,222,597
Power Receivable Finance LLC
6.29%	01/01/12		25,311	25,311
Private Export Funding Corp.
2.80%	05/15/22		1,040,000	1,060,267
Prudential Holdings LLC (AGM)
1.43%	12/18/17	[3,4]	500,000	477,286
ZFS Finance USA Trust II
6.45%	12/15/65	[3,4]	750,000	686,250

				20,745,181

Health Care — 0.81%
HCA, Inc. (WI)
8.50%	04/15/19		430,000	470,850
UnitedHealth Group, Inc.
4.88%	02/15/13		760,000	791,617
WellPoint, Inc.
6.00%	02/15/14		800,000	872,406

				2,134,873

Insurance — 1.24%
Farmers Insurance Exchange
6.00%	08/01/14	[4]	1,000,000	1,086,589

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Insurance (continued)
Metropolitan Life Global Funding I
5.12%	06/10/14	[4]	$800,000	$861,878
Nationwide Mutual Insurance Co.
6.60%	04/15/34	[4]	440,000	403,122
Pricoa Global Funding I
5.45%	06/11/14	[4]	850,000	919,199

				3,270,788

Real Estate Investment Trust (REIT) — 2.29%
Duke Realty LP
6.25%	05/15/13		790,000	826,450
HCP, Inc.
7.07%	06/08/15		200,000	218,065
HCP, Inc. (MTN)
6.30%	09/15/16		500,000	549,149
6.70%	01/30/18		275,000	306,067
Health Care REIT, Inc.
4.70%	09/15/17		1,000,000	994,361
Shurgard Storage Centers LLC
5.88%	03/15/13		68,000	70,872
Simon Property Group LP
4.20%	02/01/15		400,000	424,729
UDR, Inc. (MTN)
5.00%	01/15/12		80,000	80,105
5.25%	01/15/15		1,000,000	1,064,381
WEA Finance LLC
7.12%	04/15/18	[4]	775,000	867,267
WEA Finance LLC/WT Finance Aust Pty Ltd.
7.50%	06/02/14	[4]	570,000	625,514

				6,026,960

Transportation — 1.15%
American Airlines 2011-2 Class A Pass-Through Trust, Series A
8.62%	10/15/21		1,000,000	1,038,750
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		73,384	76,502
Continental Airlines Pass-Through Trust, Series 1999, Class C2
7.26%	03/15/20		385,030	408,131
Continental Airlines Pass-Through Trust, Series 2007, Class 1A
5.98%	04/19/22		346,695	363,813
JetBlue Airways Pass-Through Trust, Series 2004, Class G1
0.83%	08/15/16	[3]	15,510	13,812
JetBlue Airways Pass-Through Trust, Series 2004, Class G2
0.91%	11/15/16	[3]	661,000	532,105

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 23

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Northwest Airlines Pass-Through Trust, Series 2001-1, Class A-1
7.04%	04/01/22		$192,080	$204,445
UAL Pass-Through Trust, Series 2009-2A
9.75%	01/15/17		355,737	391,755

				3,029,313

Total Corporates (Cost $56,278,292)				58,540,562

BANK LOANS — 0.16%*

Health Care — 0.16%
HCA, Inc., Term Loan B3
3.55%	05/01/18	[3,7]	455,133	431,333

Total Bank Loans (Cost $452,708)

MORTGAGE-BACKED — 55.49%**

Commercial Mortgage-Backed — 11.14%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2002-2, Class A3
5.12%	07/11/43		115,842	116,502
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class A5
4.86%	07/10/43	[3]	950,000	1,032,440
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-3, Class A4
5.89%	07/10/44	[3]	1,010,000	1,110,965
Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4
5.19%	05/11/39	[3]	40,000	41,930
Bear Stearns Commercial Mortgage Securities, Series 2005-T20, Class A4A
5.14%	10/12/42	[3]	1,140,000	1,257,065
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4
5.54%	09/11/41		470,000	525,614
Bear Stearns Commercial Mortgage Securities, Series 2006-T22, Class A4
5.53%	04/12/38	[3]	1,100,000	1,243,214
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4
5.69%	06/11/50	[3]	1,020,000	1,127,688
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4
5.70%	12/10/49	[3]	500,000	553,473
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class A4
5.81%	12/10/49	[3]	235,000	263,380
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3
5.31%	12/15/39		1,045,000	1,119,389

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
DBRR Trust, Series 2011-LC2, Class A4A
4.54%	04/12/21	[4]	$516,997	$576,038
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3
6.27%	12/10/35		419,304	421,016
GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A3
5.35%	08/11/36		859,706	868,992
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A4
4.95%	01/11/35		956,170	970,742
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4
4.11%	07/05/35		984,776	1,010,425
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7
5.32%	06/10/36	[3]	1,110,000	1,184,708
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4
5.88%	07/10/38	[3]	1,605,000	1,788,812
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4
5.44%	03/10/39		945,000	1,026,739
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A4
3.71%	08/10/44	[3]	1,715,000	1,784,263
JPMorgan Chase Commercial Mortgage Securities Corp, Series 2006-LDP9, Class A3
5.34%	05/15/47		490,000	521,842
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4
5.44%	06/12/47		1,085,000	1,167,324
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4
5.29%	01/12/44	[3]	1,190,000	1,314,317
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A4
4.75%	06/12/43	[3]	935,000	1,008,843
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3
5.17%	12/12/49	[3]	760,000	821,071
Morgan Stanley Capital I, Series 2001-C3, Class A2
3.22%	08/15/49		285,000	296,961
Morgan Stanley Capital I, Series 2005-T19, Class A4A
4.89%	06/12/47		1,040,000	1,138,403
Morgan Stanley Capital I, Series 2007-IQ16, Class A4
5.81%	12/12/49		1,185,000	1,310,326
Morgan Stanley Capital I, Series 2011-C3, Class A4
4.12%	08/15/49		165,000	177,371

See accompanying notes to Schedule of Portfolio Investments.

24 / N-Q Report December 2011

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Nomura Asset Securities Corp., Series 1998-D6, Class A3
7.28%	03/15/30	[3]	$965,000	$1,021,082
Spirit Master Funding LLC, Series 2005-1, Class A1
5.05%	07/20/23	[4]	741,532	653,475
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A7
5.12%	07/15/42	[3]	940,000	1,034,446
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%	11/15/44		775,000	810,620

				29,299,476

Non-Agency Mortgage-Backed — 18.98%
Ameriquest Mortgage Securities, Inc., Series 2005-R6, Class A2
0.49%	08/25/35	[3]	544,463	512,182
Banc of America Funding Corp., Series 2003-2, Class 1A1
6.50%	06/25/32		10,178	10,603
Banc of America Funding Corp., Series 2006-D, Class 1A2
0.56%	05/20/36	[3]	2,000,000	316,402
Bear Stearns Asset Backed Securities Trust, Series 2002-1, Class 1A5 (STEP)
6.89%	12/25/34		8,196	7,917
Bear Stearns Asset Backed Securities Trust, Series 2005-HE12, Class 1A3
0.68%	12/25/35	[3]	800,000	713,529
CC Mortgage Funding Corp., Series 2004-1A, Class A1
0.57%	01/25/35	[3,4]	332,446	212,798
CC Mortgage Funding Corp., Series 2005-2A, Class A1
0.47%	05/25/36	[3,4]	295,776	163,749
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004-2, Class 1A4
5.32%	02/25/35		10,002	9,890
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
3.05%	02/25/34	[3]	29,890	25,973
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.47%	03/25/37	[3]	1,526,500	1,074,669
Conseco Finance Home Loan Trust, Series 2000-E, Class M1
8.13%	08/15/31	[3]	70,850	68,827
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	09/01/33		733,446	777,269
Conseco Finance, Series 2001-D, Class A5
6.69%	11/15/32	[3]	94,747	95,645

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Conseco Finance, Series 2002-A, Class A5 (STEP)
7.55%	04/15/32		$185,854	$190,320
Conseco Finance, Series 2002-C, Class BF2
8.00%	06/15/32	[3,4]	285,686	217,365
Conseco Financial Corp., Series 1996-7, Class M1
7.70%	10/15/27	[3]	1,060,000	1,157,442
Conseco Financial Corp., Series 1997-3, Class A7
7.64%	03/15/28	[3]	457,526	506,087
Countryplace Manufactured Housing Contract Trust, Series 2007-1, Class A4
5.85%	07/15/37	[3,4]	700,000	638,732
Countrywide Alternative Loan Trust, Series 2005-27, Class 2A1
1.56%	08/25/35	[3]	371,676	191,666
Countrywide Alternative Loan Trust, Series 2005-27, Class 3A2
1.31%	08/25/35	[3]	32,226	15,306
Countrywide Alternative Loan Trust, Series 2005-72, Class A1
0.56%	01/25/36	[3]	717,150	424,182
Countrywide Alternative Loan Trust, Series 2006-OA16, Class A2
0.48%	10/25/46	[3]	2,121,896	1,117,292
Countrywide Alternative Loan Trust, Series 2006-OC3, Class 2A3
0.58%	04/25/36	[3]	5,413,345	1,174,163
Countrywide Asset-Backed Certificates, Series 2004-AB1, Class 2A3
1.33%	02/25/35	[3]	298,411	291,602
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
5.01%	08/25/34	[3]	389,726	373,923
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB3, Class AF1 (STEP)
3.38%	12/25/32		1,604,917	1,355,293
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB2, Class AF4 (STEP)
5.12%	12/25/36		1,311,830	850,244
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB6, Class A23
0.44%	07/25/36	[3]	1,558,148	958,908
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1
0.35%	04/25/37	[3]	301,000	213,376

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 25

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-OA2, Class A1
0.99%	04/25/47	[3]	$1,018,543	$587,545
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF18, Class M1
0.52%	12/25/37	[3]	1,307,330	30,412
First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1
2.20%	09/25/34	[3]	880,579	748,670
Green Tree Financial Corp., Series 1998-4, Class A5
6.18%	04/01/30		620,713	626,381
Green Tree Home Improvement Loan Trust, Series 1995-C, Class B2
7.60%	07/15/20		11	11
Green Tree Home Improvement Loan Trust, Series 1997-E, Class HEB1
7.53%	01/15/29		281,428	276,486
Green Tree, Series 2008-MH1, Class A2
8.97%	04/25/38	[3,4]	900,000	997,742
Greenpoint Manufactured Housing, Series 1999-5, Class A5
7.82%	12/15/29	[3]	875,000	948,734
GSAMP Trust, Series 2006-HE6, Class A4
0.53%	08/25/36	[3]	2,200,000	786,706
GSR Mortgage Loan Trust, Series 2004-9, Class 5A7
2.28%	08/25/34	[3]	1,469,000	1,258,217
HSBC Home Equity Loan Trust, Series 2006-4, Class A3V
0.44%	03/20/36	[3]	1,350,258	1,299,832
HSBC Home Equity Loan Trust, Series 2007-2, Class A2F (STEP)
5.69%	07/20/36		1,223,983	1,228,530
HSBC Home Equity Loan Trust, Series 2007-2, Class M1
0.60%	07/20/36	[3]	1,510,000	1,015,986
Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 6A1
2.72%	10/25/34	[3]	139,967	127,300
Indymac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A
1.09%	11/25/34	[3]	48,953	29,566
Indymac Index Mortgage Loan Trust, Series 2007-AR11, Class 1A1
4.52%	06/25/37	[3]	2,294,518	1,076,004
Indymac Index Mortgage Loan Trust, Series 2007-AR5, Class 1A1
4.87%	05/25/37	[3]	17,542	7,232
Indymac Manufactured Housing Contract, Series 1997-1, Class A3
6.61%	02/25/28		531,430	529,348

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Indymac Manufactured Housing Contract, Series 1997-1, Class A4
6.75%	02/25/28		$141,471	$140,917
JPMorgan Mortgage Trust, Series 2007-A3, Class 3A2
5.51%	05/25/37	[3]	943,932	663,190
Lake Country Mortgage Loan Trust, Series 2006-HE1, Class M5
2.29%	07/25/34	[3,4]	700,000	311,865
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4
5.27%	09/15/18		485,859	506,602
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A5
5.87%	05/15/22		279,172	294,364
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
6.47%	08/15/28	[3]	879,799	950,685
Lehman XS Trust, Series 2007-12N, Class 1A3A
0.49%	07/25/47	[3]	4,500,000	1,442,219
Lehman XS Trust, Series 2007-14H, Class A12
0.79%	07/25/47	[3]	6,686,287	848,587
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
5.06%	01/25/34	[3]	823,189	740,633
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1
2.82%	01/25/34	[3]	1,836	1,433
MASTR Asset Securitization Trust, Series 2002-8, Class 1A1
5.50%	12/25/17		4,331	4,469
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
2.70%	10/25/32	[3]	3,309	2,716
MASTR Seasoned Securities Trust, Series 2004-2, Class A2
6.50%	08/25/32		92,954	96,607
MASTR Seasoned Securities Trust, Series 2005-1, Class 4A1
2.45%	10/25/32	[3]	7,500	6,800
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
0.47%	06/25/37	[3]	811,700	371,612
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2D
0.54%	06/25/37	[3]	1,500,000	539,087
Mid-State Trust, Series 11, Class A1
4.86%	07/15/38		1,256,143	1,272,412
Mid-State Trust, Series 2004-1, Class A
6.00%	08/15/37		631,452	655,175

See accompanying notes to Schedule of Portfolio Investments.

26 / N-Q Report December 2011

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		$811,867	$817,738
Mid-State Trust, Series 2004-1, Class M1
6.50%	08/15/37		676,556	678,505
Mid-State Trust, Series 2005-1, Class M2
7.08%	01/15/40		1,003,536	1,021,368
Morgan Stanley ABS Capital I, Series 2004-NC7, Class M2
0.91%	07/25/34	[3]	2,000,000	1,816,417
Morgan Stanley ABS Capital I, Series 2005-HE3, Class M3
0.82%	07/25/35	[3]	1,903,000	1,370,592
Nationstar Home Equity Loan Trust, Series 2006-B, Class AV4
0.57%	09/25/36	[3]	2,450,000	1,210,943
Oakwood Mortgage Investors, Inc., Series 1998-B, Class A4
6.35%	03/15/17		20,301	20,314
Option One Mortgage Loan Trust, Series 2007-6, Class 2A4
0.54%	07/25/37	[3]	2,159,800	745,055
Origen Manufactured Housing, Series 2004-A, Class M2
6.64%	01/15/35	[3]	625,061	635,146
Residential Accredit Loans, Inc., Series 2003-QS17, Class NB1
5.25%	09/25/33		3,885	3,876
Residential Asset Mortgage Products, Inc., Series 2002-RS4, Class AI5 (STEP)
6.16%	08/25/32		2,220	1,162
Residential Asset Mortgage Products, Inc., Series 2003-RS1, Class AI5 (STEP)
5.69%	03/25/33		15,836	9,161
Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A41
8.00%	04/25/31		53,886	57,277
Residential Asset Securitization Trust, Series 2004-IP2, Class 2A1
2.57%	12/25/34	[3]	97,868	87,160
Residential Funding Mortgage Securities II, Inc., Series 2001-HI3, Class AI7 (STEP)
7.56%	07/25/26		480,686	451,281
Residential Funding Mortgage Securities II, Inc., Series 2003-HS2, Class AI4 (STEP)
3.87%	07/25/33		15,885	15,116
SG Mortgage Securities Trust, Series 2006-FRE1, Class A1B
0.56%	02/25/36	[3]	77,616	37,650
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2C
0.43%	12/25/36	[3]	1,680,000	1,312,042

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-5, Class 3A1
5.73%	06/25/37	[3]	$1,610,820	$1,095,539
Structured Asset Mortgage Investments, Inc., Series 2005-AR3, Class 1A1
0.56%	08/25/35	[3]	1,128,379	648,576
Structured Asset Mortgage Investments, Inc., Series 2005-AR8, Class A2
1.69%	02/25/36	[3]	1,383,751	818,642
Terwin Mortgage Trust, Series 2005-9HGS, Class A1
4.00%	08/25/35	[3,4]	7,060	6,900
UCFC Home Equity Loan, Series 1998-D, Class BF1
8.96%	04/15/30	[3]	3,657	1,593
UCFC Home Equity Loan, Series 1998-D, Class MF1
6.90%	04/15/30		118,429	119,869
Vanderbilt Mortgage Finance, Series 2000-C, Class ARM
0.62%	10/07/30	[3]	838,240	642,541
Vanderbilt Mortgage Finance, Series 2001-A, Class M1
7.74%	04/07/31	[3]	694,790	722,997
WaMu Mortgage Pass-Through Certificates, Series 2002-AR18, Class A
2.48%	01/25/33	[3]	21,713	19,411
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA2, Class 2A
0.92%	01/25/47	[3]	2,171,899	858,561
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A1
0.98%	04/25/47	[3]	746,042	403,325
Wells Fargo Home Equity Trust, Series 2006-1, Class A3
0.44%	05/25/36	[3]	210,514	206,289

				49,924,475

U.S. Agency Mortgage-Backed — 25.37%
Fannie Mae (TBA)
3.00%	01/25/27		4,900,000	5,060,015
Fannie Mae Pool 253974
7.00%	08/01/31		19,038	21,498
Fannie Mae Pool 254232
6.50%	03/01/22		29,277	32,599
Fannie Mae Pool 527247
7.00%	09/01/26		115	133
Fannie Mae Pool 545191
7.00%	09/01/31		8,962	10,119

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 27

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 545646
7.00%	09/01/26		$83	$96
Fannie Mae Pool 549740
6.50%	10/01/27		30,187	33,859
Fannie Mae Pool 555177
2.30%	01/01/33	[3]	31,950	33,420
Fannie Mae Pool 555284
7.50%	10/01/17		1,437	1,597
Fannie Mae Pool 606108
7.00%	03/01/31		1,698	1,970
Fannie Mae Pool 630599
7.00%	05/01/32		16,529	19,176
Fannie Mae Pool 655928
7.00%	08/01/32		10,501	12,220
Fannie Mae Pool 735207
7.00%	04/01/34		7,893	8,947
Fannie Mae Pool 735646
4.50%	07/01/20		17,177	18,387
Fannie Mae Pool 735686
6.50%	12/01/22		155,183	172,793
Fannie Mae Pool 735861
6.50%	09/01/33		253,199	289,487
Fannie Mae Pool 764388
5.02%	03/01/34	[3]	182,623	195,679
Fannie Mae Pool 770869
2.33%	04/01/34	[3]	397,960	418,985
Fannie Mae Pool 776708
5.00%	05/01/34		643,050	707,779
Fannie Mae Pool 817611
5.28%	11/01/35	[3]	121,182	130,286
Fannie Mae Pool 844773
5.20%	12/01/35	[3]	8,985	9,669
Fannie Mae Pool 889117
5.00%	10/01/35		2,082,442	2,248,955
Fannie Mae Pool 889125
5.00%	12/01/21		790,491	852,928
Fannie Mae Pool 889184
5.50%	09/01/36		839,340	917,664
Fannie Mae Pool 890221
5.50%	12/01/33		1,326,853	1,445,389
Fannie Mae Pool 895606
5.71%	06/01/36	[3]	280,233	304,988
Fannie Mae Pool 918445
5.82%	05/01/37	[3]	29,404	32,004
Fannie Mae Pool 939419
5.63%	05/01/37	[3]	473,964	509,741
Fannie Mae Pool AB3685
4.00%	10/01/41		3,074,378	3,253,173

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AD0791
4.76%	02/01/20		$990,250	$1,117,390
Fannie Mae Pool AE0600
3.97%	11/01/20		1,044,054	1,140,611
Fannie Mae Pool AE0605
4.67%	07/01/20		996,659	1,122,423
Fannie Mae Pool AH3428
3.50%	01/01/26		3,077,019	3,254,308
Fannie Mae Pool AL0209
4.50%	05/01/41		1,188,309	1,288,758
Fannie Mae Whole Loan, Series 2003-W6, Class 5T (IO)
0.55%	09/25/42	[3]	31,921,792	468,631
Fannie Mae, Series 1989-25, Class G
6.00%	06/25/19		3,009	3,334
Fannie Mae, Series 1992-116, Class B
6.50%	06/25/22		473	512
Fannie Mae, Series 1993-225, Class SG
26.20%	12/25/13	[3]	46,621	54,317
Fannie Mae, Series 1993-80, Class S
10.50%	05/25/23	[3]	19,326	21,969
Fannie Mae, Series 2001-52, Class YZ
6.50%	10/25/31		454,132	529,251
Fannie Mae, Series 2003-27, Class SG (IO)
7.36%	04/25/17	[3]	2,351,847	119,427
Fannie Mae, Series 2007-64, Class FA
0.76%	07/25/37	[3]	810,023	805,865
Fannie Mae, Series 2008-50, Class SA (IO)
5.76%	11/25/36	[3]	7,479,233	1,081,859
Freddie Mac Gold Pool A25162
5.50%	05/01/34		866,038	941,106
Freddie Mac Gold Pool A33262
5.50%	02/01/35		127,970	142,051
Freddie Mac Gold Pool A68781
5.50%	10/01/37		31,769	34,702
Freddie Mac Gold Pool A94843
4.00%	11/01/40		2,426,205	2,570,702
Freddie Mac Gold Pool A95822
4.00%	12/01/40		2,529,433	2,668,057
Freddie Mac Gold Pool C90504
6.50%	12/01/21		3,802	4,243
Freddie Mac Gold Pool E01279
5.50%	01/01/18		5,102	5,506
Freddie Mac Gold Pool E90474
6.00%	07/01/17		10,581	11,517
Freddie Mac Gold Pool G01548
7.50%	07/01/32		761,806	912,625
Freddie Mac Gold Pool G01601
4.00%	09/01/33		21,032	22,219

See accompanying notes to Schedule of Portfolio Investments.

28 / N-Q Report December 2011

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G01611
4.00%	09/01/33		$7,968	$8,417
Freddie Mac Gold Pool G01644
5.50%	02/01/34		685,658	747,391
Freddie Mac Gold Pool G01673
5.50%	04/01/34		61,932	68,747
Freddie Mac Gold Pool G02366
6.50%	10/01/36		525,447	584,334
Freddie Mac Gold Pool G03640
5.50%	12/01/37		778,229	858,268
Freddie Mac Gold Pool G06242
4.50%	09/01/40		2,448,557	2,647,885
Freddie Mac Gold Pool G06354
4.00%	04/01/41		1,247,292	1,310,358
Freddie Mac Gold Pool G06499
4.00%	03/01/41		1,732,505	1,830,272
Freddie Mac Gold Pool G06737
4.00%	10/01/41		3,376,545	3,563,178
Freddie Mac Gold Pool G11707
6.00%	03/01/20		8,774	9,550
Freddie Mac Gold Pool G12393
5.50%	10/01/21		687,282	743,606
Freddie Mac Gold Pool G12909
6.00%	11/01/22		699,635	756,289
Freddie Mac Gold Pool G13032
6.00%	09/01/22		543,271	586,415
Freddie Mac Gold Pool J06246
5.50%	10/01/21		391,628	425,259
Freddie Mac Gold Pool J13884
3.50%	12/01/25		2,524,815	2,652,100
Freddie Mac Gold Pool Q04090
4.00%	10/01/41		1,104,217	1,169,046
Freddie Mac Gold Pool Q04091
4.00%	10/01/41		2,545,308	2,685,996
Freddie Mac Gold Pool Q05261
3.50%	12/01/41		1,475,000	1,518,975
Freddie Mac Non Gold Pool 1B3413
5.93%	05/01/37	[3]	572,948	620,717
Freddie Mac Non Gold Pool 1J0045
5.09%	01/01/36	[3]	13,035	13,894
Freddie Mac, Series 1602, Class SN
10.09%	10/15/23	[3]	14,590	18,398
Freddie Mac, Series 1688, Class W
7.25%	03/15/14		2,478	2,593
Freddie Mac, Series 2174, Class PN
6.00%	07/15/29		173,011	185,366
Freddie Mac, Series 2561, Class BX (IO)
5.00%	05/15/17		17,514	163

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac, Series 2929, Class PE
5.00%	05/15/33		$55,000	$58,404
Freddie Mac, Series R001, Class AE
4.38%	04/15/15		24,350	24,344
Ginnie Mae I Pool 782810
4.50%	11/15/39		2,604,698	2,870,459
Ginnie Mae II Pool 80968
1.62%	07/20/34	[3]	68,209	70,212
Ginnie Mae, Series 2003-28, Class LI (IO)
5.50%	02/20/32		28,246	931
Ginnie Mae, Series 2004-8, Class SE
13.70%	11/26/23	[3]	128,451	158,479
NCUA Guaranteed Notes, Series 2010-R2, Class 1A
0.64%	11/06/17	[3]	1,775,725	1,775,725
NCUA Guaranteed Notes, Series 2010-R2, Class 2A
0.74%	11/05/20	[3]	1,102,659	1,102,659
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
0.80%	03/09/21	[3]	1,322,027	1,324,301
NCUA Guaranteed Notes, Series 2011-R2, Class 1A
0.67%	02/06/20	[3]	1,251,717	1,253,475

				66,711,145

Total Mortgage-Backed (Cost $141,601,009)				145,935,096

MUNICIPAL BONDS — 1.08%*
California — 0.47%
State of California, Taxable, Various Purpose
6.20%	10/01/19		866,000	987,958
State of California, Taxable, Various Purpose, Series 3
5.95%	04/01/16		225,000	253,517

				1,241,475

Illinois — 0.61%
State of Illinois, Taxable Bonds
4.07%	01/01/14		800,000	822,976
5.66%	03/01/18		525,000	559,272
5.88%	03/01/19		210,000	226,311

				1,608,559

Total Municipal Bonds (Cost $2,652,188)				2,850,034

U.S. AGENCY SECURITIES — 4.93%
U.S. Agency Securities — 4.93%
Fannie Mae
0.55%	09/06/13		2,535,000	2,535,763

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 29

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
U.S. AGENCY SECURITIES (continued)
U.S. Agency Securities (continued)
0.60%	09/12/13	$5,125,000	$5,127,638

			7,663,401

Freddie Mac
0.70%	11/04/13	2,650,000	2,651,754
0.75%	11/25/14	2,645,000	2,657,193

			5,308,947

Total U.S. Agency Securities (Cost $12,954,173)			12,972,348

U.S. TREASURY SECURITIES — 9.53%
U.S. Treasury Notes — 9.53%
U.S. Treasury Notes
2.12%	08/15/21	16,555,000	16,976,635
U.S. Treasury Notes - Treasury Inflation Indexed Notes
3.00%	07/15/12	6,280,000	8,082,994

Total U.S. Treasury Securities (Cost $24,769,268)			25,059,629

Total Bonds — 99.76% (Cost $255,306,072)			262,385,096

SHORT-TERM INVESTMENTS — 2.48%

Money Market Fund — 2.48%
BlackRock Liquidity Funds TempFund Portfolio
0.09%[8]		2,068,000	2,068,000
Fidelity Institutional Money Market Funds - Prime Money Market Portfolio
0.11%[8]		2,630,000	2,630,000
Goldman Sachs Financial Square Funds - Prime Obligations Fund
0.10%[8,9]		1,268,000	1,268,000
JPMorgan Prime Money Market Fund
0.10%[8]		562,000	562,000

Total Short-Term Investments (Cost $6,528,000)			6,528,000

Total Investments – 102.24% (Cost $261,834,072)[1]			268,913,096

Liabilities in Excess of Other Assets — (2.24)%			(5,904,079)

Net Assets — 100.00%			$263,009,017

Expiration Date	Premiums Paid	Notional Amount (000’s)[b]	Appreciation	Value

SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Deutsche Bank AG

09/20/16	$5,487	$135	$2,568	$8,055

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Goldman Sachs Group, Inc.

09/20/16	5,487	135	2,568	8,055

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: Citigroup, Inc.

09/20/16	256	125	4,710	4,966

	$11,230	$395	$9,846	$21,076

Expiration Date	Premiums Paid	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]

SWAPS: CREDIT DEFAULT (PURCHASED) - TRADED INDICES

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.

10/12/52	$17,611	$215	$22,183	$39,794

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.

10/12/52	22,969	250	23,304	46,273

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.

10/12/52	922,664	1,605	(625,595)	297,069

	$963,244	$2,070	$(580,108)	$383,136

Expiration Date	Credit Rating[a]	Premiums (Received)	Notional Amount (000’s)[b]	(Depreciation)	Value[c]

SWAPS: CREDIT DEFAULT (WRITTEN) - SINGLE ISSUES

The Fund receives a fixed rate equal to 0.25% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the French Republic Bond, 4.25% due 04/25/19 Counterparty: Barclays Capital, Inc.

09/20/16	A+	$(117,423)	$2,220	$(61,533)	$(178,956)

		$(117,423)	$2,220	$(61,533)	$(178,956)

Expiration Date	Premiums (Received)	Notional Amount (000’s)[b]	(Depreciation)	Value[c]

SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.

01/25/38	$(1,279,399)	$2,226	$(208,643)	$(1,488,042)

See accompanying notes to Schedule of Portfolio Investments.

30 / N-Q Report December 2011

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Expiration Date	Premiums (Received)	Notional Amount (000’s)[b]	(Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES (continued)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.

01/25/38	$(87,822)	$145	$(9,223)	$(97,045)

	$(1,367,221)	$2,371	$(217,866)	$(1,585,087)

Expiration Date	Premiums (Received)	Notional Amount (000’s)[b]	Appreciation	Value[c]
SWAPTION: RATE FLOOR INFLATION

The Fund received a fixed payment equal to $13,685 and the Fund will pay to the counterparty a floating rate based on the Consumer Price Indexes-Urban at expiration of the swaption 11/23/20. Counterparty: Citigroup, Inc.

11/23/20	$(13,685)	$1,190	$8,330	$(5,355)

	$(13,685)	$1,190	$8,330	$(5,355)

[a]	Using Standard & Poor’s rating of the issuer.

[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period-end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for federal income tax purposes is $262,029,299 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$11,829,869
Gross unrealized depreciation	(4,946,072)

Net unrealized appreciation	$6,883,797

[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[3]	Floating rate security. The rate disclosed was in effect at December 31, 2011.

[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2011, was $28,170,231, representing 10.71% of total net assets.

[5]	Security is currently in default with regard to scheduled interest or principal payments.

[6]	Non-income producing security.

[7]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
10/22/07	HCA, Inc., Term Loan B3, 3.55%, 05/01/18	$452,708	$431,333	0.16%

[8]	Represents the current yield as of December 31, 2011.

[9]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $1,268,000.

†	Fair valued security. The aggregate value of fair valued securities is $574,001, which is 0.22% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These classifications are unaudited.

(AGM): Assurance Guaranty Municipal Corp. (formerly known as FSA (Financial Security Assurance, Inc.))

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(MTN): Medium-term note

(PIK): Payment in kind

(STEP): Step coupon bond

(TBA): To be announced

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 31

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 100.32%
ASSET-BACKED SECURITIES — 5.02%**
Aerco Ltd., Series 2A, Class A3 (United Kingdom)
0.74%	07/15/25	[2,3,4]	$76,077,936	$56,297,672
Aircastle Aircraft Lease Backed Trust, Series 2007-1A, Class G1
0.54%	06/14/37	[3,4]	51,188,394	45,546,429
Babcock & Brown Air Funding I Ltd., Series 2007-1A, Class G1 (Bermuda)
0.58%	11/14/33	[2,3,4]	51,706,458	44,984,618
Bayview Commercial Asset Trust, Series 2004-3, Class A1
0.66%	01/25/35	[3,4]	6,027,392	4,543,424
Bayview Commercial Asset Trust, Series 2005-1A, Class A1
0.59%	04/25/35	[3,4]	6,207,238	4,728,895
Bayview Commercial Asset Trust, Series 2005-2A, Class A1
0.60%	08/25/35	[3,4]	14,544,540	11,157,284
Bayview Commercial Asset Trust, Series 2006-3A, Class A1
0.54%	10/25/36	[3,4]	6,656,769	4,755,449
Bayview Commercial Asset Trust, Series 2006-4A, Class A1
0.52%	12/25/36	[3,4]	304,244	215,198
Bayview Commercial Asset Trust, Series 2007-1, Class A1
0.51%	03/25/37	[3,4]	3,533,335	2,360,763
Bayview Commercial Asset Trust, Series 2007-2A, Class A1
0.56%	07/25/37	[3,4]	19,044,433	8,893,903
Bayview Commercial Asset Trust, Series 2007-3, Class A1
0.53%	07/25/37	[3,4]	3,300,788	2,283,040
Brazos Higher Education Authority, Inc. 2005-1 1A4
0.51%	03/26/29	[3]	10,000,000	9,298,600
Brazos Higher Education Authority, Series 2011-2, Class A3
1.42%	10/27/36	[3]	24,400,000	21,691,827
CIT Education Loan Trust, Series 2007-1, Class A
0.66%	03/25/42	[3,4]	24,280,191	21,993,980
CIT Education Loan Trust, Series 2007-1, Class B
0.87%	06/25/42	[3,4]	25,000,000	18,697,830
Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC1, Class A2B
0.44%	12/25/36	[3]	31,000,000	9,268,668
College Loan Corp. Trust, Series 2005-2, Class B
0.89%	01/15/37	[3]	7,500,000	5,792,431

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF5 (STEP)
5.85%	01/25/37		$19,071,041	$7,471,958
Discover Card Master Trust, Series 2009-A2, Class A
1.58%	02/17/15	[3]	7,275,000	7,327,194
GE Business Loan Trust, Series 2004-1, Class A
0.57%	05/15/32	[3,4]	29,813,187	26,888,227
GE Business Loan Trust, Series 2005-1A, Class A3
0.53%	06/15/33	[3,4]	16,881,341	14,320,511
GE Business Loan Trust, Series 2005-2A, Class A
0.52%	11/15/33	[3,4]	40,232,136	35,063,767
GE Seaco Finance SRL, Series 2004-1A, Class A (Barbados)
0.58%	04/17/19	[2,3,4]	10,476,668	10,222,133
GE Seaco Finance SRL, Series 2005-1A, Class A (Barbados)
0.54%	11/17/20	[2,3,4]	36,090,126	34,753,857
Genesis Funding Ltd., Series 2006-1A, Class G1 (Bermuda)
0.52%	12/19/32	[2,3,4]	46,896,048	41,573,393
Goal Capital Funding Trust, Series 2005-2, Class B
1.04%	11/25/44	[3]	20,000,000	16,549,132
Green Tree Recreational Equipment & Consumer Trust, Series 1996-D, Class CTFS
7.24%	12/15/22		48,901	28,481
GSC Partners Gemini Fund Ltd., Series 1A, Class A (Cayman Islands)
1.04%	10/10/14	[2,3,4]	1,496,308	1,462,642
Lease Investment Flight Trust, Series 1, Class A1
0.67%	07/15/31	[3]	23,097,137	14,839,911
Lease Investment Flight Trust, Series 1, Class A2
0.71%	07/15/31	[3]	75,600,352	46,407,276
Lehman Brothers Small Balance Commercial, Series 2007-1A, Class 2A3
5.62%	03/25/37	[3,4]	15,000,000	11,987,988
Nelnet Education Loan Funding, Inc., Series 2004-1A, Class B1
1.50%	02/25/36	[3,4]	10,125,000	6,885,000
North Carolina State Education Authority 2011-1 A3
1.15%	10/25/41	[3]	27,000,000	24,807,060

See accompanying notes to Schedule of Portfolio Investments.

32 / N-Q Report December 2011

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Northstar Education Finance, Inc., Student Loan Asset Backed Notes, Series 2007-1
1.18%	01/29/46	[3]	$33,775,000	$30,927,565
PAMCO CLO, Series 1998-1A, Class B2 (Cayman Islands)
1.78%	05/01/12	2,3,4,5,†	856,970	197,103
Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A3
1.32%	10/01/37	[3]	16,665,000	14,688,719
SLC Student Loan Trust, Series 2008-1, Class A4A
2.15%	12/15/32	[3]	17,375,000	17,629,283
South Carolina Student Loan Corp., Series A2
0.65%	12/01/22	[3]	29,000,000	26,598,510
TAL Advantage LLC 2006-1 NOTE
0.48%	04/20/21	[3,4]	32,179,334	29,752,497
TAL Advantage LLC, Series 2010-2A, Class A
4.30%	10/20/25	[4]	10,034,667	9,993,203
TAL Advantage LLC, Series 2011-1A, Class A
4.60%	01/20/26	[4]	13,625,000	13,520,814
TAL Advantage LLC, Series 2011-2A, Class A
4.31%	05/20/26	[4]	11,064,584	10,815,682
Textainer Marine Containers Ltd., Series 2005-1A, Class A (Bermuda)
0.53%	05/15/20	[2,3,4]	2,647,917	2,490,799
Textainer Marine Containers Ltd., Series 2011-1A, Class A (Bermuda)
4.70%	06/15/26	[2,4]	23,213,250	23,025,745
Trinity Rail Leasing LP, Series 2006-1A, Class A1
5.90%	05/14/36	[4]	7,282,574	7,957,278
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A
8.00%	07/06/14	4,5,†	29,021,429	29,021,481
Triton Container Finance LLC, Series 2006-1A NOTE
0.46%	11/26/21	[3,4]	32,944,618	30,174,958
Triton Container Finance LLC, Series 2007-1A NOTE
0.43%	02/26/19	[3,4]	17,134,437	16,159,838
US Education Loan Trust LLC, Series 2006-2A, Class A1
0.71%	03/01/31	[3,4]	51,025,000	45,051,962

Total Asset-Backed Securities (Cost $891,163,633)				881,103,978

CORPORATES — 23.22%*
Banking — 5.26%
Abbey National Treasury Services Plc/London (United Kingdom)
2.88%	04/25/14	[2]	740,000	690,096
3.88%	11/10/14	[2,4]	23,210,000	21,797,114

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Abbey National Treasury Services Plc/Stamford CT (YCD) (United Kingdom)
1.72%	04/25/13	[2,3]	$13,950,000	$14,112,738
Ally Financial, Inc.
2.73%	12/01/14	[3]	9,009,000	8,078,280
Bank of America Corp.
1.94%	07/11/14	[3]	5,485,000	4,909,667
5.62%	10/14/16		4,210,000	4,024,281
5.62%	07/01/20		97,115,000	89,855,751
5.75%	12/01/17		1,145,000	1,082,801
5.88%	01/05/21		5,000,000	4,669,650
6.00%	09/01/17		300,000	293,334
6.50%	08/01/16		4,820,000	4,858,825
7.38%	05/15/14		6,260,000	6,511,853
Bank of America Corp. (MTN)
5.00%	05/13/21		19,335,000	17,642,994
Bank of America N.A. (BKNT)
0.85%	06/15/17	[3]	33,420,000	24,267,465
6.10%	06/15/17		58,616,000	55,214,572
Bank One Corp. (STEP)
8.53%	03/01/19		1,700,000	2,066,661
BankAmerica Capital II, Series 2
8.00%	12/15/26		800,000	724,000
BankAmerica Institutional Capital A
8.07%	12/31/26	[4]	350,000	316,750
Barclays Bank Plc (United Kingdom)
5.20%	07/10/14	[2]	12,079,000	12,458,595
Capital One Financial Corp.
7.38%	05/23/14		3,710,000	4,078,470
Chase Capital VI
1.05%	08/01/28	[3]	16,990,000	11,535,708
City National Corp./CA
5.12%	02/15/13		6,200,000	6,298,958
Commonwealth Bank of Australia (Australia)
1.29%	03/17/14	[2,3,4]	14,785,000	14,802,807
2.12%	03/17/14	[2,4]	28,275,000	28,390,545
Credit Suisse AG/Guernsey, Series 1 (Switzerland)
1.15%	05/29/49	[2,3]	61,409,000	40,846,196
Credit Suisse USA, Inc.
5.12%	08/15/15		15,000	15,813
Credit Suisse/New York (MTN) (Switzerland)
5.00%	05/15/13	[2]	14,868,000	15,256,709
Credit Suisse/New York (Switzerland)
5.30%	08/13/19	[2]	630,000	649,619
5.50%	05/01/14	[2]	11,790,000	12,261,447
6.00%	02/15/18	[2]	36,759,000	36,298,594
Deutsche Bank AG/London, Series G (MTN) (Germany)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 33

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
4.88%	05/20/13	[2]	$14,320,000	$14,642,830
Discover Bank/Greenwood DE (BKNT)
8.70%	11/18/19		15,510,000	17,588,960
First Chicago NBD Institutional Capital I
0.98%	02/01/27	[3]	5,355,000	3,833,249
HBOS Capital Funding LP (United Kingdom)
6.07%	06/24/49	[2,3,4]	5,823,000	3,668,490
HBOS Plc, Series G (MTN) (United Kingdom)
6.75%	05/21/18	[2,4]	29,473,000	23,467,159
HSBC Bank Plc (United Kingdom)
1.20%	01/17/14	[2,3,4]	29,100,000	29,105,073
3.10%	05/24/16	[2,4]	28,270,000	28,422,621
HSBC Holdings PLC (United Kingdom)
4.88%	01/14/22	[2]	5,000,000	5,297,456
HSBC Holdings Plc (United Kingdom)
5.10%	04/05/21	[2]	23,395,000	24,944,056
JPMorgan Chase & Co.
4.25%	10/15/20		9,525,000	9,634,580
4.62%	05/10/21		51,300,000	53,263,459
6.30%	04/23/19		170,000	192,607
JPMorgan Chase & Co., Series C (MTN)
0.00%	07/23/13	[3]	2,500,000	2,471,750
JPMorgan Chase Bank N.A. (BKNT)
5.88%	06/13/16		5,040,000	5,460,815
6.00%	07/05/17		1,588,000	1,705,928
6.00%	10/01/17		43,807,000	47,180,796
Lloyds TSB Bank Plc (United Kingdom)
6.38%	01/21/21	[2]	52,464,000	52,839,141
M&T Capital Trust III
9.25%	02/01/27		10,200,000	10,501,277
National Australia Bank Ltd. (Australia)
5.35%	06/12/13	[2,4]	20,425,000	21,367,091
National Capital Trust II
5.49%	12/29/49	[3,4]	2,717,000	2,473,888
Royal Bank of Scotland Plc (United Kingdom)
3.95%	09/21/15	[2]	10,970,000	10,242,776
Royal Bank of Scotland Plc (United Kingdom)
3.25%	01/11/14	[2]	32,400,000	31,061,686
Royal Bank of Scotland Plc, Series 1 (United Kingdom)
2.92%	08/23/13	[2,3]	10,830,000	10,416,521
Svenska Handelsbanken AB (Sweden)
4.88%	06/10/14	[2,4]	23,240,000	24,195,327
Wachovia Corp.
0.77%	10/28/15	[3]	13,165,000	11,971,981
Wachovia Corp. (MTN)
5.50%	05/01/13		35,000	36,940
Westpac Banking Corp. (Australia)
1.10%	03/31/14	[2,3,4]	32,750,000	32,790,768

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
4.88%	11/19/19	[2]	$225,000	$238,898

				923,026,416

Communications — 1.51%
AT&T, Inc. (PIK)
5.55%	08/15/41		16,530,000	19,528,297
CCH II LLC/CCH II Capital Corp.
13.50%	11/30/16		7,520,000	8,676,200
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%	01/15/19		1,725,000	1,806,937
7.25%	10/30/17		3,320,000	3,519,200
7.88%	04/30/18		5,000,000	5,356,250
Comcast Cable Communications Holdings, Inc.
9.46%	11/15/22		250,000	356,895
CSC Holdings LLC
8.50%	04/15/14		44,740,000	49,717,325
Frontier Communications Corp.
8.25%	05/01/14		2,239,000	2,336,956
Intelsat Jackson Holdings SA (PIK) (Luxembourg)
9.50%	06/15/16	[2]	36,753,000	38,498,768
iPCS, Inc.
2.55%	05/01/13	[3]	6,255,000	5,832,788
Nextel Communications, Inc., Series C
5.95%	03/15/14		37,620,000	36,303,300
Nextel Communications, Inc., Series E
6.88%	10/31/13		25,361,000	25,361,000
Qwest Communications International, Inc.
8.00%	10/01/15		10,953,000	11,664,945
Qwest Communications International, Inc., Series B
7.50%	02/15/14		7,000,000	7,043,925
Qwest Corp.
6.75%	12/01/21		35,120,000	38,362,049
Telecom Italia Capital SA (Luxembourg)
7.72%	06/04/38	[2]	125,000	106,876
Verizon Communications, Inc.
1.95%	03/28/14		9,646,000	9,861,362

				264,333,073

Consumer Discretionary — 0.27%
Altria Group, Inc.
10.20%	02/06/39		75,000	117,145
American Airlines, Series 2011-1, Class A Pass-Through Trust
5.25%	01/31/21		4,917,719	4,628,803
Tenet Healthcare Corp.
8.88%	07/01/19		37,745,000	42,368,763

See accompanying notes to Schedule of Portfolio Investments.

34 / N-Q Report December 2011

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary (continued)
				$47,114,711

Electric — 2.31%
Calpine Construction Finance Co. LP and CCFC Finance Corp.
8.00%	06/01/16	[4]	$77,817,000	84,431,445
Cedar Brakes I LLC
8.50%	02/15/14	[4]	3,779,798	3,959,753
Cedar Brakes II LLC
9.88%	09/01/13	[4]	3,843,451	4,002,712
Cleco Power LLC
6.65%	06/15/18		17,795,000	21,119,889
Coso Geothermal Power Holdings
7.00%	07/15/26	[4]	27,883,568	20,249,912
Dynegy Roseton/Danskammer Pass-Through Trust, Series B
7.67%	11/08/16	[6,7]	54,205,000	32,251,975
Entergy Gulf States Louisiana LLC (WI)
6.00%	05/01/18		17,500,000	19,964,193
FirstEnergy Corp., Series C
7.38%	11/15/31		120,000	147,992
FPL Energy National Wind Portfolio LLC
6.12%	03/25/19	[4]	279,852	275,516
FPL Energy Wind Funding LLC
6.88%	06/27/17	[4]	1,173,000	979,455
GenOn REMA LLC, Series B
9.24%	07/02/17		16,392,565	16,433,546
GenOn REMA LLC, Series C
9.68%	07/02/26		1,325,000	1,305,125
Kansas City Power & Light Co.
6.38%	03/01/18		4,290,000	5,007,018
KCP&L Greater Missouri Operations Co.
11.88%	07/01/12		27,754,000	29,148,361
Mirant Mid Atlantic Pass-Through Trust, Series A
8.62%	06/30/12		2,992,594	3,059,928
Mirant Mid Atlantic Pass-Through Trust, Series B
9.12%	06/30/17		25,398,437	26,223,886
Mirant Mid Atlantic Pass-Through Trust, Series C
10.06%	12/30/28		5,202,732	5,384,828
Nevada Power Co.
5.45%	05/15/41		600,000	723,007
NextEra Energy Capital Holdings, Inc.
4.50%	06/01/21		500,000	535,254
5.35%	06/15/13		955,000	1,008,337
Nisource Finance Corp.
6.12%	03/01/22		400,000	458,755
NRG Energy, Inc.
7.38%	01/15/17		18,653,000	19,399,120

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
7.62%	01/15/18		$28,385,000	$28,526,925
7.62%	05/15/19	[4]	4,595,000	4,503,100
PNM Resources, Inc.
9.25%	05/15/15		4,280,000	4,750,800
Public Service Co. of New Hampshire
6.00%	05/01/18		5,000,000	5,906,080
Public Service Co. of New Mexico
5.35%	10/01/21		5,320,000	5,513,095
7.95%	05/15/18		41,137,000	48,147,568
PVNGS II Funding Corp., Inc.
8.00%	12/30/15		1,317,000	1,440,437
Southwestern Electric Power Co.
6.45%	01/15/19		291,000	333,873
Texas-New Mexico Power Co.
9.50%	04/01/19	[4]	530,000	696,084
Virginia Electric and Power Co.
5.10%	11/30/12		9,295,000	9,656,910

				405,544,879

Energy — 1.89%
Arch Coal, Inc.
7.00%	06/15/19	[4]	32,569,000	33,546,070
El Paso Pipeline Partners
4.10%	11/15/15		46,175,000	47,501,515
5.00%	10/01/21		9,825,000	10,046,063
Panhandle Eastern Pipeline Co. LP
6.20%	11/01/17		2,250,000	2,563,297
8.12%	06/01/19		2,292,000	2,810,705
Petrobras International Finance Co. - Pifco (Cayman Islands)
6.88%	01/20/40	[2]	150,000	175,228
Sabine Pass LNG LP
7.25%	11/30/13		60,519,000	61,426,785
7.50%	11/30/16		32,763,000	33,090,630
7.50%	11/30/16	[4]	15,768,000	15,294,960
Southern Union Co.
3.45%	11/01/66	[3]	75,433,000	70,718,438
Tennessee Gas Pipeline Co.
8.00%	02/01/16		25,955,000	30,766,797
Valero Energy Corp.
7.50%	04/15/32		3,720,000	4,357,162
Williams Cos., Inc.
7.88%	09/01/21		13,196,000	16,269,401
8.75%	03/15/32		2,589,000	3,439,822

				332,006,873

Finance — 7.38%
Alta Wind Holdings LLC
7.00%	06/30/35	[4]	17,072,423	18,926,712

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 35

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Astoria Depositor Corp.
8.14%	05/01/21	[4]	$14,575,000	$12,826,000
Barnett Capital III
1.05%	02/01/27	[3]	3,260,000	2,362,421
Bear Stearns Cos. LLC
4.65%	07/02/18		4,330,000	4,476,426
7.25%	02/01/18		20,595,000	24,174,844
Cantor Fitzgerald LP
6.38%	06/26/15	[4]	15,325,000	14,759,268
Chase Capital II, Series B
0.93%	02/01/27	[3]	12,185,000	8,529,500
CIT Group, Inc.
5.25%	04/01/14	[4]	34,392,000	34,370,505
6.62%	04/01/18	[4]	17,150,000	17,653,781
7.00%	05/01/15	[4]	10,738,000	10,764,845
7.00%	05/02/16	[4]	1,255,000	1,258,137
7.00%	05/02/17	[4]	4,230,000	4,240,575
Citigroup Capital III
7.62%	12/01/36		7,438,000	7,277,295
Citigroup Funding, Inc., Series 2
0.76%	04/30/12	[3]	30,870,000	30,945,138
Citigroup, Inc.
0.72%	11/05/14	[3]	14,309,000	13,055,989
1.06%	08/25/36	[3]	24,399,000	16,281,623
4.50%	01/14/22		3,525,000	3,397,874
4.59%	12/15/15		4,650,000	4,683,936
5.30%	10/17/12		50,000	50,822
5.30%	01/07/16		20,019,000	20,798,500
5.50%	08/27/12		100,000	101,626
5.85%	08/02/16		5,095,000	5,430,546
6.00%	08/15/17		37,838,000	39,699,932
6.12%	11/21/17		55,000	58,770
6.12%	05/15/18		2,850,000	3,037,419
6.38%	08/12/14		3,950,000	4,165,582
8.12%	07/15/39		58,628,000	71,333,889
Countrywide Capital III, Series B
8.05%	06/15/27		3,000,000	2,745,000
Countrywide Financial Corp. (MTN)
5.80%	06/07/12		1,830,000	1,850,836
Discover Financial Services
10.25%	07/15/19		4,515,000	5,444,232
Dolphin Subsidiary II, Inc.
7.25%	10/15/21	[4]	8,700,000	9,483,000
General Electric Capital Corp.
4.62%	01/07/21		20,325,000	21,125,012
5.62%	05/01/18		185,000	206,469
General Electric Capital Corp. (MTN)
0.70%	06/20/14	[3]	1,250,000	1,202,693
0.70%	08/07/18	[3]	22,453,000	19,702,508

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
0.82%	05/05/26	[3]	$22,860,000	$16,505,131
4.38%	09/16/20		30,655,000	31,441,279
5.38%	10/20/16		3,700,000	4,136,826
5.88%	01/14/38		8,395,000	8,925,589
General Electric Capital Corp., Series A (MTN)
6.75%	03/15/32		35,540,000	41,737,074
General Electric Capital Corp., Series E (MTN)
0.61%	03/20/14	[3]	30,100,000	29,593,297
General Electric Capital Corp., Series G (MTN)
6.15%	08/07/37		19,383,000	21,444,382
6.88%	01/10/39		43,740,000	52,578,148
Goldman Sachs Group, Inc.
0.62%	02/06/12	[3]	1,305,000	1,302,917
1.02%	03/22/16	[3]	6,255,000	5,404,564
1.44%	02/07/14	[3]	1,624,000	1,518,880
3.62%	02/07/16		34,030,000	32,889,543
5.25%	07/27/21		17,775,000	17,417,970
5.75%	10/01/16		3,550,000	3,715,661
5.95%	01/18/18		100,000	102,551
6.00%	06/15/20		9,510,000	9,744,770
6.15%	04/01/18		31,176,000	32,217,902
6.25%	02/01/41		14,730,000	14,510,814
6.75%	10/01/37		500,000	462,817
7.50%	02/15/19		39,976,000	44,521,815
Goldman Sachs Group, Inc., Series B (MTN)
0.82%	07/22/15	[3]	2,035,000	1,782,650
International Lease Finance Corp.
6.50%	09/01/14	[4]	32,080,000	32,841,900
6.75%	09/01/16	[4]	41,450,000	42,693,500
7.12%	09/01/18	[4]	3,955,000	4,113,200
JPMorgan Chase & Co.
4.35%	08/15/21		22,540,000	22,845,203
JPMorgan Chase Capital XIII, Series M
1.53%	09/30/34	[3]	5,543,000	3,935,530
JPMorgan Chase Capital XXI, Series U
1.38%	02/02/37	[3]	27,410,000	19,603,769
JPMorgan Chase Capital XXIII
1.46%	05/15/47	[3]	48,189,000	33,222,075
JPMorgan Chase Capital XXVII, Series AA
7.00%	11/01/39		5,225,000	5,309,906
Macquarie Bank Ltd. (Australia)
6.62%	04/07/21	[2,4]	800,000	738,802
MBNA Capital, Series A
8.28%	12/01/26		7,744,000	7,211,600
MBNA Corp.
6.12%	03/01/13		7,355,000	7,386,752

See accompanying notes to Schedule of Portfolio Investments.

36 / N-Q Report December 2011

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Merrill Lynch & Co., Inc. (MTN)
6.05%	08/15/12		$125,000	$126,824
8.68%	05/02/17	[3]	5,725,000	5,610,500
8.95%	05/18/17	[3]	5,800,000	5,727,500
9.57%	06/06/17	[3]	11,819,000	11,937,190
Morgan Stanley
0.88%	10/15/15	[3]	1,615,000	1,358,922
0.91%	06/20/12	[3]	47,575,000	47,738,444
3.80%	04/29/16		9,140,000	8,439,941
4.20%	11/20/14		8,585,000	8,285,246
5.50%	07/24/20		35,700,000	33,005,043
5.75%	01/25/21		6,700,000	6,260,554
6.00%	05/13/14		24,975,000	25,391,558
6.60%	04/01/12		715,000	721,783
7.30%	05/13/19		205,000	209,077
Morgan Stanley (MTN)
0.86%	10/18/16	[3]	15,310,000	12,586,841
5.62%	09/23/19		600,000	555,006
5.75%	10/18/16		6,800,000	6,618,011
5.95%	12/28/17		125,000	119,239
6.25%	08/28/17		8,000,000	7,824,070
6.62%	04/01/18		7,930,000	7,840,288
Morgan Stanley, Series G (MTN)
0.69%	01/09/14	[3]	2,970,000	2,688,456
5.45%	01/09/17		100,000	96,403
Pipeline Funding Co. LLC
7.50%	01/15/30	[4]	35,250,000	40,957,856
Power Receivable Finance LLC
6.29%	01/01/12	[4]	12,033	12,031
6.29%	01/01/12		16,597	16,597
Prudential Financial, Inc. (MTN)
5.62%	05/12/41		450,000	436,287
Prudential Holdings LLC
8.70%	12/18/23	[4]	22,375,000	28,166,657
Raymond James Financial, Inc.
8.60%	08/15/19		9,233,000	10,744,654
Reckson Operating Partnership LP
5.00%	08/15/18		5,250,000	5,068,170
Woodbourne Capital Trust I
2.74%	04/08/49	[3,4,5]	900,000	288,000
Woodbourne Capital Trust II
2.74%	04/08/49	[3,4,5]	925,000	296,000
Woodbourne Capital Trust III
2.45%	04/08/49	[3,4,5]	1,525,000	488,000
ZFS Finance USA Trust II
6.45%	12/15/65	[3,4]	6,475,000	5,924,625
ZFS Finance USA Trust IV
5.88%	05/09/32	[3,4]	21,972,000	21,312,840

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
				$1,295,131,135

Food — 0.01%
JBS USA LLC/JBS USA Finance, Inc.
11.62%	05/01/14		$500,000	568,125
Ralcorp Holdings, Inc.
4.95%	08/15/20		150,000	152,579

				720,704

Health Care — 0.70%
CHS/Community Health Systems, Inc.
8.88%	07/15/15		26,550,000	27,578,813
HCA, Inc.
6.50%	02/15/20		9,550,000	9,932,000
7.25%	09/15/20		27,740,000	29,404,400
HCA, Inc. (WI)
7.88%	02/15/20		35,101,000	38,084,585
8.50%	04/15/19		16,035,000	17,558,325
WellPoint, Inc.
5.88%	06/15/17		125,000	144,203
6.38%	06/15/37		50,000	62,749

				122,765,075

Industrials — 0.11%
General Electric Co.
5.25%	12/06/17		17,163,000	19,724,475

Insurance — 0.85%
Farmers Exchange Capital
7.05%	07/15/28	[4]	19,151,000	20,565,294
7.20%	07/15/48	[4]	18,265,000	20,077,436
Farmers Insurance Exchange
8.62%	05/01/24	[4]	18,595,000	23,170,302
MetLife Capital Trust X
9.25%	04/08/38	[4]	11,500,000	13,196,250
MetLife, Inc.
2.38%	02/06/14		10,775,000	10,930,893
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[3,4]	12,949,000	11,749,120
6.60%	04/15/34	[4]	19,518,000	17,882,116
Pricoa Global Funding I
0.53%	01/30/12	[3,4]	15,690,000	15,682,971
5.45%	06/11/14	[4]	15,130,000	16,361,733

				149,616,115

Materials — 0.00%
ArcelorMittal (Luxembourg)
5.25%	08/05/20	[2]	140,000	127,342
Southern Copper Corp.
6.38%	07/27/15		100,000	110,239

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 37

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Materials (continued)
				$237,581

Real Estate Investment Trust (REIT) — 1.88%
Boston Properties LP
6.25%	01/15/13		$26,000	27,106
BRE Properties, Inc.
5.50%	03/15/17		100,000	108,616
Camden Property Trust
4.62%	06/15/21		600,000	601,215
Duke Realty LP
5.40%	08/15/14		1,400,000	1,480,165
6.25%	05/15/13		75,000	78,460
ERP Operating LP
5.75%	06/15/17		100,000	111,005
HCP, Inc.
5.38%	02/01/21		19,730,000	20,696,960
5.62%	05/01/17		218,000	231,664
6.00%	01/30/17		16,320,000	17,677,547
6.45%	06/25/12		11,800,000	12,018,878
6.75%	02/01/41		150,000	170,255
7.07%	06/08/15		125,000	136,291
HCP, Inc. (MTN)
6.30%	09/15/16		27,719,000	30,443,722
6.70%	01/30/18		31,925,000	35,531,647
Health Care REIT, Inc.
4.70%	09/15/17		31,473,000	31,295,524
4.95%	01/15/21		5,975,000	5,747,678
5.25%	01/15/22		26,805,000	26,243,761
6.12%	04/15/20		4,385,000	4,550,722
6.50%	03/15/41		15,165,000	15,200,419
Healthcare Realty Trust, Inc.
5.75%	01/15/21		21,375,000	21,718,065
6.50%	01/17/17		220,000	237,539
Highwoods Realty LP
7.50%	04/15/18		6,810,000	7,678,956
Kimco Realty Corp., Series C (MTN)
5.19%	10/01/13		100,000	103,990
Post Apartment Homes LP
4.75%	10/15/17		21,885,000	22,222,817
PPF Funding, Inc.
5.50%	01/15/14	[4]	195,000	199,360
Shurgard Storage Centers LLC
5.88%	03/15/13		624,000	650,352
Simon Property Group LP
6.12%	05/30/18		1,290,000	1,482,919
UDR, Inc.
6.05%	06/01/13		3,608,000	3,754,665
UDR, Inc. (MTN)
4.25%	06/01/18		5,500,000	5,624,858

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
5.00%	01/15/12		$2,845,000	$2,848,727
5.25%	01/15/15		200,000	212,876
UDR, Inc. (MTN) E
5.13%	01/15/14		7,075,000	7,410,804
Ventas Realty LP/Ventas Capital Corp.
4.75%	06/01/21		10,925,000	10,505,931
WEA Finance LLC
7.12%	04/15/18	[4]	38,063,000	42,594,552
Weingarten Realty Investors (MTN)
4.99%	09/03/13		18,000	18,909

				329,616,955

Services — 0.01%
Mobile Mini, Inc.
6.88%	05/01/15		750,000	758,437

Transportation — 1.04%
American Airlines 2011-2 Class A
Pass-Through Trust, Series A
8.62%	10/15/21		35,575,000	36,953,531
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		2,910,185	3,033,868
Continental Airlines Pass-Through Trust, Series 1999, Class C2
7.26%	03/15/20		11,365,965	12,047,923
Continental Airlines Pass-Through Trust, Series 2007, Class 1A
5.98%	04/19/22		4,545,144	4,769,560
Continental Airlines Pass-Through Trust, Series 2007, Class 1B
6.90%	04/19/22		2,408,977	2,324,663
Continental Airlines Pass-Through Trust, Series 2009, Class A2
7.25%	11/10/19		7,577,071	8,154,822
Delta Air Lines Pass-Through Trust, Series 2002, Class G1
6.72%	01/02/23		35,912,887	35,643,541
Delta Air Lines Pass-Through Trust, Series 2002, Class G2
6.42%	07/02/12		9,370,000	9,498,838
Delta Air Lines Pass-Through Trust, Series 2011, Class A
5.30%	04/15/19		15,625,000	16,035,156
Delta Air Lines, Inc.
9.50%	09/15/14	[4]	3,149,000	3,231,661
Northwest Airlines Pass-Through Trust, Series 2001-1, Class A-1
7.04%	04/01/22		3,006,055	3,199,570
UAL Pass-Through Trust, Series 2009-1
10.40%	11/01/16		13,054	14,441
UAL Pass-Through Trust, Series 2009-2A

See accompanying notes to Schedule of Portfolio Investments.

38 / N-Q Report December 2011

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
9.75%	01/15/17		$19,076,386	$21,007,870
US Airways Pass-Through Trust, Series 2010-1, Class A
6.25%	04/22/23		22,136,657	20,587,091
US Airways Pass-Through Trust, Series 2011-1, Class A
7.12%	10/22/23		5,850,000	5,583,094

				182,085,629

Total Corporates (Cost $3,978,268,754)				4,072,682,058

BANK LOANS — 0.75%*
Automotive — 0.26%
Chrysler Group LLC, Term Loan 1
6.00%	05/25/17	[3,8]	48,149,073	45,681,433

Communications — 0.10%
Cengage Learning Acquisitions, Inc., Term Loan B
2.55%	07/03/14	[3,8]	1,915,000	1,639,719
Intelsat Jackson Holdings, Term Loan B
5.26%	04/02/18	[3,8]	15,920,000	15,886,839

				17,526,558

Electric — 0.01%
Texas Competitive Electric Holdings Co. LLC Term Loan EXT 1L
4.78%	10/10/17	[3,8]	3,270,833	2,082,431

Finance — 0.00%
Kelson Holdings LLC 2nd Lien (PIK)
7.08%	03/08/14	[3,8]	185,014	176,611

Gaming — 0.24%
Caesars Entertainment Operating Co., Inc., Term Loan B1
3.42%	01/28/15	[3,8]	2,000,000	1,742,222
Caesars Entertainment Operating Co., Inc., Term Loan B2
3.37%	01/28/15	[3,8]	44,750,000	39,028,399
Caesars Entertainment Operating Co., Inc., Term Loan B3
3.42%	01/28/15	[3]	1,966,263	1,710,342

				42,480,963

Health Care — 0.12%
HCA, Inc., Term Loan B3
3.55%	05/01/18	[3,8]	20,950,678	19,855,125

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Transportation — 0.02%
Delta Air Lines, Inc., Term Loan B
5.49%	04/20/17	[3,8]	$3,482,500	$3,308,375

Total Bank Loans (Cost $133,858,680)				131,111,496

MORTGAGE-BACKED — 54.62%**
Commercial Mortgage-Backed — 6.51%
Banc of America Large Loan, Inc., Series 2010-UB4, Class A4A
5.01%	12/20/41	[3,4]	11,000,000	11,551,881
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2002-2, Class A3
5.12%	07/11/43		386,139	388,340
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2002-PB2, Class A4
6.19%	06/11/35		1,562,700	1,561,647
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class A5
4.86%	07/10/43	[3]	855,000	929,196
Banc of America Re-Remic Trust, Series 2011-STRP, Class A7
1.90%	02/17/42	[4]	11,246,175	11,173,058
Banc of America Re-Remic Trust, Series 2011-STRP, Class A9
1.32%	07/17/39	[4]	8,300,000	8,269,684
Bayview Commercial Asset Trust, Series 2007-4A, Class A1
0.74%	09/25/37	[3,4]	17,677,529	10,651,553
Bear Stearns Commercial Mortgage Securities, Series 2002-PBW1, Class A2
4.72%	11/11/35	[3]	21,770,431	22,006,063
Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4
5.19%	05/11/39	[3]	39,926,000	41,852,449
Bear Stearns Commercial Mortgage Securities, Series 2003-T12, Class A4
4.68%	08/13/39	[3]	6,225,000	6,480,085
Bear Stearns Commercial Mortgage Securities, Series 2005-T20, Class A4A
5.14%	10/12/42	[3]	75,995,000	83,798,843
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4
5.54%	09/11/41		3,165,000	3,539,510
Bear Stearns Commercial Mortgage Securities, Series 2006-T22, Class A4
5.53%	04/12/38	[3]	775,000	875,901
Citigroup Commercial Mortgage Trust 2006-C4 A3
5.73%	03/15/49	[3]	695,000	780,852
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4
5.70%	12/10/49	[3]	28,486,000	31,532,450

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 39

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4
5.89%	11/15/44	[3]	$1,943,000	$2,162,011
Commercial Mortgage Asset Trust, Series 1999-C1, Class A4
6.98%	01/17/32	[3]	28,709,406	29,678,136
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class A4
5.81%	12/10/49	[3]	16,515,000	18,509,450
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB3, Class 1A
2.62%	06/20/34	[3]	183,035	158,192
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3
6.13%	04/15/37		1,256,302	1,261,724
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A2
5.18%	11/15/36		2,754,252	2,786,919
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CP3, Class A3
5.60%	07/15/35		15,593,395	15,697,239
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-CK2, Class A4
4.80%	03/15/36		16,200,000	16,642,900
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class A4
5.23%	12/15/40	[3]	1,470,000	1,613,647
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A3
5.42%	02/15/39	[3]	245,788	253,610
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3
5.31%	12/15/39		27,537,500	29,497,771
DBRR Trust, Series 2011-LC2, Class A4A
4.54%	04/12/21	[4]	29,260,000	32,601,477
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2
3.64%	08/10/44		40,500,000	42,932,714
GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A3
5.35%	08/11/36		5,088,919	5,143,889
GMAC Commercial Mortgage Securities, Inc., Series 1998-C2, Class X
0.94%	05/15/35	[3,5]	23,448,936	697,184
GMAC Commercial Mortgage Securities, Inc., Series 2002-C2, Class A3
5.71%	10/15/38		2,237,803	2,249,788

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A4
4.95%	01/11/35		$32,542,264	$33,038,225
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7
5.32%	06/10/36	[3]	65,183,999	69,571,175
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4
5.88%	07/10/38	[3]	55,314,554	61,649,426
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4
5.44%	03/10/39		74,935,000	81,416,615
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A4
3.71%	08/10/44	[3]	105,085,000	109,329,026
JPMorgan Chase Commercial Mortgage Securities Corp, Series 2006-LDP9, Class A3
5.34%	05/15/47		7,265,000	7,737,112
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A2
5.05%	12/12/34		1,975,785	2,019,858
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-CIB5, Class A2
5.16%	10/12/37		3,530,000	3,595,534
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1A, Class A2
4.77%	03/12/39		8,705,000	8,948,205
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4
4.90%	09/12/37		2,920,000	3,197,701
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4
5.20%	12/15/44	[3]	1,005,000	1,114,222
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4
5.88%	04/15/45	[3]	33,110,000	37,306,063
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4
5.44%	06/12/47		3,065,000	3,297,555
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4
5.29%	01/12/44	[3]	550,000	607,458
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3
5.17%	12/12/49	[3]	32,840,000	35,478,924
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class ASB
5.13%	12/12/49	[3]	24,999,876	26,541,681
Morgan Stanley Capital I, Series 2001-C3, Class A2
3.22%	08/15/49		16,551,000	17,245,612

See accompanying notes to Schedule of Portfolio Investments.

40 / N-Q Report December 2011

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Morgan Stanley Capital I, Series 2005-T19, Class A4A
4.89%	06/12/47		$13,095,000	$14,334,029
Morgan Stanley Capital I, Series 2006-HQ9, Class A4
5.73%	07/12/44	[3]	405,000	449,699
Morgan Stanley Capital I, Series 2006-T21, Class A4
5.16%	10/12/52	[3]	31,350,000	34,742,227
Morgan Stanley Capital I, Series 2006-T23, Class A4
5.81%	08/12/41	[3]	18,095,000	20,883,892
Morgan Stanley Capital I, Series 2007-IQ16, Class A4
5.81%	12/12/49		39,257,500	43,409,393
Morgan Stanley Capital I, Series 2011-C3, Class A4
4.12%	08/15/49		13,563,000	14,579,889
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class A1
3.67%	02/11/36		3,656,676	3,688,959
Salomon Brothers Mortgage Securities VII, Inc., Series 2002-KEY2, Class A3
4.86%	03/18/36		415,000	418,935
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3
5.74%	08/15/39	[3]	3,115,000	3,374,789
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A4
4.85%	10/15/41	[3]	4,320,113	4,665,193
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A7
5.12%	07/15/42	[3]	1,610,000	1,771,764
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4
5.20%	10/15/44	[3]	5,000,000	5,485,756
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%	11/15/44		51,770,000	54,149,427

				1,141,326,507

Non-Agency Mortgage-Backed — 16.54%
Aames Mortgage Trust, Series 2002-1, Class A3 (STEP)
6.90%	06/25/32		69,156	60,793
Accredited Mortgage Loan Trust, Series 2007-1, Class A4
0.51%	02/25/37	[3]	46,125,000	18,039,926
Adjustable Rate Mortgage Trust, Series 2006-2, Class 1A4
5.42%	05/25/36	[3]	3,250,000	2,042,634

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A1
0.44%	03/25/37	[3]	$12,714,129	$5,004,163
American Home Mortgage Assets, Series 2007-1, Class A1
0.91%	02/25/47	[3]	91,214,928	36,740,917
American Home Mortgage Assets, Series 2007-2, Class A1
0.42%	03/25/47	[3]	3,354,025	1,748,205
American Home Mortgage Assets, Series 2007-4, Class A2
0.48%	08/25/37	[3]	25,252,309	16,682,547
American Home Mortgage Investment Trust, Series 2006-1, Class 2A3
2.55%	12/25/35	[3]	286,681	179,409
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C
0.48%	05/25/47	[3]	7,114,678	3,680,185
Ameriquest Mortgage Securities, Inc., Series 2005-R11, Class A2C
0.52%	01/25/36	[3]	6,366,906	6,224,064
Amresco Residential Securities Mortgage Loan Trust, Series 1998-1, Class A5 (STEP)
7.57%	10/25/27		146,465	151,932
Argent Securities, Inc., Series 2005-W4, Class A2C
0.59%	02/25/36	[3]	7,297,335	7,105,890
Argent Securities, Inc., Series 2005-W5, Class A2D
0.61%	01/25/36	[3]	28,478,000	9,114,196
Asset Backed Funding Certificates, Series 2006-HE1, Class A2C
0.45%	01/25/37	[3]	6,155,000	1,918,715
Asset Backed Funding Certificates, Series 2007-WMC1, Class A2B
1.29%	06/25/37	[3]	42,477,000	17,771,582
Banc of America Funding Corp., Series 2003-2, Class 1A1
6.50%	06/25/32		92,453	96,307
Banc of America Funding Corp., Series 2005-B, Class 3A1B
0.60%	04/20/35	[3]	13,294,258	9,170,692
Banc of America Funding Corp., Series 2007-8, Class 2A1
7.00%	10/25/37		23,189,246	15,238,050
Banc of America Funding Corp., Series 2010-R4, Class 3A3
1.43%	09/26/46	[3,4]	19,909,147	6,217,109
Banc of America Mortgage Securities, Inc., Series 2004-F, Class 1A1
2.75%	07/25/34	[3]	273,040	231,757

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 41

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Mortgage Securities, Inc., Series 2005-E, Class 2A6
2.84%	06/25/35	[3]	$85,983	$75,378
Banco de Credito Y Securitizacion SA 2001-1 AF (Argentina)
8.00%	06/30/20	[2,4,5]	89,598	6,720
Bayview Financial Acquisition Trust, Series 2005-B, Class 1A3 (STEP)
4.89%	04/28/39		586,400	585,845
Bayview Financial Acquisition Trust, Series 2005-D, Class AF3
5.50%	12/28/35	[3]	1,114,754	1,026,765
BCAP LLC Trust, Series 2011-RR3, Class 1A5
5.37%	05/27/37	[3,4]	24,918,540	23,965,380
BCAP LLC Trust, Series 2007-AA2, Class 2A5
6.00%	04/25/37		924,439	621,405
BCAP LLC Trust, Series 2010-RR11, Class 3A2
2.81%	06/27/36	[3,4]	12,580,406	11,697,525
BCAP LLC Trust, Series 2011-RR2, Class 3A6
2.86%	11/21/35	[3,4]	23,813,948	20,856,434
BCAP LLC Trust, Series 2011-RR3, Class 5A3
4.69%	11/27/37	[3,4]	16,715,970	14,772,023
BCAP LLC Trust, Series 2011-RR4, Class 1A3
2.90%	03/26/36	[3,4]	24,468,063	21,980,652
BCAP LLC Trust, Series 2011-RR5, Class 1A3
3.11%	03/26/37	[3,4]	2,113,429	1,886,235
BCAP LLC Trust, Series 2011-RR5, Class 2A3
4.69%	06/26/37	[3,4]	12,193,190	11,311,909
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-4, Class 3A1
5.00%	07/25/33	[3]	127,632	122,802
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 14A1
5.26%	01/25/35	[3]	17,161,306	15,303,620
Bear Stearns Alt-A Trust, Series 2005-4, Class 21A1
2.64%	05/25/35	[3]	27,350,541	16,275,555
Bear Stearns Alt-A Trust, Series 2006-3, Class 1A1
0.48%	05/25/36	[3]	4,647,597	1,840,644
Bear Stearns Alt-A Trust, Series 2006-3, Class 23A1
2.86%	05/25/36	[3]	5,072,934	2,072,699

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns Alt-A Trust, Series 2006-3, Class 32A1
2.92%	05/25/36	[3]	$26,391,690	$10,446,367
Bear Stearns Alt-A Trust, Series 2006-4, Class 32A1
2.86%	07/25/36	[3]	6,740,782	3,119,529
Bear Stearns Asset Backed Securities Trust, Series 2002-1, Class 1A5 (STEP)
6.89%	12/25/34		51,227	49,480
Bear Stearns Asset Backed Securities Trust, Series 2005-TC2, Class A3
0.66%	08/25/35	[3]	18,828,000	17,708,096
Bear Stearns Asset Backed Securities Trust, Series 2006-HE10, Class 1A2
0.49%	12/25/36	[3]	23,770,000	13,103,522
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1
0.47%	10/25/36	[3]	4,085,739	2,180,621
Bear Stearns Mortgage Funding Trust, Series 2007-AR3, Class 1A1
0.43%	03/25/37	[3]	19,819,406	10,637,232
BHN I Mortgage Fund, Series 1997-2, Class A1 (Argentina)
1.53%	05/31/17	2,3,4,5,6,7,†	13,760	138
BHN I Mortgage Fund, Series 1997-2, Class A2 (Argentina)
7.54%	05/31/17	2,4,5,6,7,†	2,500	25
BHN I Mortgage Fund, Series 2000-1, Class AF (Argentina)
8.00%	01/31/20	2,4,5,†	6,000	60
Bombardier Capital Mortgage Securitization Corp., Series 2001-A, Class A
6.80%	12/15/30	[3]	37,017,119	38,525,803
Carrington Mortgage Loan Trust, Series 2006-NC2, Class A4
0.53%	06/25/36	[3]	11,445,000	3,394,650
Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A3
0.55%	02/25/37	[3]	20,000,000	6,865,300
CC Mortgage Funding Corp., Series 2004-1A, Class A1
0.57%	01/25/35	[3,4]	2,253,933	1,442,742
Centex Home Equity, Series 2006-A, Class AV3
0.45%	06/25/36	[3]	11,224,235	9,435,350
Centex Home Equity, Series 2006-A, Class AV4
0.54%	06/25/36	[3]	125,000	65,983
Chase Mortgage Finance Corp., Series 2005-A1, Class 2A3
2.81%	12/25/35	[3]	1,710,000	1,363,854

See accompanying notes to Schedule of Portfolio Investments.

42 / N-Q Report December 2011

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Chase Mortgage Finance Corp., Series 2007-A2, Class 2A3
2.77%	07/25/37	[3]	$13,689,336	$12,157,426
Chaseflex Trust, Series 2005-2, Class 4A2
5.50%	05/25/20		16,041,046	15,212,572
Chaseflex Trust, Series 2007-M1, Class 1A2
0.52%	08/25/37	[3]	19,217,754	8,123,402
Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A12
5.00%	02/25/35		703,000	687,323
Citicorp Residential Mortgage Securities, Inc., Series 2007-1, Class A5 (STEP)
6.05%	03/25/37		650,000	419,692
Citigroup Mortgage Loan Trust, Inc., Series 2004-RR2, Class A2
4.70%	05/25/34	[3,4]	19,767,881	19,546,471
Citigroup Mortgage Loan Trust, Inc., Series 2005-5, Class 3A2A
2.44%	10/25/35	3,†	8,703,865	4,438,995
Citigroup Mortgage Loan Trust, Inc., Series 2006-AMC1, Class A2B
0.42%	09/25/36	[3]	403,752	139,544
Citigroup Mortgage Loan Trust, Inc., Series 2006-NC1, Class A2D
0.54%	08/25/36	[3]	33,850,000	10,516,484
Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC4, Class A2B
0.43%	05/25/37	[3]	21,600,000	11,916,096
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class A4
0.46%	01/25/37	[3]	28,000	11,826
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.47%	03/25/37	[3]	39,857,000	28,059,667
Collateralized Mortgage Obligation Trust, Series 57, Class D
9.90%	02/01/19		3,762	4,367
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	09/01/33		11,003,523	11,660,984
Conseco Finance, Series 2001-C, Class A5 (STEP)
7.29%	08/15/33		2,900,423	2,901,328
Conseco Finance, Series 2001-D, Class A5
6.69%	11/15/32	[3]	99,536	100,479
Conseco Finance, Series 2002-C, Class BF2
8.00%	06/15/32	[3,4]	489,748	372,626
Conseco Financial Corp., Series 1996-7, Class M1
7.70%	10/15/27	[3]	19,007,000	20,754,237

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Conseco Financial Corp., Series 1998-2, Class A5
6.24%	12/01/28	[3]	$180,364	$189,197
Conseco Financial Corp., Series 1998-3, Class A6
6.76%	03/01/30	[3]	9,425,212	10,223,546
Countryplace Manufactured Housing Contract Trust, Series 2007-1, Class A4
5.85%	07/15/37	[3,4]	9,150,000	8,349,142
Countrywide Alternative Loan Trust, Series 2004-J6, Class 2A1
6.50%	11/25/31		36,375	37,657
Countrywide Alternative Loan Trust, Series 2005-27, Class 1A2
1.61%	08/25/35	[3]	15,906	8,505
Countrywide Alternative Loan Trust, Series 2005-27, Class 2A1
1.56%	08/25/35	[3]	8,800,670	4,538,328
Countrywide Alternative Loan Trust, Series 2005-36, Class 2A1A
0.60%	08/25/35	[3]	285,405	115,004
Countrywide Alternative Loan Trust, Series 2005-43, Class 4A1
5.30%	10/25/35	[3]	349,425	245,652
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1
0.58%	11/20/35	[3]	214,025	108,683
Countrywide Alternative Loan Trust, Series 2005-61, Class 2A1
0.57%	12/25/35	[3]	293,072	175,147
Countrywide Alternative Loan Trust, Series 2006-20CB, Class A7 (IO)
5.21%	07/25/36	[3,5]	21,510,258	3,129,134
Countrywide Alternative Loan Trust, Series 2006-46, Class A4
6.00%	02/25/47		6,153,316	3,877,977
Countrywide Alternative Loan Trust, Series 2006-OA10, Class 1A1
1.17%	08/25/46	[3]	5,719,085	2,865,227
Countrywide Alternative Loan Trust, Series 2006-OA14, Class 3A1
1.06%	11/25/46	[3]	847,952	348,194
Countrywide Alternative Loan Trust, Series 2006-OA17, Class 1A1A
0.48%	12/20/46	[3]	38,261,843	17,596,622
Countrywide Alternative Loan Trust, Series 2006-OA18, Class A1
0.41%	12/25/46	[3]	36,589,170	19,120,878
Countrywide Alternative Loan Trust, Series 2006-OA22, Class A1
0.45%	02/25/47	[3]	1,108,044	625,802

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 43

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Alternative Loan Trust, Series 2006-OA8, Class 1A1
0.48%	07/25/46	[3]	$26,918,044	$12,770,114
Countrywide Alternative Loan Trust, Series 2006-OC5, Class 2A2A
0.46%	06/25/36	[3]	3,815,009	1,802,203
Countrywide Alternative Loan Trust, Series 2007-16CB, Class 3A1
6.75%	08/25/37		14,658,285	7,492,150
Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16
6.50%	09/25/37		48,465,399	32,352,399
Countrywide Alternative Loan Trust, Series 2007-5CB, Class 1A14 (IO)
5.06%	04/25/37	[3,5]	41,439,976	5,947,453
Countrywide Alternative Loan Trust, Series 2007-J1, Class 2A1
0.49%	03/25/37	[3]	1,610,384	615,615
Countrywide Asset-Backed Certificates, Series 2005-11, Class AF4
5.21%	02/25/36	[3]	7,000,000	3,625,395
Countrywide Asset-Backed Certificates, Series 2005-12, Class 2A5
5.24%	02/25/36	[3]	12,167,352	11,468,898
Countrywide Asset-Backed Certificates, Series 2005-13, Class AF4
5.50%	04/25/36	[3]	50,000	27,338
Countrywide Asset-Backed Certificates, Series 2005-14, Class 3A3
0.64%	04/25/36	[3]	12,402,960	6,765,548
Countrywide Asset-Backed Certificates, Series 2005-2, Class M2
0.73%	08/25/35	[3]	14,000,000	11,550,071
Countrywide Asset-Backed Certificates, Series 2005-4, Class MV1
0.75%	10/25/35	[3]	297,754	288,290
Countrywide Asset-Backed Certificates, Series 2006-18, Class 2A2
0.45%	03/25/37	[3]	30,689,389	18,967,525
Countrywide Asset-Backed Certificates, Series 2007-10, Class 2A2
0.41%	06/25/47	[3]	29,076,000	25,424,182
Countrywide Asset-Backed Certificates, Series 2007-13, Class 2A2
1.09%	10/25/47	[3]	15,639,734	11,640,154
Countrywide Asset-Backed Certificates, Series 2007-3, Class 2A1
0.39%	05/25/47	[3]	7,681,424	7,390,797
Countrywide Asset-Backed Certificates, Series 2007-4, Class A1A
0.41%	09/25/37	[3]	5,745,115	5,589,232

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Asset-Backed Certificates, Series 2007-5, Class 2A2
0.46%	09/25/47	[3]	$127,000	$113,531
Countrywide Asset-Backed Certificates, Series 2007-9, Class 2A1
0.35%	06/25/47	[3]	20,678	20,266
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2001-HYB1, Class 1A1
2.16%	06/19/31	[3]	50,924	45,699
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J8, Class 1A4
5.25%	09/25/23		648,057	669,623
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
5.01%	08/25/34	[3]	6,471,866	6,209,438
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB7, Class 3A
2.81%	11/20/34	[3]	5,185,346	4,982,495
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-1, Class 2A1
0.58%	03/25/35	[3]	288,254	177,486
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1
0.59%	05/25/35	[3]	8,604,669	4,974,772
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB5, Class 4A1
4.93%	09/20/35	[3]	8,653,301	6,407,973
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HY3, Class 2A1
5.15%	06/25/47	[3]	34,534,942	23,447,257
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-MH29, Class A (STEP)
5.60%	09/25/31		75,798	77,028
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR2, Class 2A1
2.64%	02/25/33	[3]	76,228	71,449
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A4
2.56%	08/25/33	[3]	58,968	49,583
Credit Suisse Mortgage Capital Certificates, Series 2006-6, Class 2A1
0.89%	07/25/36	[3]	211,007	63,600

See accompanying notes to Schedule of Portfolio Investments.

44 / N-Q Report December 2011

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse Mortgage Capital Certificates, Series 2007-2, Class 3A4
5.50%	03/25/37		$9,200,000	$7,884,809
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB4, Class M1
0.98%	03/25/33	[3]	9,573,790	8,734,355
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2 (STEP)
5.24%	01/25/36		12,695,123	6,842,881
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB6, Class A23
0.44%	07/25/36	[3]	27,834,184	17,129,582
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB8, Class A2B
0.40%	10/25/36	[3]	11,240,000	9,555,966
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A3
0.44%	11/25/36	[3]	10,300,000	3,214,193
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF4 (STEP)
5.85%	01/25/37		10,199,976	3,743,264
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2C (STEP)
5.62%	02/25/37		22,100,000	12,512,114
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2D (STEP)
5.85%	02/25/37		28,405,000	16,613,283
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2E (STEP)
5.68%	02/25/37		4,607,278	2,906,384
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A2
0.46%	04/25/37	[3]	35,610,000	12,821,007
CSAB Mortgage Backed Trust, Series 2006-4, Class A6B (STEP)
5.78%	12/25/36		5,268,016	1,376,185
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3, Class 4A5
5.25%	06/25/35		44,496	40,396
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AR6, Class A6
0.48%	02/25/37	[3]	2,600,969	1,235,806
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-AR1, Class A2
0.47%	01/25/47	[3]	2,263,103	1,020,835

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-AR3, Class 2A2A
0.47%	06/25/37	[3]	$19,882,895	$11,797,297
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-AR3, Class 2A4
0.64%	06/25/37	[3]	19,285,000	3,621,895
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-OA2, Class A1
0.99%	04/25/47	[3]	12,001,621	6,923,117
Downey Savings & Loan Association Mortgage Loan Trust, Series 2007-AR1, Class 2A1A
0.42%	04/19/48	[3]	22,664,820	12,991,690
Equity One ABS, Inc., Series 1998-1, Class A2 (STEP)
7.48%	11/25/29		70,397	64,736
Equity One ABS, Inc., Series 2002-4, Class M1
5.22%	02/25/33	[3]	17,496	14,386
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FFH2, Class M1
0.77%	04/25/35	[3,4]	3,948,210	3,673,799
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF18, Class A2C
0.45%	12/25/37	[3]	64,848,000	22,701,249
First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FF1, Class A2C
0.43%	01/25/38	[3]	118,700,000	42,607,128
First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FF2, Class A2D
0.51%	03/25/37	[3]	59,321,379	23,751,046
First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1
2.20%	09/25/34	[3]	113,728	96,692
First Horizon Alternative Mortgage Securities, Series 2004-AA4, Class A1
2.24%	10/25/34	[3]	6,112,617	4,937,231
First Horizon Alternative Mortgage Securities, Series 2005-AA3, Class 3A1
2.26%	05/25/35	[3]	16,003,593	10,871,749
First Horizon Alternative Mortgage Securities, Series 2007-FA3, Class A6 (IO)
5.11%	06/25/37	[3,5]	8,154,500	1,461,466
First Horizon Asset Securities, Inc., Series 2004-AR5, Class 2A1
2.63%	10/25/34	[3]	4,886,059	4,571,761
First Horizon Asset Securities, Inc., Series 2005-AR6, Class 2A1B
2.64%	01/25/36	[3]	26,990,000	17,131,473
Fremont Home Loan Trust, Series 2005-C, Class M1
0.77%	07/25/35	[3]	12,173,199	11,139,942

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 45

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Fremont Home Loan Trust, Series 2006-3, Class 2A4
0.53%	02/25/37	[3]	$12,106,000	$5,440,720
Fremont Home Loan Trust, Series 2006-A, Class 2A3
0.45%	05/25/36	[3]	19,542,785	7,330,210
Fremont Home Loan Trust, Series 2006-C, Class 2A2
0.44%	10/25/36	[3]	91,947,800	35,340,688
Fremont Home Loan Trust, Series 2006-E, Class 2A4
0.51%	01/25/37	[3]	9,500,000	3,315,837
GMAC Mortgage Corp. Loan Trust, Series 2000-HE2, Class A1
0.73%	06/25/30	[3]	162,223	96,747
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A
2.96%	06/25/34	[3]	18,147	14,999
GMAC Mortgage Corp. Loan Trust, Series 2005-AR1, Class 3A
3.06%	03/18/35	[3]	7,800,821	6,293,890
Green Tree, Series 2008-MH1, Class A2
8.97%	04/25/38	[3,4]	47,500,000	52,658,586
Greenpoint Mortgage Funding Trust, Series 2005-AR3, Class 1A1
0.53%	08/25/45	[3]	4,010,915	2,559,812
Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 1A1A
0.37%	02/25/47	[3]	17,586,960	12,960,728
GSAA Trust, Series 2006-16, Class A1
0.35%	10/25/36	[3]	10,298,109	3,781,986
GSAA Trust, Series 2006-19, Class A1
0.38%	12/25/36	[3]	8,374,402	3,066,748
GSAA Trust, Series 2007-4, Class A1
0.39%	03/25/37	[3]	5,874,612	2,031,734
GSAA Trust, Series 2007-6, Class A4
0.59%	05/25/47	[3]	27,140,000	15,521,808
GSAMP Trust, Series 2006-FM1, Class A2C
0.45%	04/25/36	[3]	26,152,501	13,551,444
GSAMP Trust, Series 2007-NC1, Class A2B
0.39%	12/25/46	[3]	68,707,000	25,605,175
GSAMP Trust, Series 2007-NC1, Class A2C
0.44%	12/25/46	[3]	10,000,000	3,013,215
GSR Mortgage Loan Trust, Series 2004-9, Class 3A1
2.70%	08/25/34	[3]	20,000	16,372
GSR Mortgage Loan Trust, Series 2007-AR2, Class 2A1
2.74%	05/25/47	[3]	8,770,099	5,892,345
Harborview Mortgage Loan Trust, Series 2004-1, Class 2A
2.65%	04/19/34	[3]	34,826	31,149

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Harborview Mortgage Loan Trust, Series 2005-4, Class 2A
2.79%	07/19/35	[3]	$1,182,232	$819,254
Harborview Mortgage Loan Trust, Series 2007-7, Class 2A1A
1.29%	11/25/47	[3]	1,921,316	1,088,464
Home Equity Asset Trust, Series 2007-1, Class 2A1
0.35%	05/25/37	[3]	27,596	27,055
HSBC Asset Loan Obligation, Series 2007-AR1, Class 2A1
3.33%	01/25/37	[3]	25,310,206	12,842,183
HSBC Home Equity Loan Trust, Series 2006-1, Class A1
0.44%	01/20/36	[3]	22,448,581	20,945,951
HSBC Home Equity Loan Trust, Series 2007-3, Class A4
1.78%	11/20/36	[3]	9,985,000	7,849,738
HSBC Home Equity Loan Trust, Series 2007-3, Class APT
1.48%	11/20/36	[3]	35,947,800	32,015,204
Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A
2.64%	08/25/34	[3]	598,389	435,930
Indymac Index Mortgage Loan Trust, Series 2004-AR5, Class 2A1B
1.09%	08/25/34	[3]	50,598	30,048
Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 6A1
2.72%	10/25/34	[3]	424,506	386,088
Indymac Index Mortgage Loan Trust, Series 2004-AR7, Class A2
1.15%	09/25/34	[3]	161,880	97,930
Indymac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A
1.09%	11/25/34	[3]	88,752	53,604
Indymac Index Mortgage Loan Trust, Series 2005-AR18, Class 2A1A
0.60%	10/25/36	[3]	361,550	185,485
Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2
2.97%	08/25/36	[3]	27,522,574	11,115,831
Indymac Index Mortgage Loan Trust, Series 2006-AR41, Class A3
0.47%	02/25/37	[3]	20,639,897	8,250,805
Indymac Index Mortgage Loan Trust, Series 2006-AR7, Class 1A1
2.96%	05/25/36	[3]	9,758,005	4,789,849
Indymac Index Mortgage Loan Trust, Series 2006-AR8, Class A3A
0.52%	07/25/46	[3]	22,351,885	12,461,480

See accompanying notes to Schedule of Portfolio Investments.

46 / N-Q Report December 2011

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Indymac Index Mortgage Loan Trust, Series 2007-AR11, Class 1A1
4.52%	06/25/37	[3]	$11,296,863	$5,297,614
Indymac Index Mortgage Loan Trust, Series 2007-AR5, Class 1A1
4.87%	05/25/37	[3]	160,798	66,298
Indymac Index Mortgage Loan Trust, Series 2007-AR5, Class 3A1
4.91%	05/25/37	[3]	10,962,342	5,203,988
Indymac Manufactured Housing Contract, Series 1997-1, Class A3
6.61%	02/25/28		438,508	436,790
Indymac Residential Asset Backed Trust, Series 2006-E, Class 2A3
0.46%	04/25/37	[3]	28,995,000	9,560,710
Indymac Residential Asset Backed Trust, Series 2007-A, Class 2A4A
0.61%	04/25/47	[3]	13,246,000	4,696,816
JPMorgan Alternative Loan Trust, Series 2006-A2, Class 2A1
2.67%	05/25/36	[3]	1,923,012	793,708
JPMorgan Alternative Loan Trust, Series 2006-A2, Class 5A1
5.48%	05/25/36	[3]	26,039,103	14,305,297
JPMorgan Alternative Loan Trust, Series 2006-A6, Class 2A5
6.05%	11/25/36	[3]	610,000	353,941
JPMorgan Alternative Loan Trust, Series 2006-S4, Class A4 (STEP)
5.96%	12/25/36		38,700,000	20,690,711
JPMorgan Alternative Loan Trust, Series 2007-A2, Class 12A2
0.39%	06/25/37	[3]	3,155,048	3,005,443
JPMorgan Mortgage Acquisition Corp., Series 2006-CH2, Class AV4
0.43%	10/25/36	[3]	16,800,000	7,336,308
JPMorgan Mortgage Acquisition Corp., Series 2006-CW1, Class A4
0.44%	05/25/36	[3]	10,893,301	9,033,820
JPMorgan Mortgage Acquisition Corp., Series 2006-WF1, Class A3A (STEP)
5.83%	07/25/36		8,992,330	4,020,689
JPMorgan Mortgage Acquisition Corp., Series 2006-WF1, Class A6 (STEP)
6.00%	07/25/36		7,723,988	3,606,057
JPMorgan Mortgage Acquisition Corp., Series 2006-WMC1, Class A5
0.56%	03/25/36	[3]	15,000,000	4,315,868
JPMorgan Mortgage Acquisition Corp., Series 2007-CH1, Class AF6 (STEP)
5.50%	10/25/36		620,580	540,320

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Acquisition Corp., Series 2007-CH3, Class A4
0.50%	03/25/37	[3]	$1,310,000	$477,921
JPMorgan Mortgage Acquisition Corp., Series 2007-CH4, Class A2
0.35%	05/25/37	[3]	4,142,815	3,975,844
JPMorgan Mortgage Acquisition Corp., Series 2007-CH5, Class A3
0.40%	05/25/37	[3]	300,000	209,920
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF1
0.39%	03/25/47	[3]	574,994	322,786
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF2 (STEP)
5.39%	03/25/47		9,480,000	4,681,461
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF3 (STEP)
5.39%	03/25/47		10,000,000	4,944,670
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF4 (STEP)
5.39%	03/25/47		5,000,000	2,797,559
JPMorgan Mortgage Trust, Series 2003-A2, Class 2A3
4.69%	11/25/33	[3]	943,693	914,282
JPMorgan Mortgage Trust, Series 2005-A5, Class 3A2
5.30%	08/25/35	[3]	96,896	95,470
JPMorgan Mortgage Trust, Series 2005-A5, Class TA1
5.41%	08/25/35	[3]	1,177,672	1,115,690
JPMorgan Mortgage Trust, Series 2005-S2, Class 4A3
5.50%	09/25/20		20,768,019	19,860,789
JPMorgan Mortgage Trust, Series 2006-A2, Class 2A2
5.54%	04/25/36	[3]	2,325,000	1,741,231
JPMorgan Mortgage Trust, Series 2006-A2, Class 2A4
5.54%	04/25/36	[3]	17,325,000	13,606,275
JPMorgan Mortgage Trust, Series 2006-A3, Class 2A1
2.77%	05/25/36	[3]	4,347,976	2,885,100
JPMorgan Mortgage Trust, Series 2006-A3, Class 3A3
5.56%	05/25/36	[3]	3,440,439	2,644,374
JPMorgan Mortgage Trust, Series 2006-A3, Class 3A4
5.56%	05/25/36	[3]	20,212,580	16,726,136
JPMorgan Mortgage Trust, Series 2006-A4, Class 1A4
2.76%	06/25/36	[3]	8,795,000	5,497,711

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 47

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust, Series 2007-A1, Class 5A2
2.78%	07/25/35	[3]	$10,750,370	$9,463,529
JPMorgan Mortgage Trust, Series 2007-A3, Class 3A2
5.51%	05/25/37	[3]	47,197	33,160
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
6.47%	08/15/28	[3]	15,214,608	16,440,451
Lehman XS Trust, Series 2006-10N, Class 1A3A
0.50%	07/25/46	[3]	26,514,452	13,748,348
Lehman XS Trust, Series 2006-13, Class 1A2
0.46%	09/25/36	[3]	66,973,546	39,172,747
Lehman XS Trust, Series 2006-19, Class A2
0.46%	12/25/36	[3]	50,262,299	28,521,794
Lehman XS Trust, Series 2006-9, Class A1B
0.45%	05/25/46	[3]	39,669,727	22,051,418
Lehman XS Trust, Series 2006-GP1, Class A4A
0.62%	05/25/46	[3]	30,937,897	7,131,442
Lehman XS Trust, Series 2007-12N, Class 1A3A
0.49%	07/25/47	[3]	8,500,000	2,724,191
Lehman XS Trust, Series 2007-15N, Class 2A1
0.54%	08/25/37	[3]	50,588,796	29,190,696
Lehman XS Trust, Series 2007-16N, Class 2A2
1.14%	09/25/47	[3]	406,382	224,056
Long Beach Mortgage Loan Trust, Series 2006-4, Class 2A3
0.45%	05/25/36	[3]	23,785,221	6,764,365
Long Beach Mortgage Loan Trust, Series 2006-4, Class 2A4
0.55%	05/25/36	[3]	19,692,709	5,773,140
Long Beach Mortgage Loan Trust, Series 2006-5, Class 2A4
0.53%	06/25/36	[3]	43,499,000	11,347,762
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
5.06%	01/25/34	[3]	264,802	238,246
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7
2.72%	11/21/34	[3]	60,000	55,144
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
2.75%	06/25/34	[3]	2,109	1,585

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust, Series 2007-3, Class 22A5
0.63%	05/25/47	[3]	$735,000	$60,249
MASTR Asset Backed Securities Trust, Series 2007-HE1, Class A3
0.50%	05/25/37	[3]	26,441,000	10,437,167
MASTR Asset Backed Securities Trust, Series 2007-HE1, Class A4
0.57%	05/25/37	[3]	19,985,500	7,152,131
MASTR Asset Securitization Trust, Series 2002-8, Class 1A1
5.50%	12/25/17		34,982	36,096
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
2.70%	10/25/32	[3]	57,483	47,176
MASTR Seasoned Securities Trust, Series 2004-2, Class A2
6.50%	08/25/32		2,786,463	2,895,980
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1, Class A2C
0.54%	04/25/37	[3]	51,972,000	19,420,377
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2B
0.46%	05/25/37	[3]	24,924,363	12,122,076
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C
0.53%	05/25/37	[3]	43,849,000	16,271,947
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2D
0.61%	05/25/37	[3]	30,000,000	10,401,798
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
0.47%	06/25/37	[3]	18,116,200	8,293,942
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2D
0.54%	06/25/37	[3]	34,732,000	12,482,368
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A
0.50%	02/25/36	[3]	38,836	23,468
Merrill Lynch Mortgage Investors, Inc., Series 2005-A6, Class 2A3
0.67%	08/25/35	[3]	25,000,000	12,109,475
Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC2, Class A2B (STEP)
5.61%	03/25/37		40,906,168	12,135,265
Mid-State Trust, Series 11, Class A1
4.86%	07/15/38		453,671	459,546
Mid-State Trust, Series 2004-1, Class A
6.00%	08/15/37		681,067	706,653
Mid-State Trust, Series 2005-1, Class A
5.74%	01/15/40		30,085,703	32,782,288

See accompanying notes to Schedule of Portfolio Investments.

48 / N-Q Report December 2011

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Mid-State Trust, Series 2006-1, Class A
5.79%	10/15/40	[4]	$20,242,725	$22,305,019
Mid-State Trust, Series 2006-1, Class M1
6.08%	10/15/40	[4]	21,971,987	20,454,384
Mid-State Trust, Series 6, Class A1
7.34%	07/01/35		63,471	65,349
Morgan Stanley ABS Capital I, Series 2005-HE3, Class M1
0.78%	07/25/35	[3]	4,204,887	4,152,280
Morgan Stanley ABS Capital I, Series 2006-HE1, Class A4
0.58%	01/25/36	[3]	4,800,000	1,994,197
Morgan Stanley ABS Capital I, Series 2006-HE5, Class A2C
0.43%	08/25/36	[3]	8,804,101	4,387,172
Morgan Stanley ABS Capital I, Series 2006-HE5, Class A2D
0.54%	08/25/36	[3]	54,700,000	19,051,529
Morgan Stanley ABS Capital I, Series 2006-HE8, Class A2C
0.43%	10/25/36	[3]	10,000,000	2,865,625
Morgan Stanley ABS Capital I, Series 2007-HE2, Class A2B
0.38%	01/25/37	[3]	110,000	35,139
Morgan Stanley ABS Capital I, Series 2007-HE4, Class A2B
0.47%	02/25/37	[3]	37,145,000	10,775,791
Morgan Stanley Home Equity Loan Trust, Series 2006-3, Class A4
0.55%	04/25/36	[3]	10,000,000	3,551,692
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 5A2
5.96%	06/25/36	[3]	283,065	129,092
Morgan Stanley Mortgage Loan Trust, Series 2007-10XS, Class A18
6.00%	07/25/47	[3]	17,831,343	12,886,777
Morgan Stanley Mortgage Loan Trust, Series 2007-2AX, Class 2A1
0.38%	12/25/36	[3]	9,898,490	3,211,139
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A1
0.41%	04/25/37	[3]	9,456,967	3,293,034
MortgageIT Trust, Series 2005-4, Class A1
0.57%	10/25/35	[3]	3,443,569	2,247,703
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV4
0.54%	06/25/37	[3]	7,760,000	2,735,109
New Century Home Equity Loan Trust, Series 2005-2, Class A2C
0.59%	06/25/35	[3]	6,257,656	6,123,911

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
New Century Home Equity Loan Trust, Series 2005-C, Class A2D
0.63%	12/25/35	[3]	$18,000,000	$6,748,074
Nomura Asset Acceptance Corp., Series 2006-AR4, Class A1A
0.46%	12/25/36	[3]	769,642	289,542
Novastar Home Equity Loan, Series 2005-1, Class M4
0.97%	06/25/35	[3]	20,000,000	11,776,070
Oakwood Mortgage Investors, Inc., Series 1998-A, Class A4
6.20%	05/15/28		6,230	6,260
Oakwood Mortgage Investors, Inc., Series 1998-B, Class A4
6.35%	03/15/17		30,451	30,471
Opteum Mortgage Acceptance Corp., Series 2006-2, Class A1C
0.56%	07/25/36	[3]	14,844,046	6,303,999
Option One Mortgage Loan Trust, Series 2006-3, Class 2A3
0.43%	02/25/37	[3]	11,782,000	3,728,538
Option One Mortgage Loan Trust, Series 2007-1, Class 2A3
0.43%	01/25/37	[3]	39,728,000	12,652,093
Option One Mortgage Loan Trust, Series 2007-1, Class 2A4
0.51%	01/25/37	[3]	6,000,000	1,937,433
Option One Mortgage Loan Trust, Series 2007-4, Class 2A2
0.47%	04/25/37	[3]	30,000,000	13,088,475
Option One Mortgage Loan Trust, Series 2007-6, Class 2A4
0.54%	07/25/37	[3]	100,000	34,496
Ownit Mortgage Loan Asset Backed Certificates, Series 2006-4, Class A2D
0.53%	05/25/37	[3]	36,886,000	15,047,717
Park Place Securities, Inc., Series 2004-MHQ1, Class M1
0.99%	12/25/34	[3]	8,230,957	7,896,992
Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class AF6 (STEP)
4.76%	07/25/35		3,734,932	3,798,079
Popular ABS Mortgage Pass-Through Trust, Series 2007-A, Class A3
0.60%	06/25/47	[3]	23,015,500	11,884,086
Residential Accredit Loans, Inc., Series 2003-QS3, Class A4
5.50%	02/25/18		121,668	124,312
Residential Accredit Loans, Inc., Series 2005-QO4, Class 2A1
0.57%	12/25/45	[3]	3,186,785	1,662,728

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 49

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans, Inc., Series 2005-QO5, Class A1
1.22%	01/25/46	[3]	$16,249,921	$7,569,262
Residential Accredit Loans, Inc., Series 2007-QO4, Class A1
0.49%	05/25/47	[3]	22,349,470	12,076,514
Residential Asset Mortgage Products, Inc., Series 2003-RS10, Class AI6 (STEP)
5.86%	11/25/33		488,468	438,110
Residential Asset Mortgage Products, Inc., Series 2003-RS11, Class AI6A (STEP)
5.98%	12/25/33		340,598	313,526
Residential Asset Mortgage Products, Inc., Series 2003-RS9, Class AI6A (STEP)
6.11%	10/25/33		41,298	41,599
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class MII2
1.09%	12/25/34	[3]	2,180,838	1,893,790
Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A8
6.50%	11/25/31		130,873	132,380
Residential Asset Mortgage Products, Inc., Series 2004-SL3, Class A2
6.50%	12/25/31		134,352	134,580
Residential Asset Securities Corp., Series 2005-EMX2, Class M3
0.81%	07/25/35	[3]	6,839,000	3,014,183
Residential Asset Securitization Trust, Series 2004-IP2, Class 1A1
2.54%	12/25/34	[3]	697,072	552,147
Residential Asset Securitization Trust, Series 2004-IP2, Class 2A1
2.57%	12/25/34	[3]	43,728	38,944
Residential Asset Securitization Trust, Series 2004-IP2, Class 3A1
2.53%	12/25/34	[3]	1,709,309	1,431,391
Residential Asset Securitization Trust, Series 2006-A7CB, Class 1A3
6.25%	07/25/36		3,115,395	1,879,973
Residential Funding Mortgage Securities I, Series 2006-SA3, Class 4A1
6.03%	09/25/36	[3]	2,078,484	1,558,344
Residential Funding Mortgage Securities II, Inc., Series 1999-HI6, Class AI7 (STEP)
8.60%	09/25/29		277,097	260,055
Residential Funding Mortgage Securities II, Inc., Series 2000-HI1, Class AI7 (STEP)
8.79%	02/25/25		206,267	203,574
Saxon Asset Securities Trust, Series 2005-2, Class M1
0.71%	10/25/35	[3]	32,400,000	27,727,369

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Saxon Asset Securities Trust, Series 2007-1, Class A2C
0.44%	01/25/47	[3]	$13,135,000	$4,851,646
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR3, Class M1
0.76%	04/25/35	[3]	2,907,307	2,647,026
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR2, Class A2
0.52%	02/25/37	[3]	47,839,110	15,299,837
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR3, Class A2B
0.51%	04/25/37	[3]	27,850,000	9,335,273
Securitized Asset Backed Receivables LLC Trust, Series 2007-NC1, Class A2B
0.44%	12/25/36	[3]	57,091,250	18,162,228
Securitized Asset Backed Receivables LLC Trust, Series 2007-NC2, Class A2B
0.43%	01/25/37	[3]	160,000	51,283
Securitized Asset Backed Receivables LLC, Series 2007-BR1, Class A2B
0.56%	02/25/37	[3]	51,650,000	17,666,278
SG Mortgage Securities Trust, Series 2006-FRE1, Class A1B
0.56%	02/25/36	[3]	2,699,953	1,309,699
SG Mortgage Securities Trust, Series 2006-FRE1, Class A2B
0.47%	02/25/36	[3]	29,131,760	12,675,010
SG Mortgage Securities Trust, Series 2006-OPT2, Class A3C
0.44%	10/25/36	[3]	12,348,460	3,280,460
SG Mortgage Securities Trust, Series 2007-NC1, Class A2
0.53%	12/25/36	[3,4]	16,010,659	5,579,880
Soundview Home Equity Loan Trust, Series 2006-EQ1, Class A3
0.42%	10/25/36		14,069,000	6,798,718
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2C
0.43%	12/25/36	[3]	27,470,000	21,453,441
Soundview Home Equity Loan Trust, Series 2007-NS1, Class A4
0.59%	01/25/37	[3]	12,405,000	6,108,435
Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A4
0.57%	06/25/37	[3]	31,437,000	9,722,490
Soundview Home Equity Loan Trust, Series 2007-OPT2, Class 2A3
0.47%	07/25/37	[3]	17,450,000	5,259,543
Soundview Home Equity Loan Trust, Series 2007-OPTI, Class 2A3
0.50%	06/25/37	[3]	37,418,535	11,410,969

See accompanying notes to Schedule of Portfolio Investments.

50 / N-Q Report December 2011

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 1A
2.56%	10/25/34	[3]	$455,983	$394,553
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-5, Class 3A1
5.73%	06/25/37	[3]	22,166,708	15,075,855
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-7, Class 1A1
0.59%	08/25/37	[3]	28,149,488	16,065,062
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1
2.50%	12/27/35	[3]	3,129,131	1,443,779
Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 24A1
2.46%	05/25/36	[3]	1,057,273	500,619
Structured Asset Mortgage Investments, Inc., Series 2006-AR8, Class A1A
0.49%	10/25/36	[3]	28,776,236	15,360,404
Structured Asset Mortgage Investments, Inc., Series 2007-AR1, Class 1A1
0.45%	01/25/37	[3]	56,988,194	25,787,500
Structured Asset Mortgage Investments, Inc., Series 2007-AR6, Class A1
1.72%	08/25/47	[3]	136,025,999	68,577,031
Structured Asset Securities Corp., Series 1997-2, Class 2A4
7.25%	03/28/30		4,976	5,048
Structured Asset Securities Corp., Series 2001-15A, Class 4A1
2.18%	10/25/31	[3]	12,610	11,882
Structured Asset Securities Corp., Series 2003-26A, Class 3A5
2.44%	09/25/33	[3]	938,454	785,911
Structured Asset Securities Corp., Series 2003-34A, Class 5A4
2.44%	11/25/33	[3]	5,877,796	5,479,869
Structured Asset Securities Corp., Series 2003-7H, Class A12
6.50%	03/25/33		12,666	13,191
Structured Asset Securities Corp., Series 2006-WF3, Class A3
0.44%	09/25/36	[3]	201,449	166,855
Structured Asset Securities Corp., Series 2007-BC4, Class A3
0.54%	11/25/37	[3]	10,386,183	9,551,461
Structured Asset Securities Corp., Series 2007-EQ1, Class A4
0.54%	03/25/37	[3]	26,325,800	10,472,182
Structured Asset Securities Corp. 2007-BC3 2A1
0.35%	05/25/47	[3]	24,347,886	22,637,995

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 1A1
5.48%	06/25/37	[3]	$17,853,498	$12,186,323
Thornburg Mortgage Securities Trust, Series 2004-4, Class 2A
2.14%	12/25/44	[3]	446,106	363,136
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A4
6.57%	05/07/27	[3]	3,805,232	4,073,957
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A3
0.44%	01/25/37	[3]	62,700,000	21,575,822
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A4
0.52%	01/25/37	[3]	21,687,000	7,561,975
WaMu Asset-Backed Certificates, Series 2007-HE2, Class 2A4
0.65%	04/25/37	[3]	1,763,000	541,400
WaMu Mortgage Pass-Through Certificates, Series 2002-AR18, Class A
2.48%	01/25/33	[3]	24,408	21,819
WaMu Mortgage Pass-Through Certificates, Series 2003-AR6, Class A1
2.57%	06/25/33	[3]	70,186	65,598
WaMu Mortgage Pass-Through Certificates, Series 2004-AR3, Class A2
2.57%	06/25/34	[3]	210,998	205,003
WaMu Mortgage Pass-Through Certificates, Series 2004-AR6, Class A
0.67%	05/25/44	[3]	203,074	151,124
WaMu Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A6
2.48%	10/25/35	[3]	310,000	225,833
WaMu Mortgage Pass-Through Certificates, Series 2005-AR14, Class 2A1
5.15%	12/25/35	[3]	17,790,284	14,636,013
WaMu Mortgage Pass-Through Certificates, Series 2005-AR16, Class 1A4A
2.53%	12/25/35	[3]	380,000	258,560
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A
0.60%	01/25/45	[3]	3,977,185	3,152,558
WaMu Mortgage Pass-Through Certificates, Series 2006-AR7, Class 3A1B
2.78%	07/25/46	[3]	3,084,846	1,295,788
WaMu Mortgage Pass-Through Certificates, Series 2007-HY5, Class 2A5
5.60%	05/25/37	[3]	40,160,180	23,664,177
WaMu Mortgage Pass-Through Certificates, Series 2007-OA3, Class 2A
0.99%	04/25/47	[3]	221,872	118,634

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 51

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A
0.99%	05/25/47	[3]	$601,241	$328,877
WaMu Mortgage Pass-Through Certificates, Series 2007-OA6, Class 1A
1.03%	07/25/47	[3]	441,363	247,471
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-3, Class 2A3
0.84%	05/25/35	[3]	11,771,025	7,832,299
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB13
0.79%	06/25/35	[3]	17,807,207	12,051,615
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR2, Class A1A
1.16%	04/25/46	[3]	13,633,383	6,310,518
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A
1.19%	05/25/46	[3]	34,074,621	15,931,930
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR7, Class A1A
1.14%	09/25/46	[3]	14,451,286	4,920,482
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR9, Class 2A
1.05%	11/25/46	[3]	65,873,988	25,769,133
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-1, Class 2A1
6.00%	01/25/22		1,603,042	1,519,542
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA1, Class 2A
0.95%	12/25/46	[3]	12,986,968	4,829,586
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA2, Class 2A
0.92%	01/25/47	[3]	33,246,808	13,142,613
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA3, Class 2A
0.97%	02/25/47	[3]	57,785,329	22,507,310
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A1
0.98%	04/25/47	[3]	23,276,521	12,583,750
Washington Mutual Asset-Backed Certificates, Series 2006-HE2, Class A4
0.53%	05/25/36	[3]	23,665,000	7,504,704

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Washington Mutual Asset-Backed Certificates, Series 2006-HE3, Class 2A3
0.45%	08/25/36	[3]	$16,858,000	$5,181,102
Washington Mutual Asset-Backed Certificates, Series 2006-HE5, Class 2A2
0.47%	10/25/36	[3]	10,000,000	2,821,220
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HE2, Class 2A3
0.54%	04/25/37	[3]	15,260,000	5,734,143
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA1, Class A1A
0.92%	02/25/47	[3]	427,871	215,879
Washington Mutual MSC Mortgage Pass-Through CTFS, Series 2002-AR1, Class 1A1
2.66%	11/25/30	[3]	989,073	870,281
Wells Fargo Home Equity Trust, Series 2004-2, Class AI6
5.00%	05/25/34	[3]	13,085,000	13,425,660
Wells Fargo Home Equity Trust, Series 2005-3, Class AII3
0.63%	11/25/35	[3]	20,017,008	19,615,225
Wells Fargo Home Equity Trust, Series 2006-1, Class A3
0.44%	05/25/36	[3]	8,261,340	8,095,548
Wells Fargo Home Equity Trust, Series 2007-2, Class A1
0.38%	04/25/37	[3]	6,070,251	5,869,043
Wells Fargo Mortgage Backed Securities Trust, Series 2003-17, Class 2A10
5.50%	01/25/34		18,971,851	20,026,971
Wells Fargo Mortgage Backed Securities Trust, Series 2004-L, Class A8
4.76%	07/25/34	[3]	1,740,000	1,713,811

				2,901,781,570

U.S. Agency Mortgage-Backed — 31.57%
Fannie Mae (TBA)
3.00%	01/25/27		513,490,000	530,258,632
Fannie Mae Pool 190375
5.50%	11/01/36		11,194,841	12,215,016
Fannie Mae Pool 233672
2.62%	09/01/23	[3]	18,589	19,642
Fannie Mae Pool 254232
6.50%	03/01/22		82,640	92,018
Fannie Mae Pool 254868
5.00%	09/01/33		29,237,020	31,622,696
Fannie Mae Pool 308798
2.50%	04/01/25	[3]	5,403	5,716
Fannie Mae Pool 312155
2.30%	03/01/25	[3]	14,885	14,924

See accompanying notes to Schedule of Portfolio Investments.

52 / N-Q Report December 2011

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 313182
7.50%	10/01/26		$9,426	$11,076
Fannie Mae Pool 384569
6.20%	01/01/12		100,000	99,692
Fannie Mae Pool 384762
6.00%	02/01/12		152,420	152,909
Fannie Mae Pool 467243
4.55%	01/01/21		2,730,067	3,076,915
Fannie Mae Pool 545191
7.00%	09/01/31		12,337	13,930
Fannie Mae Pool 545831
6.50%	08/01/17		50,159	55,127
Fannie Mae Pool 555284
7.50%	10/01/17		6,431	7,144
Fannie Mae Pool 613142
7.00%	11/01/31		60,273	69,130
Fannie Mae Pool 625666
7.00%	01/01/32		30,134	35,067
Fannie Mae Pool 633698
7.50%	02/01/31		46,901	56,047
Fannie Mae Pool 637093
8.50%	03/01/32		13,718	15,023
Fannie Mae Pool 642322
2.42%	05/01/32	[3]	1,207	1,276
Fannie Mae Pool 646884
1.92%	05/01/32	[3]	8,267	8,375
Fannie Mae Pool 655928
7.00%	08/01/32		505,344	588,064
Fannie Mae Pool 725027
5.00%	11/01/33		32,882,674	35,512,002
Fannie Mae Pool 725232
5.00%	03/01/34		76,496	82,738
Fannie Mae Pool 725257
5.50%	02/01/34		6,362,746	6,964,448
Fannie Mae Pool 730957
5.00%	08/01/33		10,240,798	11,061,262
Fannie Mae Pool 734922
4.50%	09/01/33		11,765,181	12,658,362
Fannie Mae Pool 735207
7.00%	04/01/34		63,141	71,575
Fannie Mae Pool 735224
5.50%	02/01/35		33,412,029	36,529,922
Fannie Mae Pool 735646
4.50%	07/01/20		9,330,975	9,988,260
Fannie Mae Pool 735651
4.50%	06/01/35		36,660,220	39,099,677
Fannie Mae Pool 735686
6.50%	12/01/22		261,453	291,120

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 740297
5.50%	10/01/33		$20,205	$22,091
Fannie Mae Pool 741862
5.50%	09/01/33		28,570	31,379
Fannie Mae Pool 745592
5.00%	01/01/21		45,131	48,753
Fannie Mae Pool 770284
5.00%	04/01/34		4,316,581	4,661,739
Fannie Mae Pool 770332
5.00%	04/01/34		17,130,577	18,500,353
Fannie Mae Pool 817611
5.28%	11/01/35	[3]	3,389,787	3,644,448
Fannie Mae Pool 839109
5.22%	11/01/35	[3]	14,371	15,456
Fannie Mae Pool 841031
5.28%	11/01/35	[3]	319,336	343,933
Fannie Mae Pool 844773
5.20%	12/01/35	[3]	55,192	59,396
Fannie Mae Pool 888412
7.00%	04/01/37		4,655,450	5,272,720
Fannie Mae Pool 888430
5.00%	11/01/33		26,322,743	28,427,533
Fannie Mae Pool 889117
5.00%	10/01/35		131,149,793	141,636,649
Fannie Mae Pool 889125
5.00%	12/01/21		27,851,031	30,050,827
Fannie Mae Pool 889184
5.50%	09/01/36		29,761,598	32,538,845
Fannie Mae Pool 895606
5.71%	06/01/36	[3]	128,168	139,490
Fannie Mae Pool 908408
5.53%	04/01/37	[3]	11,960,985	12,845,403
Fannie Mae Pool 918445
5.82%	05/01/37	[3]	386,893	421,109
Fannie Mae Pool 933033
6.50%	10/01/37		9,143,739	10,048,469
Fannie Mae Pool AB1613
4.00%	10/01/40		110,619,371	117,178,757
Fannie Mae Pool AB1803
4.00%	11/01/40		108,036,259	114,678,804
Fannie Mae Pool AB1960
4.00%	12/01/40		66,136,357	69,603,351
Fannie Mae Pool AB2051
3.50%	01/01/26		153,300,002	162,132,718
Fannie Mae Pool AB2127
3.50%	01/01/26		92,939,799	97,888,118
Fannie Mae Pool AB3679
3.50%	10/01/41		35,775,741	36,842,305

See accompanying notes to Schedule of Portfolio Investments.

NQ Report December 2011 / 53

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AB3864
3.50%	11/01/41	$28,347,440	$29,192,548
Fannie Mae Pool AB3866
3.50%	11/01/41	105,416,651	108,607,971
Fannie Mae Pool AB4044
3.50%	12/01/41	44,051,013	45,364,283
Fannie Mae Pool AB4045
3.50%	12/01/41	28,832,275	29,750,177
Fannie Mae Pool AD0791
4.76%	02/01/20	19,358,243	21,843,665
Fannie Mae Pool AD0849
4.25%	02/01/20	30,195,175	33,338,824
Fannie Mae Pool AE0482
5.50%	01/01/38	69,126,631	75,302,121
Fannie Mae Pool AE0600
3.97%	11/01/20	42,271,248	46,180,592
Fannie Mae Pool AE0605
4.67%	07/01/20	33,545,209	37,778,132
Fannie Mae Pool AE0918
3.66%	10/01/20	6,394,130	6,875,804
Fannie Mae Pool AH3429
3.50%	01/01/26	77,582,301	81,955,398
Fannie Mae Pool AH3780
4.00%	02/01/41	42,266,508	44,865,238
Fannie Mae Pool AH4793
4.00%	02/01/41	122,391,989	128,808,010
Fannie Mae Pool AH4815
3.50%	02/01/26	27,743	29,062
Fannie Mae Pool AJ1404
4.00%	09/01/41	79,257,230	83,866,533
Fannie Mae Pool AL0209
4.50%	05/01/41	71,336,847	77,367,037
Fannie Mae Pool AL0290
4.45%	04/01/21	33,882,814	37,921,389
Fannie Mae Pool AL0600
4.30%	07/01/21	5,110,434	5,689,810
Fannie Mae Pool AL0834
4.06%	10/01/21	40,761,615	44,599,794
Fannie Mae Pool FN0001
3.76%	12/01/20	24,634,948	26,757,630
Fannie Mae Pool FN0010
3.84%	09/01/20	356,182	390,139
Fannie Mae Whole Loan, Series 2003-W2, Class 2A9
5.90%	07/25/42	70,415	78,525
Fannie Mae, Series 1988-28, Class H
9.05%	12/25/18	2,088	2,364
Fannie Mae, Series 1989-27, Class Y
6.90%	06/25/19	950	1,030

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae, Series 1991-65, Class Z
6.50%	06/25/21		$19,808	$21,904
Fannie Mae, Series 1992-123, Class Z
7.50%	07/25/22		3,147	3,803
Fannie Mae, Series 1993-132, Class D (PO)
0.00%	10/25/22	[9]	158,097	149,476
Fannie Mae, Series 1993-199, Class SD (IO)
0.88%	10/25/23	[3]	430,900	8,154
Fannie Mae, Series 1993-29, Class PK
7.00%	03/25/23		65,211	73,003
Fannie Mae, Series 1994-55, Class H
7.00%	03/25/24		76,110	87,193
Fannie Mae, Series 1997-34, Class SA
6.75%	10/25/23	[3]	17,366	20,524
Fannie Mae, Series 1999-11, Class Z
5.50%	03/25/29		280,226	308,807
Fannie Mae, Series 2001-52, Class YZ
6.50%	10/25/31		221,328	257,938
Fannie Mae, Series 2003-106, Class WG
4.50%	11/25/23		32,004,000	35,264,206
Fannie Mae, Series 2005-104, Class NI (IO)
6.41%	03/25/35	[3]	87,028,644	13,127,235
Fannie Mae, Series 2005-117, Class LC
5.50%	11/25/35		72,525,034	79,331,624
Fannie Mae, Series 2005-92, Class US (IO)
5.81%	10/25/25	[3]	34,987,370	4,794,018
Fannie Mae, Series 2006-10, Class YD
6.50%	03/25/36		21	21
Fannie Mae, Series 2006-18, Class PD
5.50%	08/25/34		1,165,000	1,279,436
Fannie Mae, Series 2006-4, Class WE
4.50%	02/25/36		400,000	457,281
Fannie Mae, Series 2006-80, Class PG
6.00%	06/25/35		23,300,000	25,612,481
Fannie Mae, Series 2007-34, Class SB (IO)
5.82%	04/25/37	[3]	37,519,801	5,572,441
Fannie Mae, Series 2008-24, Class NA
6.75%	06/25/37		14,513,116	16,116,768
Fannie Mae, Series 2010-17, Class SB (IO)
6.06%	03/25/40	[3]	44,797,549	6,719,028
Fannie Mae, Series 2010-43, Class KS (IO)
6.13%	05/25/40	[3]	85,873,502	13,323,811
Fannie Mae, Series 2010-99, Class NI (IO)
6.00%	09/25/40		78,249,433	13,982,540
Fannie Mae, Series 2011-101, Class HE
4.00%	10/25/41		10,100,000	10,997,822
Fannie Mae, Series 2011-111, Class DB
4.00%	11/25/41		24,977,334	25,629,924

See accompanying notes to Schedule of Portfolio Investments.

54 / N-Q Report December 2011

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae, Series G92-36, Class Z
7.00%	07/25/22	$608	$669
Fannie Mae, Series G93-21, Class Z
7.20%	05/25/23	11,740	13,257
Freddie Mac Gold Pool A14189
4.00%	10/01/33	182,771	193,085
Freddie Mac Gold Pool A24156
6.50%	10/01/31	1,257,794	1,441,398
Freddie Mac Gold Pool A25162
5.50%	05/01/34	13,217,557	14,363,251
Freddie Mac Gold Pool A39012
5.50%	06/01/35	71,416	77,851
Freddie Mac Gold Pool A54856
5.00%	01/01/34	18,651,077	20,082,622
Freddie Mac Gold Pool A61164
5.00%	04/01/36	192,763	207,552
Freddie Mac Gold Pool A93991
4.50%	09/01/40	102,485,949	110,828,951
Freddie Mac Gold Pool A95822
4.00%	12/01/40	150,220,715	158,453,516
Freddie Mac Gold Pool A97038
4.00%	02/01/41	38,264,465	40,199,212
Freddie Mac Gold Pool C01492
5.00%	02/01/33	5,174,492	5,575,516
Freddie Mac Gold Pool C46104
6.50%	09/01/29	77,914	89,287
Freddie Mac Gold Pool C55789
7.50%	10/01/27	31,477	37,334
Freddie Mac Gold Pool C90573
6.50%	08/01/22	289,580	323,208
Freddie Mac Gold Pool E02402
6.00%	10/01/22	87,678	95,976
Freddie Mac Gold Pool G00992
7.00%	11/01/28	4,449	5,179
Freddie Mac Gold Pool G01515
5.00%	02/01/33	5,656,489	6,094,868
Freddie Mac Gold Pool G01601
4.00%	09/01/33	814,986	860,977
Freddie Mac Gold Pool G01611
4.00%	09/01/33	217,913	230,210
Freddie Mac Gold Pool G01673
5.50%	04/01/34	2,062,078	2,288,979
Freddie Mac Gold Pool G02579
5.00%	12/01/34	8,629,125	9,291,445
Freddie Mac Gold Pool G02884
6.00%	04/01/37	24,339,100	26,796,779
Freddie Mac Gold Pool G02955
5.50%	03/01/37	18,341,863	20,023,440

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G03357
5.50%	08/01/37	$7,893,639	$8,622,259
Freddie Mac Gold Pool G03676
5.50%	12/01/37	18,519,671	20,263,848
Freddie Mac Gold Pool G03783
5.50%	01/01/38	9,160,166	10,022,868
Freddie Mac Gold Pool G03985
6.00%	03/01/38	117,353	129,277
Freddie Mac Gold Pool G04053
5.50%	03/01/38	94,883	104,641
Freddie Mac Gold Pool G04079
5.50%	03/01/38	37,342,615	40,859,531
Freddie Mac Gold Pool G04438
5.50%	05/01/38	36,070,204	39,779,944
Freddie Mac Gold Pool G04703
5.50%	08/01/38	46,278,090	50,260,537
Freddie Mac Gold Pool G04706
5.50%	09/01/38	714,659	783,529
Freddie Mac Gold Pool G05866
4.50%	02/01/40	59,903,168	64,841,251
Freddie Mac Gold Pool G06242
4.50%	09/01/40	135,296,479	146,310,465
Freddie Mac Gold Pool G06257
4.50%	02/01/41	120,341,492	130,261,774
Freddie Mac Gold Pool G06354
4.00%	04/01/41	146,013,557	153,396,367
Freddie Mac Gold Pool G06498
4.00%	04/01/41	69,749,855	73,276,582
Freddie Mac Gold Pool G06499
4.00%	03/01/41	33,872,153	35,783,608
Freddie Mac Gold Pool G06500
4.00%	04/01/41	98,783,277	104,296,021
Freddie Mac Gold Pool G06620
4.50%	07/01/41	89,372,958	94,830,294
Freddie Mac Gold Pool G11707
6.00%	03/01/20	2,957,707	3,219,170
Freddie Mac Gold Pool G12393
5.50%	10/01/21	22,771,108	24,637,271
Freddie Mac Gold Pool G12399
6.00%	09/01/21	12,554	13,680
Freddie Mac Gold Pool G12824
6.00%	08/01/22	7,982,719	8,616,660
Freddie Mac Gold Pool G12909
6.00%	11/01/22	21,256,552	22,977,835
Freddie Mac Gold Pool G13032
6.00%	09/01/22	5,299,547	5,720,406
Freddie Mac Gold Pool G13058
4.50%	10/01/20	17,036,185	18,172,505

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 55

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool H00790
5.50%	05/01/37		$272,303	$294,548
Freddie Mac Gold Pool H05069
5.50%	05/01/37		20,290,809	21,834,020
Freddie Mac Gold Pool H09082
6.50%	09/01/37		91,165	99,744
Freddie Mac Gold Pool J13884
3.50%	12/01/25		178,001,716	186,975,432
Freddie Mac Gold Pool Q02640
4.50%	08/01/41		86,238,313	91,506,939
Freddie Mac Gold Pool Q04090
4.00%	10/01/41		44,631,793	47,252,165
Freddie Mac Gold Pool Q04091
4.00%	10/01/41		218,107,738	230,163,294
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, Class A2
3.97%	01/25/21	[3]	22,640,000	25,041,572
Freddie Mac Non Gold Pool 1B1928
2.50%	08/01/34	[3]	10,656	11,252
Freddie Mac Non Gold Pool 1B3413
5.93%	05/01/37	[3]	23,060	24,982
Freddie Mac Non Gold Pool 1J0045
5.09%	01/01/36	[3]	156,418	166,733
Freddie Mac Non Gold Pool 781415
2.48%	04/01/34	[3]	3,693,624	3,882,876
Freddie Mac Non Gold Pool 781469
2.48%	04/01/34	[3]	2,953,825	3,124,281
Freddie Mac Non Gold Pool 781817
2.36%	08/01/34	[3]	57,611	60,629
Freddie Mac Non Gold Pool 788498
2.65%	02/01/30	[3]	301,140	316,025
Freddie Mac Non Gold Pool 847288
2.56%	05/01/34	[3]	4,562,823	4,806,763
Freddie Mac, Series 1004, Class H
7.95%	10/15/20		578	643
Freddie Mac, Series 1073, Class G
7.00%	05/15/21		2,797	3,115
Freddie Mac, Series 1107, Class ZC
6.50%	07/15/21		11,026	12,187
Freddie Mac, Series 165, Class K
6.50%	09/15/21		397	432
Freddie Mac, Series 1980, Class Z
7.00%	07/15/27		322,427	369,404
Freddie Mac, Series 1983, Class Z
6.50%	12/15/23		187,747	210,564
Freddie Mac, Series 2043, Class CJ
6.50%	04/15/28		43,754	50,149

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac, Series 2098, Class TZ
6.00%	01/15/28		$981,451	$1,036,279
Freddie Mac, Series 2209, Class TC
8.00%	01/15/30		210,682	240,304
Freddie Mac, Series 2433, Class SA
20.20%	02/15/32	[3]	11,678	16,502
Freddie Mac, Series 2481, Class AW
6.50%	08/15/32		220,604	249,157
Freddie Mac, Series 2642, Class BW (IO)
5.00%	06/15/23		53,332	5,314
Freddie Mac, Series 2929, Class PE
5.00%	05/15/33		1,585,000	1,683,103
Freddie Mac, Series 2971, Class AB
5.00%	05/15/20		9,109	9,970
Freddie Mac, Series 3063, Class YG
5.50%	11/15/35		8,794,000	10,329,097
Freddie Mac, Series 3067, Class SI (IO)
6.37%	11/15/35	[3]	58,604,428	9,375,513
Freddie Mac, Series 3210, Class PD
6.00%	08/15/35		360,000	404,626
Freddie Mac, Series 3345, Class FP
0.48%	11/15/36	[3]	39,541,243	39,462,662
Freddie Mac, Series 3345, Class PF
0.46%	05/15/36	[3]	37,726,873	37,646,187
Freddie Mac, Series 3707, Class EI (IO)
5.00%	12/15/38		76,850,885	12,028,370
Freddie Mac, Series 3752, Class XL
4.50%	11/15/40		66,277,000	71,706,869
Freddie Mac, Series 3904, Class JB
4.50%	08/15/41		18,155,000	20,029,380
Freddie Mac, Series 3925, Class LB
4.50%	09/15/41		9,215,000	10,222,939
Freddie Mac, Series 3928, Class JD
4.00%	09/15/41		32,095,702	34,148,973
Ginnie Mae I Pool 782817
4.50%	11/15/39		68,683,180	75,562,226
Ginnie Mae II Pool 2631
7.00%	08/20/28		7,354	8,428
Ginnie Mae II Pool 80968
1.62%	07/20/34	[3]	46,382	47,744
Ginnie Mae II Pool 81267
1.75%	03/20/35	[3]	16,234	16,817
Ginnie Mae II Pool 8631
2.38%	05/20/25	[3]	14,424	14,933
Ginnie Mae II Pool 8644
2.50%	06/20/25	[3]	23,233	24,072
Ginnie Mae, Series 2000-22, Class SG (IO)
10.52%	05/16/30	[3]	887,958	167,665

See accompanying notes to Schedule of Portfolio Investments.

56 / N-Q Report December 2011

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2003-28, Class LI (IO)
5.50%	02/20/32		$689,437	$22,735
Ginnie Mae, Series 2003-86, Class ZK
5.00%	10/20/33		22,846,100	25,216,383
Ginnie Mae, Series 2005-78, Class ZA
5.00%	10/16/35		21,220,415	24,200,231
Ginnie Mae, Series 2007-35, Class PY (IO)
6.47%	06/16/37	[3]	76,216,559	14,501,986
Ginnie Mae, Series 2009-106, Class SD (IO)
5.96%	03/20/36	[3]	72,101,616	11,008,215
Ginnie Mae, Series 2009-106, Class XI (IO)
6.52%	05/20/37	[3]	205,383,722	36,537,353
Ginnie Mae, Series 2010-4, Class SM (IO)
5.52%	01/16/40	[3]	65,267,612	7,620,105
Ginnie Mae, Series 2010-6, Class BS (IO)
6.22%	09/16/39	[3]	37,440,225	4,584,863
NCUA Guaranteed Notes, Series 2010-R1,
Class 1A
0.72%	10/07/20	[3]	50,262,076	50,316,861
NCUA Guaranteed Notes, Series 2010-R3,
Class 1A
0.83%	12/08/20	[3]	56,619,759	56,832,083
NCUA Guaranteed Notes, Series 2010-R3,
Class 2A
0.83%	12/08/20	[3]	47,302,519	47,494,567
NCUA Guaranteed Notes, Series 2011-C1,
Class 2A
0.80%	03/09/21	[3]	7,643,241	7,656,388

				5,538,807,479

Total Mortgage-Backed (Cost $9,447,880,482)				9,581,915,556

MUNICIPAL BONDS — 1.33%*
California — 0.75%
Los Angeles Department of Water & Power,
Build America Bonds
6.57%	07/01/45		40,650,000	51,647,451
Los Angeles Department of Water & Power,
Build America Bonds, Series SY
6.01%	07/01/39		350,000	411,075
State of California, Build America Bonds
6.65%	03/01/22		5,215,000	6,044,967
7.30%	10/01/39		31,325,000	37,070,945
7.55%	04/01/39		11,831,000	14,477,831
7.60%	11/01/40		6,235,000	7,704,652
State of California, Build America Bonds,
Various Purpose
7.50%	04/01/34		3,885,000	4,665,302

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS (continued)
California (continued)
State of California, Taxable, Various Purpose
5.50%	03/01/16		$8,450,000	$9,370,290

				131,392,513

Illinois — 0.46%
State of Illinois, Build America Bonds
7.35%	07/01/35		8,910,000	9,837,709
State of Illinois, Taxable Bonds
4.07%	01/01/14		1,425,000	1,465,926
5.10%	06/01/33		29,200,000	26,532,288
5.66%	03/01/18		4,140,000	4,410,259
5.88%	03/01/19		35,000,000	37,718,450

				79,964,632

New Jersey — 0.11%
New Jersey State Turnpike Authority A, Build
America Bonds, Taxable
7.10%	01/01/41		10,550,000	14,454,133
New Jersey State Turnpike Authority, Build
America Bonds, Series A
7.41%	01/01/40		3,855,000	5,531,848

				19,985,981

New York — 0.01%
City of New York, Build America Bonds
5.82%	10/01/31		220,000	242,231
City of New York, Build America Bonds,
Series F1
6.65%	12/01/31		250,000	288,400
New York City Municipal Water Finance
Authority, Build America Bonds
6.49%	06/15/42		400,000	450,336
Port Authority of New York & New Jersey,
Taxable, Consolidated Bonds
5.65%	11/01/40		530,000	602,075

				1,583,042

Texas — 0.00%
County of Harris TX, Prerefunded, Flood
Control Bonds, Series B
5.25%	10/01/20		7,000	7,575

Total Municipal Bonds (Cost $201,125,323)				232,933,743

FOREIGN GOVERNMENT OBLIGATIONS — 0.59%
Foreign Sovereign — 0.59%
Japan Treasury Discount Bill, Series 241
(Japan)
0.00%	03/12/12	[9]	8,000,000,000	103,918,514

Total Foreign Government Obligations (Cost $102,611,471)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 57

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
U.S. AGENCY SECURITIES — 2.34%
U.S. Agency Securities — 2.34%
Fannie Mae
0.65%	11/29/13		$16,785,000	$16,807,608

Freddie Mac
0.21%	10/12/12	[3]	228,905,000	229,020,826
0.37%	11/18/13	[3]	50,000,000	50,126,104
0.60%	10/25/13		66,650,000	66,660,457
0.70%	11/04/13		30,315,000	30,335,068
1.10%	08/08/14		16,900,000	16,945,917

				393,088,372

Total U.S. Agency Securities (Cost $409,547,655)				409,895,980

U.S. TREASURY SECURITIES — 12.45%
U.S. Treasury Bonds — 3.81%
U.S. Treasury Bonds
2.12%	02/15/41	[10]	119,820,000	167,371,221
4.38%	05/15/41		385,042,000	501,276,554

				668,647,775

U.S. Treasury Notes — 8.64%
U.S. Treasury Notes
1.00%	10/31/16		100,000,000	100,972,660
2.12%	08/15/21		847,045,000	868,618,177
U.S. Treasury Notes — Treasury Inflation
Indexed Notes
3.00%	07/15/12		424,725,000	546,663,963

				1,516,254,800

Total U.S. Treasury Securities (Cost $2,083,388,001)				2,184,902,575

Total Bonds – 100.32% (Cost $17,247,843,999)				17,598,463,900

SHORT-TERM INVESTMENTS — 3.55%
Commercial Paper — 0.14%
National Australia Bank Ltd. (Australia)
0.27%[11]	01/23/12	[2,4]	25,000,000	24,998,665

Money Market Fund — 2.36%
BlackRock Liquidity Funds TempFund
Portfolio
0.09%[12]			174,418,000	174,418,000
DWS Money Market Series-Institutional
0.08%[12]			3,424,000	3,424,000
Fidelity Institutional Money Market Funds -
Prime Money Market Portfolio
0.11%[12]			34,786,000	34,786,000
Goldman Sachs Financial Square Funds -
Prime Obligations Fund
0.10%[12,13]			184,675,000	184,675,000

Issues	Maturity Date	Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money Market Fund (continued)
JPMorgan Prime Money Market Fund
0.10%[12]		$16,761,000	$16,761,000

			414,064,000

U.S. Agency Discount Notes — 1.05%
Federal Home Loan Bank
0.06%[11]	04/27/12	22,300,000	22,299,286
0.06%[11]	05/18/12	103,000,000	102,996,086
0.07%[11]	05/02/12	25,000,000	24,999,175
0.08%[11]	04/18/12	21,000,000	20,999,391
Freddie Mac
0.06%[11]	05/29/12	12,800,000	12,799,475

			184,093,413

Total Short-Term Investments (Cost $623,120,728)			623,156,078

Total Investments – 103.87% (Cost $17,870,964,727)[1]			18,221,619,978

Liabilities in Excess of Other
Assets – (3.87)%			(678,785,091)

NET ASSETS – 100.00%			$17,542,834,887

Currency Purchased	Currency Sold	Unrealized (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
Forward currency contract to sell Japanese Yen on 03/12/12 at 77.7209999
Counterparty: Barclays Capital, Inc.
USD 102,930,000	JPY 7,999,822,530	$(1,142,598)

Net unrealized depreciation		$(1,142,598)

Expiration Date	Notional Amount (000’s)	(Depreciation)	Value
SWAPS: INTEREST RATE
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.93% quarterly.
Counterparty: Morgan Stanley
05/15/41	$19,040	$(5,383,884)	$(5,383,884)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.93% quarterly.
Counterparty: Barclays Capital, Inc.
05/15/41	46,945	(13,293,332)	(13,293,332)

	$65,985	$(18,677,216)	$(18,677,216)

See accompanying notes to Schedule of Portfolio Investments.

58 / N-Q Report December 2011

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Expiration Date	Premiums Paid	Notional Amount (000’s) [b]	Apprec- iation	Value

SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Deutsche Bank AG

09/20/16	$223,958	$5,510	$104,822	$328,780

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Goldman Sachs Group, Inc.

09/20/16	233,713	5,750	109,388	343,101

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Goldman Sachs Group, Inc., 6.60%, due 01/15/12. Counterparty: Deutsche Bank AG

09/20/16	678,603	9,800	242,840	921,443

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Goldman Sachs Group, Inc., 6.60%, due 01/15/12. Counterparty: JPMorgan Chase & Co.

09/20/16	1,689,584	24,400	604,621	2,294,205

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: Citigroup, Inc.

09/20/16	14,052	6,875	259,051	273,103

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: CS First Boston

09/20/16	20,399	5,000	178,222	198,621

	$2,860,309	$57,335	$1,498,944	$4,359,253

Expiration Date	Premiums Paid	Notional Amount (000’s)[b]	Apprec- iation/ (Deprec- iation)	Value[c]

SWAPS: CREDIT DEFAULT (PURCHASED) - TRADED INDICES

The Fund pays a fixed rate equal to 0.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AA 1, due 10/12/52. Counterparty: Citigroup, Inc.

10/12/52	$182,891	$1,430	$280,483	$463,374

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Bank of America Corp.

10/12/52	914,695	1,630	(612,998)	301,697

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Bank of America Corp.

10/12/52	7,936,814	13,830	(5,377,019)	2,559,795

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Bank of America Corp.

10/12/52	11,653,509	20,450	(7,868,418)	3,785,091

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Bank of America Corp.

10/12/52	6,728,783	28,590	(1,437,060)	5,291,723

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.

10/12/52	1,263,888	15,430	1,592,051	2,855,939

Expiration Date	Premiums Paid	Notional Amount (000’s)[b]	Apprec- iation/ (Deprec- iation)	Value[c]

SWAPS: CREDIT DEFAULT (PURCHASED) - TRADED INDICES (continued)

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.

10/12/52	$1,968,475	$21,425	$1,997,078	$3,965,553

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.

10/12/52	2,661,641	4,870	(1,760,253)	901,388

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.

10/12/52	761,701	1,325	(516,457)	245,244

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: CS First Boston

10/12/52	459,534	805	(310,537)	148,997

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: CS First Boston

10/12/52	3,244,339	5,745	(2,180,997)	1,063,342

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: CS First Boston

10/12/52	22,133	95	(4,549)	17,584

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: JPMorgan Chase & Co.

10/12/52	68,593	960	109,093	177,686

	$37,866,996	$116,585	$(16,089,583)	$21,777,413

Expiration Date	Credit Rating[a]	Premiums (Received)	Notional Amount (000’s)[b]	(Depre- ciation)	Value[c]

SWAPS: CREDIT DEFAULT (WRITTEN) - SINGLE ISSUES

The Fund receives a fixed rate equal to 1.00% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the Japanese Government Bond, 2.00%, due 03/21/22. Counterparty: Goldman Sachs Group, Inc.

03/20/16	A-	$(19,780)	$10,000	$(97,655)	$(117,435)

The Fund receives a fixed rate equal to 1.00% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the Japanese Government Bond, 2.00%, due 03/21/22. Counterparty: Morgan Stanley

03/20/16	A-	(134,414)	50,000	(452,761)	(587,175)

The Fund receives a fixed rate equal to 0.25% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the French Republic Bond, 4.25% due 04/25/19 Counterparty: Barclays Capital, Inc.

09/20/16	A	(1,321,912)	25,000	(693,353)	(2,015,265)

The Fund receives a fixed rate equal to 0.25% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the French Republic Bond, 4.25% due 04/25/19 Counterparty: Morgan Stanley

09/20/16	A-	(2,644,667)	50,000	(1,385,863)	(4,030,530)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 59

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Expira- tion Date	Credit Rating[a]	Premiums (Received)	Notional Amount (000’s)[b]	(Depre- ciation)	Value[c]

SWAPS: CREDIT DEFAULT (WRITTEN) - SINGLE ISSUES (continued)

The Fund receives a fixed rate equal to 0.25% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the French Republic Bond, 4.25% due 04/25/19 Counterparty: Morgan Stanley

09/20/16	A-	$(3,170,441)	$50,000	$(860,089)	$(4,030,530)

The Fund receives a fixed rate equal to 0.25% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the French Republic Bond, 4.25% due 04/25/19 Counterparty: Barclays Capital, Inc.

12/20/16	A	(2,898,141)	35,000	(117,471)	(3,015,612)

		$(10,189,355)	$220,000	$(3,607,192)	$(13,796,547)

Expiration Date	Premiums (Received)	Notional Amount (000’s)[b]	Apprec- iation/ (Deprec- iation)	Value[c]

SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 16, due 06/20/16. Counterparty: CS First Boston

06/20/16	$(1,435,094)	$24,500	$360,515	$(1,074,579)

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 16, due 06/20/16. Counterparty: JPMorgan Chase & Co.

06/20/16	(1,790,935)	24,500	716,356	(1,074,579)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 01/25/38. Counterparty: Barclays Capital, Inc.

08/25/37	(8,967,010)	14,108	(357,337)	(9,324,347)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 01/25/38. Counterparty: Barclays Capital, Inc.

08/25/37	(9,198,682)	14,108	(125,665)	(9,324,347)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 01/25/38. Counterparty: Barclays Capital, Inc.

08/25/37	(6,161,573)	9,406	(54,658)	(6,216,231)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 01/25/38. Counterparty: Barclays Capital, Inc.

08/25/37	(31,488,453)	47,028	407,298	(31,081,155)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 01/25/38. Counterparty: JPMorgan Chase & Co.

08/25/37	(14,945,018)	23,514	(595,560)	(15,540,578)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 01/25/38. Counterparty: Morgan Stanley

08/25/37	(9,242,360)	14,108	(81,987)	(9,324,347)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 01/25/38. Counterparty: Morgan Stanley

08/25/37	(15,705,782)	23,514	165,322	(15,540,460)

Expiration Date	Premiums (Received)	Notional Amount (000’s)[b]	Apprec- iation/ (Deprec- iation)	Value[c]

SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES (continued)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.

01/25/38	$(12,931,046)	$21,485	$(1,431,792)	$(14,362,838)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

01/25/38	(6,550,518)	10,259	(307,414)	(6,857,932)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

01/25/38	(6,356,022)	9,678	(113,725)	(6,469,747)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Goldman Sachs Group, Inc.

01/25/38	(14,405,570)	24,195	(1,768,796)	(16,174,366)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Goldman Sachs Group, Inc.

01/25/38	(14,377,543)	24,195	(1,796,824)	(16,174,367)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Morgan Stanley

01/25/38	(6,156,606)	9,678	(313,141)	(6,469,747)

	$(159,712,212)	$294,276	$(5,297,408)	$(165,009,620)

Expiration Date	Premiums (Received)	Notional Amount (000’s)[b]	Apprec- iation	Value[c]
SWAPTION: RATE FLOOR INFLATION
The Fund received a fixed payment equal to $735,540 and the Fund will pay to the counterparty a floating rate based on the Consumer Price Indexes-Urban at expiration of the swaption 11/23/20. Counterparty: Citigroup, Inc.
11/23/20	$(735,540)	$63,960	$447,720	$(287,820)

	$(735,540)	$63,960	$447,720	$(287,820)

[a]	Using Standard & Poor’s rating of the issuer.

[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period-end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes to Schedule of Portfolio Investments.

60 / N-Q Report December 2011

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Notes:

[1]	Cost for federal income tax purposes is $17,873,251,621 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$755,802,940
Gross unrealized depreciation	(407,434,583)

Net unrealized appreciation	$348,368,357

[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[3]	Floating rate security. The rate disclosed was in effect at December 31, 2011.
[4]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2011, was $1,859,664,209, representing 10.60% of total net assets.

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $41,532,764, which is 0.24% of total net assets.
[6]	Security is currently in default with regard to scheduled interest or principal payments.
[7]	Non-income producing security.
[8]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
10/05/10	Caesars Entertainment Operating Co., Inc., Term Loan B1, 3.42%, 01/28/15	$1,813,525	$1,742,222	0.01%
06/24/10	Caesars Entertainment Operating Co., Inc., Term Loan B2, 3.37%, 01/28/15	40,420,343	39,028,399	0.22%
06/27/07	Cengage Learning Acquisitions, Inc., Term Loan B, 2.55%, 07/03/14	1,908,124	1,639,719	0.01%
11/03/11	Chrysler Group LLC, Term Loan 1, 6.00%, 05/25/17	44,715,016	45,681,433	0.26%
04/15/11	Delta Air Lines, Inc., Term Loan B, 5.49%, 04/20/17	3,436,221	3,308,375	0.02%
10/10/07	HCA, Inc., Term Loan B3, 3.55%, 05/01/18	20,636,309	19,855,125	0.12%
12/17/10	Intelsat Jackson Holdings, Term Loan B, 5.26%, 04/02/18	15,851,132	15,886,839	0.09%
09/02/10	Kelson Holdings LLC 2nd Lien (PIK), 7.08%, 03/08/14	184,060	176,611	0.00%

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
10/31/07	Texas Competitive Electric Holdings Co. LLC Term Loan EXT 1L, 4.78%, 10/10/17	$3,120,651	$2,082,431	0.01%

		$132,085,381	$129,401,154	0.74%

9	Zero coupon bond. The rate shown is the effective yield as of December 31, 2011.
[10]	Inflation protected security. Principal amount reflects original security face amount.
[11]	Represents annualized yield at date of purchase.
[12]	Represents the current yield as of December 31, 2011.
[13]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $184,676,000.
†	Fair valued security. The aggregate value of fair valued securities is $33,657,802, which is 0.19% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These classifications are unaudited.

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term Note

(PIK): Payment in kind

(PO): Principal only

(STEP): Step coupon bond

(TBA): To be announced

(WI): When issued

(YCD): Yankee Certificate of Deposit

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 61

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 88.80%
CORPORATES — 77.46%*
Automotive — 2.83%
Chrysler Group LLC/CG Co-Issuer, Inc.
8.25%	06/15/21	[2]	$4,100,000	$3,751,500
Cooper Standard Automotive, Inc.
8.50%	05/01/18		9,900,000	10,370,250
Goodyear Tire & Rubber Co.
8.25%	08/15/20		20,110,000	22,020,450
8.75%	08/15/20		2,500,000	2,768,750
Tenneco, Inc.
6.88%	12/15/20		9,595,000	9,882,850
8.12%	11/15/15		1,125,000	1,170,000
UCI International, Inc. (WI)
8.62%	02/15/19		4,777,000	4,657,575
Visteon Corp.
6.75%	04/15/19	[2]	2,600,000	2,548,000

				57,169,375

Banking — 3.72%
Ally Financial, Inc.
2.73%	12/01/14	[3]	2,553,000	2,219,920
8.30%	02/12/15		3,250,000	3,436,875
Ally Financial, Inc., Series 8
6.75%	12/01/14		3,450,000	3,484,500
Bank of America Corp.
5.62%	10/14/16		2,500,000	2,389,715
5.62%	07/01/20		14,370,000	13,295,857
7.38%	05/15/14		2,900,000	3,016,673
Bank of America Corp. (MTN)
5.00%	05/13/21		14,735,000	13,445,540
Bank of America N.A. (BKNT)
0.85%	06/15/17	[3]	2,000,000	1,452,272
BankAmerica Institutional Capital B
7.70%	12/31/26	[2]	3,000,000	2,677,500
Chase Capital III, Series C
1.08%	03/01/27	[3]	3,000,000	2,072,556
Chase Capital VI
1.05%	08/01/28	[3]	4,000,000	2,715,882
Credit Suisse AG/Guernsey, Series 1 (Switzerland)
1.15%	05/29/49	[3,4]	6,695,000	4,453,179
First Chicago NBD Institutional Capital I
0.98%	02/01/27	[3]	5,290,000	3,786,721
Provident Funding Associates LP/PFG Finance Corp.
10.25%	04/15/17	[2]	17,795,000	16,727,300

				75,174,490

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications — 13.64%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%	01/15/19		$16,310,000	$17,084,725
7.25%	10/30/17		5,000,000	5,300,000
7.88%	04/30/18		2,400,000	2,571,000
CCO Holdings LLC/CCO Holdings Capital Corp. (WI)
8.12%	04/30/20		7,002,000	7,702,200
Cengage Learning Acquisitions, Inc.
10.50%	01/15/15	[2]	12,357,000	8,927,933
Cequel Communications Holdings I LLC and Cequel Capital Corp.
8.62%	11/15/17	[2]	27,150,000	28,914,750
Clearwire Communications LLC/Clearwire Finance, Inc.
8.25%	12/01/40	[2]	4,650,000	2,885,790
12.00%	12/01/15	[2]	4,500,000	4,275,000
Cricket Communications, Inc. (WI)
7.75%	05/15/16		5,785,000	6,001,937
Frontier Communications Corp. (WI)
7.88%	04/15/15		6,220,000	6,328,850
GCI, Inc. (WI)
8.62%	11/15/19		8,660,000	9,233,725
Intelsat Jackson Holdings SA (Luxembourg)
7.25%	04/01/19	[2,4]	1,400,000	1,435,000
Intelsat Jackson Holdings SA (PIK) (Luxembourg)
8.50%	11/01/19	[4]	16,185,000	17,237,025
Intelsat Luxembourg SA (PIK) (Luxembourg)
11.50%	02/04/17	[2,4]	8,655,000	8,135,700
Intelsat Luxembourg SA (PIK) (WI) (Luxembourg)
11.25%	02/04/17	[4]	4,000,000	3,880,000
11.50%	02/04/17	[4]	14,148,018	13,688,207
iPCS, Inc. (PIK)
3.68%	05/01/14		8,675,000	7,677,375
Level 3 Financing, Inc.
4.20%	02/15/15	[3]	17,800,000	16,020,000
8.75%	02/15/17		11,365,000	11,563,887
McClatchy Co.
11.50%	02/15/17		17,405,000	16,926,363
ProQuest LLC/ProQuest Notes Co.
9.00%	10/15/18	[2]	3,000,000	2,445,000
Sprint Nextel Corp.
6.00%	12/01/16		5,595,000	4,671,825
9.00%	11/15/18	[2]	26,854,000	28,297,403
Univision Communications, Inc.
6.88%	05/15/19	[2]	4,900,000	4,728,500
7.88%	11/01/20	[2]	2,000,000	2,050,000

See accompanying notes to Schedule of Portfolio Investments.

62 / N-Q Report December 2011

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Visant Corp.
10.00%	10/01/17		$15,075,000	$13,869,000
Windstream Corp.
7.75%	10/15/20		1,700,000	1,765,875
7.88%	11/01/17		14,575,000	15,850,313
Windstream Corp. (WI)
8.12%	09/01/18		5,545,000	5,967,806

				275,435,189

Consumer Discretionary — 2.81%
American Achievement Corp.
10.88%	04/15/16	[2]	8,000,000	6,200,000
CHS/Community Health Systems, Inc.
8.00%	11/15/19	[2]	4,270,000	4,334,050
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
7.12%	04/15/19	[2]	9,000,000	9,180,000
7.88%	08/15/19	[2]	9,150,000	9,607,500
9.00%	04/15/19	[2]	15,750,000	15,041,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand)
6.88%	02/15/21	[2,4]	4,000,000	4,000,000
8.25%	02/15/21	[2,4]	5,920,000	5,268,800
Spectrum Brands Holdings, Inc.
9.50%	06/15/18	[2]	2,815,000	3,089,463

				56,721,063

Electric — 9.18%
AES Red Oak LLC, Series A (PIK)
8.54%	11/30/19		2,274,203	2,353,800
Calpine Construction Finance Co. LP and CCFC Finance Corp.
8.00%	06/01/16	[2]	7,190,000	7,801,150
Coso Geothermal Power Holdings
7.00%	07/15/26	[2]	6,414,055	4,658,086
Dynegy Holdings, Inc.
7.50%	06/01/15	[5,6]	8,350,000	5,552,750
Dynegy Roseton/Danskammer Pass-Through Trust, Series B
7.67%	11/08/16	[5,6]	20,346,000	12,105,870
Edison Mission Energy
7.00%	05/15/17		42,010,000	27,516,550
7.20%	05/15/19		5,890,000	3,710,700
Energy Future Holdings Corp., Series Q
6.50%	11/15/24		9,600,000	4,320,000
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
10.00%	12/01/20		5,781,000	6,127,860
FPL Energy National Wind Portfolio LLC
6.12%	03/25/19	[2]	3,837,630	3,778,162

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
GenOn Americas Generation LLC
8.50%	10/01/21		$27,415,000	$25,701,563
9.12%	05/01/31		6,400,000	5,824,000
GenOn REMA LLC, Series B
9.24%	07/02/17		2,060,114	2,065,264
Indiantown Cogeneration LP, Series A-10
9.77%	12/15/20		1,276,595	1,318,085
Mirant Mid Atlantic Pass-Through Trust, Series B
9.12%	06/30/17		3,577,224	3,693,484
Mirant Mid Atlantic Pass-Through Trust, Series C
10.06%	12/30/28		7,097,735	7,346,156
NRG Energy, Inc.
7.38%	01/15/17		150,000	156,000
7.62%	01/15/18		33,570,000	33,737,850
7.62%	05/15/19	[2]	1,680,000	1,646,400
7.88%	05/15/21	[2]	14,000,000	13,650,000
PNM Resources, Inc.
9.25%	05/15/15		7,525,000	8,352,750
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.50%	10/01/20	[2]	4,575,000	3,905,906

				185,322,386

Energy — 13.33%
Alpha Appalachia Holdings, Inc.
3.25%	08/01/15		14,930,000	13,866,237
Alpha Natural Resources, Inc.
2.38%	04/15/15		6,170,000	5,768,950
Alta Mesa Holdings/Alta Mesa Finance Services Corp. (WI)
9.62%	10/15/18		6,050,000	5,898,750
Arch Coal, Inc.
7.00%	06/15/19	[2]	7,150,000	7,364,500
7.25%	10/01/20		1,250,000	1,284,375
Arch Coal, Inc. (WI)
8.75%	08/01/16		3,780,000	4,115,475
Chaparral Energy, Inc.
8.88%	02/01/17		27,094,000	27,906,820
9.88%	10/01/20		3,750,000	3,993,750
Chesapeake Energy Corp.
2.25%	12/15/38		24,910,000	20,533,014
2.50%	05/15/37		6,250,000	5,601,563
Linn Energy LLC/Linn Energy Finance Corp.
6.50%	05/15/19	[2]	9,660,000	9,563,400
Milagro Oil & Gas (WI)
10.50%	05/15/16		12,000,000	8,460,000
Parker Drilling Co.
9.12%	04/01/18		12,674,000	13,402,755

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 63

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Penn Virginia Corp.
10.38%	06/15/16		$5,250,000	$5,617,500
Quicksilver Resources, Inc.
8.25%	08/01/15		18,425,000	19,162,000
9.12%	08/15/19		1,260,000	1,321,425
11.75%	01/01/16		7,700,000	8,778,000
Sabine Pass LNG LP
7.25%	11/30/13		20,650,000	20,959,750
7.50%	11/30/16		28,080,000	28,360,800
SandRidge Energy, Inc.
7.50%	03/15/21		1,000,000	997,500
8.00%	06/01/18	[2]	9,350,000	9,361,687
Southern Union Co.
3.45%	11/01/66	[3]	48,797,000	45,747,187
Tesoro Corp.
9.75%	06/01/19		1,000,000	1,127,500

				269,192,938

Entertainment — 1.46%
Live Nation Entertainment, Inc.
8.12%	05/15/18	[2]	3,150,000	3,173,625
Pinnacle Entertainment, Inc. (WI)
8.62%	08/01/17		2,600,000	2,762,500
Regal Cinemas Corp.
8.62%	07/15/19		15,300,000	16,466,625
Regal Entertainment Group
9.12%	08/15/18		6,500,000	7,003,750

				29,406,500

Finance — 5.58%
Alta Wind Holdings LLC
7.00%	06/30/35	[2]	2,361,331	2,617,802
Astoria Depositor Corp.
8.14%	05/01/21	[2]	7,000,000	6,160,000
Barnett Capital III
1.05%	02/01/27	[3]	6,265,000	4,540,051
Bumble Bee Acquisition Corp.
9.00%	12/15/17	[2]	8,752,000	8,795,760
Capital One Capital V
10.25%	08/15/39		3,875,000	4,044,531
Chase Capital II, Series B
0.93%	02/01/27	[3]	11,790,000	8,253,000
CIT Group, Inc.
6.62%	04/01/18	[2]	9,650,000	9,933,469
7.00%	05/01/15	[2]	18,360,000	18,405,900
7.00%	05/02/16	[2]	11,190,000	11,217,975
Citigroup, Inc.
1.06%	08/25/36	[3]	9,460,000	6,312,724

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Community Choice Financial, Inc.
10.75%	05/01/19	[2]	$3,280,000	$3,263,600
General Electric Capital Corp. (MTN)
0.94%	08/15/36	[3]	10,480,000	7,865,911
International Lease Finance Corp.
7.12%	09/01/18	[2]	4,885,000	5,080,400
JPMorgan Chase Capital XIII, Series M
1.53%	09/30/34	[3]	5,917,000	4,201,070
JPMorgan Chase Capital XXI, Series U
1.38%	02/02/37	[3]	4,750,000	3,397,224
ZFS Finance USA Trust II
6.45%	12/15/65	[2,3]	9,450,000	8,646,750

				112,736,167

Food — 1.10%
JBS USA LLC/JBS USA Finance, Inc.
7.25%	06/01/21	[2]	15,775,000	14,828,500
11.62%	05/01/14		6,500,000	7,385,625

				22,214,125

Gaming — 2.05%
Boyd Gaming Corp.
7.12%	02/01/16		5,250,000	4,567,500
CityCenter Holdings LLC/CityCenter Finance Corp.
7.62%	01/15/16	[2]	10,150,000	10,403,750
Marina District Finance Co., Inc.
9.50%	10/15/15		26,600,000	25,004,000
MGM Resorts International
9.00%	03/15/20		1,350,000	1,495,125

				41,470,375

Health Care — 7.37%
Accellent, Inc.
8.38%	02/01/17		22,728,000	22,387,080
Alere, Inc.
7.88%	02/01/16		1,000,000	1,007,500
9.00%	05/15/16		4,779,000	4,850,685
CHS/Community Health Systems, Inc.
8.88%	07/15/15		8,961,000	9,308,239
ConvaTec Healthcare E SA (Luxembourg)
10.50%	12/15/18	[2,4]	7,000,000	6,230,000
HCA, Inc.
6.50%	02/15/20		20,000	20,800
7.25%	09/15/20		4,520,000	4,791,200
7.50%	12/15/23		3,965,000	3,568,500
8.00%	10/01/18		4,200,000	4,452,000
HCA, Inc. (WI)
7.88%	02/15/20		17,000,000	18,445,000

See accompanying notes to Schedule of Portfolio Investments.

64 / N-Q Report December 2011

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
8.50%	04/15/19		$13,339,000	$14,606,205
Tenet Healthcare Corp.
6.88%	11/15/31		23,302,000	19,107,640
10.00%	05/01/18		7,450,000	8,548,875
Universal Health Services, Inc.
7.00%	10/01/18		8,250,000	8,487,187
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
7.75%	02/01/19		11,145,000	10,601,681
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. (WI)
8.00%	02/01/18		12,280,000	12,172,550
Vanguard Health Systems, Inc.
0.00%	02/01/16	[7]	160,000	103,000

				148,688,142

Homebuilding — 0.19%
Shea Homes LP/Shea Homes Funding Corp.
8.62%	05/15/19	[2]	4,000,000	3,750,000

Industrials — 4.55%
American Reprographics Co.
10.50%	12/15/16		12,000,000	10,740,000
Ardagh Packaging Finance Plc (Ireland)
9.12%	10/15/20	[2,4]	17,445,000	17,357,775
Berry Plastics Corp.
5.15%	02/15/15	[3]	5,470,000	5,428,975
8.25%	11/15/15		3,250,000	3,477,500
BWAY Holding Co.
10.00%	06/15/18		2,255,000	2,412,850
BWAY Parent Co., Inc. (PIK)
10.12%	11/01/15		11,411,316	11,126,033
Casella Waste Systems, Inc. (WI)
7.75%	02/15/19		3,300,000	3,246,375
Maxim Crane Works LP
12.25%	04/15/15	[2]	12,775,000	11,561,375
Packaging Dynamics Corp.
8.75%	02/01/16	[2]	9,780,000	9,816,675
Reddy Ice Corp. (WI)
11.25%	03/15/15		7,450,000	7,030,937
Solo Cup Co./Solo Cup Operating Corp.
10.50%	11/01/13		9,635,000	9,743,394

				91,941,889

Information Technology — 0.28%
First Data Corp.
7.38%	06/15/19	[2]	655,000	613,244
8.88%	08/15/20	[2]	3,500,000	3,517,500

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Information Technology (continued)
Windstream Corp.
7.50%	06/01/22	[2]	$1,600,000	$1,608,000

				5,738,744

Insurance — 0.33%
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[2,3]	7,250,000	6,578,201

Materials — 1.40%
FMG Resources August 2006 Pty Ltd. (Australia)
7.00%	11/01/15	[2,4]	5,525,000	5,552,625
8.25%	11/01/19	[2,4]	4,000,000	4,030,000
NewPage Corp.
6.50%	05/01/12	[5,6]	3,000,000	210,000
10.00%	05/01/12	[5,6]	20,533,000	1,539,977
Sappi Papier Holding GmbH (Austria)
6.62%	04/15/21	[2,4]	14,310,000	12,342,375
Verso Paper Holdings LLC/Verso Paper, Inc.
8.75%	02/01/19		2,495,000	1,546,900
Verso Paper Holdings LLC/Verso Paper, Inc., Series B
4.18%	08/01/14	[3]	4,992,000	3,070,080

				28,291,957

Retail — 1.16%
Sears Holdings Corp.
6.62%	10/15/18		30,650,000	23,447,250

Services — 1.55%
Mobile Mini, Inc.
6.88%	05/01/15		7,900,000	7,988,875
Mobile Mini, Inc. (WI)
7.88%	12/01/20		1,250,000	1,262,500
Neff Rental LLC/Neff Finance Corp.
9.62%	05/15/16	[2]	11,500,000	10,235,000
Service Corp. International/US
7.00%	05/15/19		570,000	602,775
Stonemor Operating LLC/Cornerstone Family Services of WV/Osiris Holding
10.25%	12/01/17		11,925,000	11,090,250

				31,179,400

Transportation — 4.93%
ACL I Corp. (PIK)
10.62%	02/15/16	[2]	12,619,088	10,284,556
Air Canada (Canada)
9.25%	08/01/15	[2,4]	19,505,000	16,871,825
American Airlines, Inc.
7.50%	03/15/16	[2,5,6]	29,925,000	21,546,000

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 65

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Commercial Barge Line Co. (WI)
12.50%	07/15/17		$2,975,000	$3,220,437
Continental Airlines Pass-Through Trust, Series 2007, Class 1B
6.90%	04/19/22		4,799,646	4,631,658
Continental Airlines Pass-Through Trust, Series 2009, Class 1
9.00%	07/08/16		1,550,508	1,705,559
Continental Airlines, Inc.
6.75%	09/15/15	[2]	3,250,000	3,111,875
Delta Air Lines Pass-Through Trust, Series 2002, Class G1
6.72%	01/02/23		16,192,164	16,070,723
Delta Air Lines Pass-Through Trust, Series 2009, Class B1
9.75%	12/17/16		1,383,557	1,440,629
Florida East Coast Railway Corp. (WI)
8.12%	02/01/17		3,750,000	3,721,875
JetBlue Airways Pass-Through Trust, Series 2004, Class G1
0.83%	08/15/16	[3]	1,809,462	1,611,390
RailAmerica, Inc.
9.25%	07/01/17		7,829,000	8,592,327
United Air Lines, Inc.
9.88%	08/01/13	[2]	4,329,000	4,420,991
US Airways Pass-Through Trust, Series 2010-1, Class A
6.25%	04/22/23		2,419,307	2,249,955

				99,479,800

Total Corporates (Cost $1,621,835,623)				1,563,937,991

BANK LOANS — 7.78%*
Automotive — 1.10%
Chrysler Group LLC, Term Loan 1
6.00%	05/25/17	[3,8]	23,387,487	22,188,879

Communications — 0.81%
Cengage Learning Acquisitions, Inc., Term Loan B
2.55%	07/03/14	[3,8]	5,720,130	4,897,861
Dex Media West LLC, Term Loan
7.25%	10/24/14	[3,8]	1,706,436	958,804
Intelsat Jackson Holdings, Term Loan B
5.26%	04/02/18	[3,8]	1,990,000	1,985,855
Univision Communications, Inc., 1st Lien Strip
4.55%	03/31/17	[3,8]	9,422,494	8,436,081

				16,278,601

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Electric — 1.84%
Boston Generating LLC, Term Loan 1st Lien
0.01%	12/20/13	[3,8]	$254,344	$64,858
Entegra Holdings LLC
6.58%	10/19/15	[3]	20,536,799	12,236,503
Texas Competitive Electric Holdings Co. LLC Term Loan EXT 1L
4.78%	10/10/17	[3,8]	39,022,569	24,844,382

				37,145,743

Energy — 1.50%
MACH Gen LLC, Term Loan 2nd Lien (PIK)
8.03%	02/15/15	[3,8]	41,961,560	30,247,277

Finance — 0.07%
Kelson Holdings LLC 2nd Lien (PIK)
7.08%	03/08/14	[3,8]	1,563,716	1,492,697

Gaming — 2.00%
Caesars Entertainment Operating Co., Inc., Term Loan B1
3.42%	01/28/15	[3,8]	3,000,000	2,613,333
Caesars Entertainment Operating Co., Inc., Term Loan B2
3.37%	01/28/15	[3,8]	38,500,000	33,577,505
Caesars Entertainment Operating Co., Inc., Term Loan B3
3.42%	01/28/15	[3]	4,907,900	4,269,107

				40,459,945

Information Technology — 0.20%
First Data Corp., Term Loan
4.29%	03/24/18	[3,8]	4,428,192	3,725,216
First Data Corp., Term Loan B1
3.04%	09/24/14	[3,8]	471,249	426,808

				4,152,024

Transportation — 0.26%
Delta Air Lines, Inc., Term Loan B
5.49%	04/20/17	[3,8]	5,472,500	5,198,875

Total Bank Loans (Cost $174,531,709)				157,164,041

MORTGAGE-BACKED — 0.44%**

Non-Agency Mortgage-Backed — 0.44%
BHN I Mortgage Fund, Series 2000-1, Class AF (Argentina)
8.00%	01/31/20	2,4,9,†	2,890	29
Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC4, Class A2B
0.43%	05/25/37	[3]	4,900,000	2,703,188

See accompanying notes to Schedule of Portfolio Investments.

66 / N-Q Report December 2011

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Asset-Backed Certificates, Series 2007-13, Class 2A1
1.19%	10/25/47	[3]	$562,403	$365,934
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB6, Class A23
0.44%	07/25/36	[3]	3,777,328	2,324,625
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB8, Class A2B
0.40%	10/25/36	[3]	3,800,000	3,230,665
Home Equity Asset Trust, Series 2007-1, Class 2A1
0.35%	05/25/37	[3]	70,159	68,785
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR2, Class A2
0.52%	02/25/37	[3]	382,888	122,455

				8,815,681

U.S. Agency Mortgage-Backed — 0.00%
Fannie Mae, Series 1993-225, Class SG
26.20%	12/25/13	[3]	20,667	24,079
Ginnie Mae, Series 2003-28, Class LI (IO)
5.50%	02/20/32		11,769	388

				24,467

Total Mortgage-Backed (Cost $6,271,396)				8,840,148

U.S. AGENCY SECURITIES — 3.05%
U.S. Agency Securities — 3.05%
Fannie Mae
0.36%	06/23/14	[3]	20,660,000	20,667,759
0.65%	11/29/13		20,405,000	20,432,483

				41,100,242

Freddie Mac
0.37%	11/18/13	[3]	20,420,000	20,471,501

Total U.S. Agency Securities (Cost $61,460,510)				61,571,743

MUNICIPAL BONDS — 0.07%*
New York — 0.07%
New York City Industrial Development Agency
11.00%	03/01/29	[2]	1,067,000	1,354,002

Total Municipal Bonds (Cost $1,311,215)

				Value
Total Bonds — 88.80% (Cost $1,865,410,453)				$1,792,867,925

Issues	Maturity Date		Principal Amount	Value
PREFERRED STOCK — 0.72%
Finance — 0.72%
Citigroup Capital XIII
0.05%			$556,100	14,491,966

Total Preferred Stock (Cost $15,159,327)

SHORT-TERM INVESTMENTS — 10.05%
Money Market Fund — 2.36%
BlackRock Liquidity Funds TempFund Portfolio
0.09%[10]			18,535,000	18,535,000
DWS Money Market Series-Institutional
0.08%[10]			2,161,000	2,161,000
Fidelity Institutional Money Market Funds - Prime Money Market Portfolio
0.11%[10]			16,219,000	16,219,000
Goldman Sachs Financial Square Funds - Prime Obligations Fund
0.10%[10,11]			8,650,000	8,650,000
JPMorgan Prime Money Market Fund
0.10%[10]			2,022,000	2,022,000

				47,587,000

U.S. Agency Discount Notes — 7.56%
Federal Home Loan Bank
0.06%[12]	05/18/12		20,000,000	19,999,240
0.06%[12]	06/01/12		14,000,000	13,998,838
0.07%[12]	05/11/12		10,000,000	9,999,640
0.09%[12]	04/09/12		20,957,000	20,956,434
Freddie Mac
0.06%[12]	05/29/12		5,000,000	4,999,795
0.09%[12]	04/16/12		82,700,000	82,697,602

				152,651,549

U.S. Treasury Bills — 0.13%
U.S. Treasury Bills
0.00%[12]	02/23/12	[13]	2,565,000	2,564,973

Total Short-Term Investments (Cost $202,772,504)				202,803,522

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 67

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Value

Total Investments – 99.57% (Cost $2,083,342,284)[1]	$2,010,163,413

Cash and Other Assets, Less
Liabilities – 0.43%	8,765,490

Net Assets – 100.00%	$2,018,928,903

Contracts		Unrealized (Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
800	U.S. Treasury 30 Year Long Bond, Expiration March 2012	$(1,362,860)

	Net unrealized depreciation	$(1,362,860)

Expiration Date	Premiums Paid	Notional Amount (000’s)[a]	Appreciation	Value

SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Deutsche Bank AG
09/20/16	$12,194	$300	$5,707	$17,901

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Goldman Sachs Group, Inc.
09/20/16	11,991	295	5,612	17,603

	$24,185	$595	$11,319	$35,504

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[a]	Appreciation/ (Depreciation)	Value[b]

SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES
The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 16, due 06/20/16. Counterparty: CS First Boston

06/20/16	$2,722	$4,900	$(217,638)	$(214,916)

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 16, due 06/20/16. Counterparty: CS First Boston

06/20/16	(2,744)	4,900	(212,172)	(214,916)

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 16, due 06/20/16. Counterparty: CS First Boston

06/20/16	(280,916)	9,800	(148,916)	(429,832)

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 16, due 06/20/16. Counterparty: CS First Boston

06/20/16	(1,435,094)	24,500	360,515	(1,074,579)

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[a]	Appreciation/ (Depreciation)	Value[b]

SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES (continued)
The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 16, due 06/20/16. Counterparty: JPMorgan Chase & Co.

06/20/16	$(2,744)	$4,900	$(212,172)	$(214,916)

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 16, due 06/20/16. Counterparty: JPMorgan Chase & Co.

06/20/16	58,045	4,900	(272,961)	(214,916)

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 16, due 06/20/16. Counterparty: Morgan Stanley

06/20/16	(575,010)	9,800	145,179	(429,831)

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 17, due 12/20/16. Counterparty: Barclays Capital, Inc.

12/20/16	(1,742,481)	24,500	68,742	(1,673,739)

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 17, due 12/20/16. Counterparty: JPMorgan Chase & Co.

12/20/16	(2,086,778)	24,500	413,039	(1,673,739)

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 17, due 12/20/16. Counterparty: JPMorgan Chase & Co.

12/20/16	(1,977,698)	24,500	303,959	(1,673,739)

	$(8,042,698)	$137,200	$227,575	$(7,815,123)

[a]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[b]

The values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period-end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for federal income tax purposes is $2,083,819,285 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$36,619,184
Gross unrealized depreciation	(110,275,056)

Net unrealized depreciation	$(73,655,872)

[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2011, was $489,559,309, representing 24.25% of total net assets.

[3]	Floating rate security. The rate disclosed was in effect at December 31, 2011.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]	Security is currently in default with regard to scheduled interest or principal payments.

See accompanying notes to Schedule of Portfolio Investments.

68 / N-Q Report December 2011

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

[6]	Non-income producing security.

[7]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2011.

[8]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
12/08/09	Boston Generating LLC, Term Loan 1st Lien, 0.01%, 12/20/13	$214,955	$64,858	0.00%
10/05/10	Caesars Entertainment Operating Co., Inc., Term Loan B1, 3.42%, 01/28/15	2,720,288	2,613,333	0.13%
10/09/09	Caesars Entertainment Operating Co., Inc., Term Loan B2, 3.37%, 01/28/15	35,148,690	33,577,505	1.66%
07/29/11	Cengage Learning Acquisitions, Inc., Term Loan B, 2.55%, 07/03/14	5,019,087	4,897,861	0.24%
05/19/11	Chrysler Group LLC, Term Loan 1, 6.00%, 05/25/17	22,794,825	22,188,879	1.10%
04/15/11	Delta Air Lines, Inc., Term Loan B, 5.49%, 04/20/17	5,399,776	5,198,875	0.26%
05/29/09	Dex Media West LLC, Term Loan, 7.25%, 10/24/14	1,590,890	958,804	0.05%
01/28/09	First Data Corp., Term Loan, 4.29%, 03/24/18	3,754,908	3,725,216	0.18%
05/21/10	First Data Corp., Term Loan B1, 3.04%, 09/24/14	422,998	426,808	0.02%
12/17/10	Intelsat Jackson Holdings, Term Loan B, 5.26%, 04/02/18	1,981,392	1,985,855	0.10%
01/11/11	Kelson Holdings LLC 2nd Lien (PIK), 7.08%, 03/08/14	1,505,052	1,492,697	0.07%
01/08/09	MACH Gen LLC, Term Loan 2nd Lien (PIK), 8.03%, 02/15/15	34,503,223	30,247,277	1.50%
06/11/09	Texas Competitive Electric Holdings Co. LLC Term Loan EXT 1L, 4.78%, 10/10/17	32,100,804	24,844,382	1.23%
09/27/10	Univision Communications, Inc., 1st Lien Strip, 4.55%, 03/31/17	8,648,978	8,436,081	0.42%

		$155,805,866	$140,658,431	6.96%

[9]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $29, which is 0.00% of total net assets.

[10]	Represents the current yield as of December 31, 2011.

[11]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $8,650,000.

[12]	Represents annualized yield at date of purchase.

[13]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $2,564,949.

†

Fair valued security. The aggregate value of fair valued securities is $29, which is 0.00% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These classifications are unaudited.

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(MTN): Medium-term note

(PIK): Payment in kind

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 69

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS — 91.71%
ASSET-BACKED SECURITIES — 5.36%**
Brazos Higher Education Authority, Series 2005-3, Class A16
0.77%	06/25/26	[2]	$150,000	$136,464
GE Seaco Finance SRL, Series 2005-1A, Class A (Barbados)
0.54%	11/17/20	[2,3,4]	78,333	75,433
Nelnet Education Loan Funding, Inc., Series 2004-1A, Class B1
1.50%	02/25/36	[2,4]	150,000	102,000
Northstar Education Finance, Inc., Student Loan Asset Backed Notes, Series 2007-1
1.18%	01/29/46	[2]	135,000	123,619
SLM Student Loan Trust, Series 2003-11, Class A6
0.84%	12/15/25	[2,4]	250,000	232,666
TAL Advantage LLC 2006-1 NOTE
0.48%	04/20/21	[2,4]	60,667	56,091
Triton Container Finance LLC, Series 2006-1A NOTE
0.46%	11/26/21	[2,4]	24,583	22,517

Total Asset-Backed Securities (Cost $741,160)				748,790

CORPORATES — 29.75%*
Banking — 2.31%
Bank of America N.A. (BKNT)
6.10%	06/15/17		100,000	94,197
Chase Capital VI
1.05%	08/01/28	[2]	50,000	33,948
Sberbank of Russia Via SB Capital S.A. (Luxembourg)
5.72%	06/16/21	[3]	200,000	194,500

				322,645

Communications — 3.46%
Charter Communications Operating LLC/Charter Communications Operating Capital
10.88%	09/15/14	[4]	100,000	107,875
CSC Holdings LLC
8.50%	04/15/14		100,000	111,125
Intelsat Jackson Holdings SA (PIK) (Luxembourg)
9.50%	06/15/16	[3]	50,000	52,375
Nextel Communications, Inc., Series E
6.88%	10/31/13		75,000	75,000
Sprint Nextel Corp.
9.00%	11/15/18	[4]	130,000	136,987

				483,362

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary — 1.35%
American Airlines, Series 2011-1, Class A Pass-Through Trust
5.25%	01/31/21		$74,889	$70,489
JetBlue Airways, Series 2004-1, Class G-2 Pass-Through Trust
0.97%	03/15/14	[2]	130,000	117,601

				188,090

Electric — 4.44%
Calpine Construction Finance Co. LP and CCFC Finance Corp.
8.00%	06/01/16	[4]	75,000	81,375
Cia. Energetica de Sao Paulo, Series REGS (Brazil)
9.75%	01/15/15	[3]	250,000	200,000
NRG Energy, Inc.
7.62%	01/15/18		80,000	80,400
Perusahaan Listrik Negara PT (Indonesia)
5.50%	11/22/21	[3,4]	200,000	206,000
Public Service Co. of New Mexico
5.35%	10/01/21		50,000	51,815

				619,590

Energy — 3.51%
Abu Dhabi National Energy Co. (United Arab Emirates)
5.88%	12/13/21	[3,4]	200,000	210,000
Arch Coal, Inc.
7.00%	06/15/19	[4]	25,000	25,750
Sabine Pass LNG LP
7.25%	11/30/13		100,000	101,500
Tennessee Gas Pipeline Co.
8.00%	02/01/16		75,000	88,904
Tucson Electric Power Co.
5.15%	11/15/21		60,000	63,823

				489,977

Finance — 6.87%
Banco do Brasil S.A. (Brazil)
5.88%	01/26/22	[3,4]	200,000	202,000
BanColombia S.A. (Colombia)
5.95%	06/03/21	[3]	100,000	101,500
Chase Capital II, Series B
0.93%	02/01/27	[2]	110,000	77,000
CIT Group, Inc.
7.00%	05/02/16	[4]	100,000	100,250
Citigroup, Inc.
2.16%	05/15/18	[2]	125,000	107,668
General Electric Capital Corp. (MTN)
0.82%	05/05/26	[2]	135,000	97,471

See accompanying notes to Schedule of Portfolio Investments.

70 / N-Q Report December 2011

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
4.65%	10/17/21		$70,000	$73,196
JPMorgan Chase Capital XXI, Series U
1.38%	02/02/37	[2]	50,000	35,760
Reckson Operating Partnership LP
5.00%	08/15/18		75,000	72,403
ZFS Finance USA Trust II
6.45%	12/15/65	[2,4]	100,000	91,500

				958,748

Health Care — 0.76%
HCA, Inc.
7.25%	09/15/20		100,000	106,000

Materials — 3.29%
ALROSA Finance S.A., Series REGS (Luxembourg)
7.75%	11/03/20		200,000	200,000
Southern Copper Corp.
6.75%	04/16/40		100,000	102,094
Vedanta Resources PLC (United Kingdom)
8.25%	06/07/21	[3,4]	200,000	157,000

				459,094

Real Estate Investment Trust (REIT) — 2.02%
Country Garden Holdings Co. Ltd. (China)
11.12%	02/23/18	[3,4]	200,000	176,000
HCP, Inc.
5.62%	05/01/17		100,000	106,268

				282,268

Transportation — 1.74%
Continental Airlines Pass-Through Trust 1999-1 A
6.54%	08/02/20		113,587	118,486
Delta Air Lines Pass-Through Trust, Series 2002, Class G1
6.72%	01/02/23		85,764	85,120
JetBlue Airways Pass-Through Trust, Series 2004, Class G2
0.91%	11/15/16	[2]	50,000	40,250

				243,856

Total Corporates (Cost $4,030,437)				4,153,630

MORTGAGE-BACKED — 44.93%**
Commercial Mortgage-Backed — 10.71%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-5, Class A4
5.12%	10/10/45	[2]	50,000	55,141

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Bank of America Commercial Mortgage, Inc. 2005-6 A4
5.19%	09/10/47	[2]	$65,000	$72,073
Bear Stearns Commercial Mortgage Securities, Series 2002-PBW1, Class A2
4.72%	11/11/35	[2]	43,454	43,924
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4
5.20%	12/11/38		50,000	55,112
Citigroup Commercial Mortgage Trust 2006-C4 A3
5.73%	03/15/49	[2]	45,000	50,559
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4
5.32%	12/11/49		70,000	74,530
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4
5.89%	11/15/44	[2]	65,000	72,327
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-CK2, Class A4
4.80%	03/15/36		50,000	51,368
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4
5.10%	08/15/38	[2]	65,000	71,184
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class A4
5.23%	12/15/40	[2]	45,000	49,397
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4
4.11%	07/05/35		47,805	49,050
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4
5.20%	12/15/44	[2]	60,000	66,520
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4
5.44%	06/12/47		50,000	53,794
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4
5.29%	01/12/44	[2]	55,000	60,746
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3
5.17%	12/12/49	[2]	55,000	59,420
Morgan Stanley Capital I, Series 2006-IQ11, Class A4
5.73%	10/15/42	[2]	60,000	66,934
Morgan Stanley Capital I, Series 2006-IQ12, Class A4
5.33%	12/15/43		100,000	110,337
Morgan Stanley Capital I, Series 2006-T23, Class A4
5.81%	08/12/41	[2]	45,000	51,936

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 71

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Spirit Master Funding LLC, Series 2005-1, Class A1
5.05%	07/20/23	[4]	$155,048	$136,636
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A
5.11%	07/15/42	[2]	64,988	65,580
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A7
5.12%	07/15/42	[2]	65,000	71,531
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4
5.20%	10/15/44	[2]	40,000	43,886
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%	11/15/44		60,000	62,758

				1,494,743

Non-Agency Mortgage-Backed — 24.89%
Banc of America Funding Corp., Series 2006-G, Class 2A1
0.50%	07/20/36	[2]	113,709	82,470
Bear Stearns Alt-A Trust, Series 2005-7, Class 25A1
5.39%	09/25/35	[2]	179,422	112,977
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1
0.47%	10/25/36	[2]	371,431	198,238
Bear Stearns Mortgage Funding Trust, Series 2007-AR3, Class 1A1
0.43%	03/25/37	[2]	234,878	126,061
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 1A1
0.55%	11/25/35	[2]	190,185	93,392
Countrywide Alternative Loan Trust, Series 2006-OC8, Class 2A3
0.54%	11/25/36	[2]	1,070,632	108,864
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-4, Class 4A1
0.58%	02/25/35	[2]	134,700	81,357
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2 (STEP)
5.72%	01/25/37		349,713	126,668
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-OA2, Class A1
0.99%	04/25/47	[2]	257,704	148,656
Equifirst Loan Securitization Trust, Series 2007-1, Class A2B
0.48%	04/25/37	[2]	330,000	117,188
Fremont Home Loan Trust, Series 2006-2, Class 2A3
0.46%	02/25/36	[2]	300,000	154,083

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
HSBC Asset Loan Obligation, Series 2007-AR1, Class 2A1
3.33%	01/25/37	[2]	$353,283	$179,253
HSBC Home Equity Loan Trust, Series 2007-3, Class APT
1.48%	11/20/36	[2]	166,087	147,917
Indymac Index Mortgage Loan Trust, Series 2006-AR3, Class 2A1A
2.72%	03/25/36	[2]	172,130	80,947
Indymac Index Mortgage Loan Trust, Series 2006-AR39, Class A1
0.47%	02/25/37	[2]	162,837	75,725
Indymac Index Mortgage Loan Trust, Series 2006-AR7, Class 3A1
2.82%	05/25/36	[2]	391,897	203,411
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1
2.70%	08/25/35	[2]	252,413	173,791
JPMorgan Mortgage Trust, Series 2006-A3, Class 2A1
2.77%	05/25/36	[2]	192,515	127,743
MortgageIT Trust, Series 2005-3, Class A1
0.59%	08/25/35	[2]	283,546	193,282
Novastar Home Equity Loan, Series 2006-1, Class A2C
0.45%	05/25/36	[2]	346,759	108,545
Origen Manufactured Housing, Series 2006-A, Class A1
0.43%	11/15/18	[2]	56,244	53,884
Residential Asset Securities Corp., Series 2004-KS9, Class AII4
0.89%	10/25/34	[2]	42,351	19,573
Securitized Asset Backed Receivables LLC, Series 2006-NC1, Class A3
0.56%	03/25/36	[2]	340,000	133,523
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 1A1
0.50%	05/25/46	[2]	191,301	91,160
Structured Asset Securities Corp., Series 2002-11A, Class 2A1
2.97%	06/25/32	[2]	280,284	200,614
WaMu Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A6
2.48%	10/25/35	[2]	260,000	189,408
Wells Fargo Alternative Loan Trust, Series 2007-PA5, Class 1A1
6.25%	11/25/37		181,416	146,949

				3,475,679

U.S. Agency Mortgage-Backed — 9.33%
Fannie Mae, Series 2006-11, Class PS
23.50%	03/25/36	[2]	154,356	218,148

See accompanying notes to Schedule of Portfolio Investments.

72 / N-Q Report December 2011

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae, Series 2007-77, Class SK (IO)
5.58%	08/25/37	[2]	$806,218	$98,676
Fannie Mae, Series 2008-18, Class SM (IO)
6.71%	03/25/38	[2]	512,917	78,660
Fannie Mae, Series 2010-35, Class IA (IO)
5.00%	07/25/38	†	477,918	35,872
Freddie Mac, Series 3262, Class KS (IO)
6.13%	01/15/37	[2]	454,367	62,604
Freddie Mac, Series 3339, Class JS
41.00%	07/15/37	[2]	98,898	179,272
Freddie Mac, Series 3439, Class SC (IO)
5.62%	04/15/38	[2]	373,223	46,974
Freddie Mac, Series 3885, Class PO
0.00%	11/15/33	[5]	139,057	125,665
Ginnie Mae, Series 2006-65, Class SB (IO)
7.06%	11/20/36	[2]	619,284	104,666
Ginnie Mae, Series 2011-70, Class IL (IO)
0.60%	06/16/37	[2]	6,278,252	116,800
Ginnie Mae, Series 2011-81, Class IC (IO)
0.62%	07/20/35	[2]	12,291,866	234,981

				1,302,318

Total Mortgage-Backed (Cost $5,612,142)				6,272,740

MUNICIPAL BONDS — 1.43%*
California — 0.66%
State of California, Build America Bonds
7.55%	04/01/39		75,000	91,779

Illinois — 0.77%
State of Illinois, Taxable Bonds
5.88%	03/01/19		100,000	107,767

Total Municipal Bonds (Cost $199,210)				199,546

FOREIGN GOVERNMENT OBLIGATIONS — 4.84%
Foreign Sovereign — 4.84%
Croatia Government International Bond (Croatia)
6.38%	03/24/21	[3,4]	200,000	186,000
Dominican Republic International Bond, Series REGS (Dominican Republic)
7.50%	05/06/21	[3]	100,000	98,750
Mexican Bonos, Series M (Mexico)
6.25%	06/16/16	[3]	1,300,000	96,115
Poland Government International Bond (Poland)
5.00%	03/23/22	[3]	100,000	101,250

Issues	Maturity Date		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Sovereign (continued)
Turkey Government International Bond (Turkey)
5.12%	03/25/22	[3]	$200,000	$193,000

Total Foreign Government Obligations (Cost $673,401)				675,115

U.S. AGENCY SECURITIES — 4.48%
U.S. Agency Securities — 4.48%
Fannie Mae
0.36%	06/23/14	[2]	125,000	125,047
0.65%	11/29/13		135,000	135,182
1.00%	11/07/14		135,000	135,516

				395,745

Freddie Mac
0.37%	11/18/13	[2]	130,000	130,328
0.60%	10/25/13		100,000	100,015

				230,343

Total U.S. Agency Securities (Cost $624,728)				626,088

U.S. TREASURY SECURITIES — 0.97%
U.S. Treasury Notes — 0.97%
U.S. Treasury Notes - Treasury Inflation Indexed Notes
3.00%	07/15/12		105,000	135,146

Total U.S. Treasury Securities (Cost $134,960)

Total Bonds – 91.76% (Cost $12,016,038)				12,811,055

SHORT-TERM INVESTMENTS — 6.97%
Money Market Fund — 1.99%
BlackRock Liquidity Funds TempFund Portfolio
0.09%[6]			138,000	138,000
Fidelity Institutional Money Market Funds - Prime Money Market Portfolio
0.11%[6]			139,000	139,000
JPMorgan Prime Money Market Fund
0.10%[6]			1,000	1,000

				278,000

U.S. Agency Discount Notes — 4.66%
Federal Home Loan Bank
0.09%[7]	04/09/12		650,000	649,983

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 73

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills — 0.32%
U.S. Treasury Bills
0.00%[7]	02/23/12	[8]	$45,000	$44,999

Total Short-Term Investments (Cost $972,851)				972,982

Total Investments — 98.73% (Cost $12,988,889)[1]				13,784,037

Cash and Other Assets, Less Liabilities — 1.27%				177,037

NET ASSETS — 100.00%				$13,961,074

Contracts		Unrealized (Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
11	U.S. Treasury Five Year Note Expiration March 2012	$(4,914)
12	U.S. Treasury Ten Year Note Expiration March 2012	(13,806)
3	U.S. Treasury 30 Year Long Bond, Expiration March 2012	(3,030)

	Net unrealized depreciation	$(21,750)

Notes:

[1]	Cost for federal income tax purposes is $12,988,889 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$795,148
Gross unrealized depreciation	—

Net unrealized appreciation	$795,148

[2]	Floating rate security. The rate disclosed was in effect at December 31, 2011.

[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[4]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2011, was $2,306,080, representing 16.52% of total net assets.

[5]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2011.

[6]	Represents the current yield as of December 31, 2011.

[7]	Represents annualized yield at date of purchase.

[8]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $44,999.

†	Fair valued security. The aggregate value of fair valued securities is $35,872, which is 0.26% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These classifications are unaudited.

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(MTN): Medium-term Note

(PIK): Payment in kind

See accompanying notes to Schedule of Portfolio Investments.

74 / N-Q Report December 2011

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 90.19%
ASSET-BACKED SECURITIES — 13.59%**
Aerco Ltd., Series 2A, Class A3 (United Kingdom)
0.74%	07/15/25	[2,3]	$1,775,189	$1,313,640
Aircastle Aircraft Lease Backed Trust, Series 2007-1A, Class G1
0.54%	06/14/37	[3]	1,013,360	901,668
Babcock & Brown Air Funding I Ltd., Series 2007-1A, Class G1 (Bermuda)
0.58%	11/14/33	[2,3]	1,129,364	982,547
CIT Education Loan Trust, Series 2007-1, Class A
0.66%	03/25/42	[3]	2,104,611	1,906,441
Crystal River, Series 2005-1A, Class A (Cayman Islands)
0.89%	03/02/46	[2,3,4]	470,845	56,796
EFS Volunteer LLC, Series 2010-1, Class A2
1.27%	10/25/35	[3]	800,000	757,521
GE Business Loan Trust, Series 2003-2A, Class A
0.65%	11/15/31	[3]	1,035,997	964,870
GE Business Loan Trust, Series 2004-1, Class A
0.57%	05/15/32	[3]	1,022,557	922,234
GE Business Loan Trust, Series 2004-2A, Class A
0.50%	12/15/32	[3]	654,967	571,233
GE Business Loan Trust, Series 2005-1A, Class A3
0.53%	06/15/33	[3]	1,412,664	1,198,369
GE Business Loan Trust, Series 2005-2A, Class A
0.52%	11/15/33	[3]	1,302,586	1,135,251
GE Seaco Finance SRL, Series 2004-1A, Class A (Barbados)
0.58%	04/17/19	[2,3]	280,000	273,197
GE Seaco Finance SRL, Series 2005-1A, Class A (Barbados)
0.54%	11/17/20	[2,3]	499,375	480,885
Genesis Funding Ltd., Series 2006-1A, Class G1 (Bermuda)
0.52%	12/19/32	[2,3]	1,012,213	897,327
Green Tree Recreational Equipment & Consumer Trust, Series 1996-C, Class CTFS
7.65%	10/15/17		373	343
Lease Investment Flight Trust, Series 1, Class A1
0.67%	07/15/31		388,841	249,830
Lease Investment Flight Trust, Series 1, Class A2
0.71%	07/15/31		2,235,834	1,372,467
North Carolina State Education Authority 2011-1 A3
1.15%	10/25/41		2,650,000	2,434,767

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Northstar Education Finance, Inc., Student Loan Asset Backed Notes, Series 2007-1
0.48%	01/29/46	[4]	$2,250,000	$2,012,976
PAMCO CLO, Series 1998-1A, Class B2 (Cayman Islands)
1.78%	05/01/12	2,3,4,5,†	408,081	93,859
Peach Finance Co. 2000 A
4.71%	04/15/48	[3]	716,527	741,605
TAL Advantage LLC 2006-1 NOTE
0.48%	04/20/21	[3]	260,000	240,392
TAL Advantage LLC, Series 2010-2A, Class A
4.30%	10/20/25	[3]	454,917	453,037
TAL Advantage LLC, Series 2011-1A, Class A
4.60%	01/20/26	[3]	227,083	225,347
TAL Advantage LLC, Series 2011-2A, Class A
4.31%	05/20/26	[3]	470,833	460,242
Textainer Marine Containers Ltd., Series 2005-1A, Class A (Bermuda)
0.53%	05/15/20	[2,3]	384,375	361,568
Textainer Marine Containers Ltd., Series 2011-1A, Class A (Bermuda)
4.70%	06/15/26	[2,3]	1,187,500	1,177,908
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A
8.00%	07/06/14	3,5,†	461,429	461,429
Triton Container Finance LLC, Series 2006-1A NOTE
0.46%	11/26/21	[3]	626,875	574,173
Triton Container Finance LLC, Series 2007-1A NOTE
0.43%	02/26/19	[3]	425,521	401,317
US Education Loan Trust IV LLC, Series 2006-1, Class A4
0.58%	03/01/41	3,6,7,†	900,000	738,002
US Education Loan Trust LLC, Series 2006-2A, Class A1
0.71%	03/01/31	[3]	1,600,000	1,412,702

Total Asset-Backed Securities (Cost $27,073,981)				25,773,943

CORPORATES — 22.64%*
Banking — 4.21%
Bank of America Corp.
5.62%	10/14/16		445,000	425,369
5.62%	07/01/20		1,270,000	1,175,069
Bank of America Corp. (MTN)
5.00%	05/13/21		1,890,000	1,724,606
Chase Capital VI
1.05%	08/01/28		1,000,000	678,970
Credit Suisse AG/Guernsey, Series 1 (Switzerland)
1.15%	05/29/49	[2]	4,900,000	3,259,235

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 75

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Deutsche Bank Capital Funding Trust VII
5.63%	01/19/49	[3,4]	$1,000,000	$725,000

				7,988,249

Communications — 0.32%
CCH II LLC/CCH II Capital Corp.
13.50%	11/30/16		525,000	605,719

Electric — 2.96%
Calpine Construction Finance Co. LP and CCFC Finance Corp.
8.00%	06/01/16	[3]	1,875,000	2,034,375
Dynegy Roseton/Danskammer Pass-Through Trust, Series B
7.67%	11/08/16	[6,7]	1,175,000	699,125
GenOn REMA LLC, Series B
9.24%	07/02/17		1,980,879	1,985,831
NRG Energy, Inc.
7.88%	05/15/21	[3]	915,000	892,125

				5,611,456

Energy — 3.54%
Arch Coal, Inc.
7.00%	06/15/19	[3]	650,000	669,500
Sabine Pass LNG LP
7.25%	11/30/13		3,930,000	3,988,950
Southern Union Co.
3.45%	11/01/66		2,200,000	2,062,500

				6,720,950

Finance — 6.43%
Astoria Depositor Corp.
8.14%	05/01/21	[3]	1,200,000	1,056,000
Barnett Capital III
1.05%	02/01/27		1,000,000	724,669
Chase Capital II, Series B
0.93%	02/01/27	[4]	3,144,000	2,200,800
CIT Group, Inc.
6.62%	04/01/18	[3]	1,195,000	1,230,103
7.00%	05/02/16	[3]	910,000	912,275
Citigroup, Inc.
1.06%	08/25/36		3,350,000	2,235,478
General Electric Capital Corp. (MTN)
0.82%	05/05/26		2,319,000	1,674,339
0.94%	08/15/36		1,000,000	750,564
JPMorgan Chase Capital XXIII
1.46%	05/15/47		200,000	137,882
Prudential Holdings LLC
8.70%	12/18/23	[3]	1,000,000	1,258,845

				12,180,955

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care — 1.52%
CHS/Community Health Systems, Inc.
8.88%	07/15/15		$485,000	$503,794
HCA, Inc. (WI)
7.88%	02/15/20		870,000	943,950
8.50%	04/15/19		890,000	974,550
Tenet Healthcare Corp.
10.00%	05/01/18		395,000	453,263

				2,875,557

Insurance — 0.57%
Farmers Exchange Capital
7.05%	07/15/28	[3]	1,000,000	1,073,850

Real Estate Investment Trust (REIT) — 0.29%
HCP, Inc.
7.07%	06/08/15		500,000	545,163

Transportation — 2.80%
AWAS Aviation Capital Ltd. (Ireland)
7.00%	10/15/16	[2,3]	587,600	594,578
Continental Airlines Pass-Through Trust, Series 2007, Class 1B
6.90%	04/19/22		2,553,516	2,464,143
Delta Air Lines Pass-Through Trust, Series 2002, Class G1
6.72%	01/02/23		759,620	753,923
JetBlue Airways Pass-Through Trust, Series 2004, Class G1
0.83%	08/15/16		827,182	736,635
UAL Pass-Through Trust, Series 2009-1
10.40%	11/01/16		691,071	764,497

				5,313,776

Total Corporates (Cost $41,209,560)				42,915,675

BANK LOANS — 2.61%*
Automotive — 0.50%
Chrysler Group LLC, Term Loan 1
6.00%	05/25/17	[4,8]	997,494	946,372

Electric — 0.01%
Boston Generating LLC, Term Loan 1st Lien
0.01%	12/20/13	[4,8]	107,166	27,327

Energy — 0.60%
MACH Gen LLC, Term Loan 2nd Lien (PIK)
8.03%	02/15/15	[4,8]	1,591,200	1,146,990

See accompanying notes to Schedule of Portfolio Investments.

76 / N-Q Report December 2011

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Gaming — 1.50%
Caesars Entertainment Operating Co., Inc., Term Loan B2
3.37%	01/28/15	[4,8]	$3,250,000	$2,834,465

Total Bank Loans (Cost $5,314,540)				4,955,154

MORTGAGE-BACKED — 51.21%**
Commercial Mortgage-Backed — 0.46%
Bayview Commercial Asset Trust, Series 2006-SP1, Class M1
0.74%	04/25/36	[3]	1,275,000	876,738

Non-Agency Mortgage-Backed — 39.02%
Asset Backed Securities Corp. Home Equity, Series 2007-HE1, Class A4
0.43%	12/25/36		3,000,000	1,340,071
Banc of America Funding Corp., Series 2006-D, Class 1A2
0.56%	05/20/36		5,900,000	933,386
Banco de Credito Y Securitizacion SA 2001-1 AF (Argentina)
8.00%	06/30/20	[3,5]	55,999	4,200
BCAP LLC Trust, Series 2011-RR3, Class 1A5
5.37%	05/27/37	[3]	2,159,175	2,076,584
BCAP LLC Trust, Series 2010-RR11, Class 3A2
2.81%	06/27/36	[3]	2,082,535	1,936,385
BCAP LLC Trust, Series 2011-RR3, Class 5A3
4.69%	11/27/37	[3]	2,655,363	2,346,564
BCAP LLC Trust, Series 2011-RR4, Class 1A3
2.90%	03/26/36	[3]	1,302,299	1,169,908
BHN I Mortgage Fund, Series 2000-1, Class AF (Argentina)
8.00%	01/31/20	3,5,†	110	1
Centex Home Equity, Series 2006-A, Class AV4
0.54%	06/25/36		4,300,000	2,269,798
Citicorp Residential Mortgage Securities, Inc., Series 2007-1, Class A5 (STEP)
6.05%	03/25/37		1,750,000	1,129,939
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.47%	03/25/37		2,500,000	1,760,021
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class M1
0.69%	03/25/37		6,500,000	1,265,625
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	09/01/33		1,008,488	1,068,745

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Conseco Finance Securitizations Corp., Series 2002-1, Class A
6.68%	12/01/33	[4]	$73,140	$77,317
Conseco Finance, Series 2002-C, Class BF1
8.00%	06/15/32	[4]	3,692,536	3,350,642
Conseco Finance, Series 2002-C, Class BF2
8.00%	06/15/32	[3,4]	1,009,970	768,438
Conseco Financial Corp., Series 1996-10, Class M1
7.24%	11/15/28	[4]	2,700,000	2,939,626
Conseco Financial Corp., Series 1996-7, Class M1
7.70%	10/15/27		1,162,000	1,268,818
Conseco Financial Corp., Series 1996-8, Class A6
7.60%	10/15/27	[4]	18,214	18,872
Conseco Financial Corp., Series 1997-3, Class A7
7.64%	03/15/28		564,606	624,533
Conseco Financial Corp., Series 1998-3, Class A6
6.76%	03/01/30	[4]	1,004,900	1,090,017
Conseco Financial Corp., Series 1998-4, Class A6
6.53%	04/01/30		1,180,594	1,238,771
Conseco Financial Corp., Series 1998-4, Class A7
6.87%	04/01/30	[4]	584,594	611,918
Conseco Financial Corp., Series 1999-5, Class A5
7.86%	03/01/30	[4]	133,823	109,653
Countrywide Asset-Backed Certificates, Series 2007-4, Class A2
5.53%	09/25/37		930,000	801,253
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB4, Class AV3
0.44%	05/25/36	[4]	6,285,350	3,337,254
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB6, Class A24
0.54%	07/25/36		3,000,000	1,122,665
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB3, Class A1 (STEP)
5.42%	03/25/37		2,423,091	878,591
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-AR3, Class 2A4
0.64%	06/25/37		4,800,000	901,483
Deutsche Financial Capital Securitization LLC, Series 1997-I, Class A3
6.75%	09/15/27		32,486	32,985

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 77

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FF1, Class A2D
0.51%	01/25/38	[4]	$3,900,000	$1,404,714
Green Tree Home Improvement Loan Trust, Series 1995-C, Class B2
7.60%	07/15/20		13,709	13,549
Green Tree Home Improvement Loan Trust, Series 1995-D, Class B2
7.45%	09/15/25		64,195	56,324
Green Tree Home Improvement Loan Trust, Series 1995-F, Class B2
7.10%	01/15/21		7,780	7,573
Green Tree, Series 2008-MH1, Class A3
8.97%	04/25/38	[3]	1,963,484	2,087,155
HSBC Home Equity Loan Trust, Series 2007-1, Class M1
0.66%	03/20/36		1,210,000	877,210
HSBC Home Equity Loan Trust, Series 2007-2, Class M2
0.66%	07/20/36		735,000	379,147
Indymac Index Mortgage Loan Trust, Series 2007-FLX2, Class A1C
0.48%	04/25/37		2,641,326	900,856
Indymac Manufactured Housing Contract, Series 1997-1, Class A3
6.61%	02/25/28		708,086	705,313
Indymac Manufactured Housing Contract, Series 1997-1, Class A4
6.75%	02/25/28		298,081	296,915
Indymac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		239,460	247,335
Indymac Manufactured Housing Contract, Series 1998-1, Class A5
6.96%	09/25/28	[4]	577,180	608,987
Indymac Manufactured Housing Contract, Series 1998-2, Class A2
6.17%	08/25/29		104,520	104,594
Indymac Manufactured Housing Contract, Series 1998-2, Class A4
6.64%	08/25/29	[4]	1,019,198	1,017,620
JPMorgan Mortgage Acquisition Corp., Series 2007-CH5, Class A3
0.40%	05/25/37		1,575,000	1,102,079
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
6.47%	08/15/28		1,116,163	1,206,093
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1
0.38%	06/25/37	[3,4]	121,659	46,781
Lehman XS Trust, Series 2006-13, Class 1A2
0.46%	09/25/36		1,895,966	1,108,948

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Lehman XS Trust, Series 2006-13, Class 1A3
0.58%	09/25/36		$4,896,302	$1,295,587
Lehman XS Trust, Series 2006-19, Class A2
0.46%	12/25/36		1,954,487	1,109,091
Lehman XS Trust, Series 2006-9, Class A1B
0.45%	05/25/46		1,917,107	1,065,672
Lehman XS Trust, Series 2007-12N, Class 1A3A
0.49%	07/25/47	[4]	5,620,000	1,801,171
Merrill Lynch Mortgage Investors, Inc., Series 2004-HE2, Class A2C
0.87%	08/25/35	[4]	709,726	660,002
Mid-State Trust, Series 11, Class B
8.22%	07/15/38		16,871	16,964
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		1,257,492	1,266,585
Mid-State Trust, Series 2004-1, Class M1
6.50%	08/15/37		869,690	872,195
Mid-State Trust, Series 2005-1, Class A
5.74%	01/15/40		331,565	361,283
Mid-State Trust, Series 6, Class A4
7.79%	07/01/35		46,545	45,626
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 5A2
5.96%	06/25/36		3,302,425	1,506,076
Nationstar Home Equity Loan Trust, Series 2007-A, Class AV4
0.52%	03/25/37	[4]	5,000,000	2,655,917
Oakwood Mortgage Investors, Inc. 2001-D A3
5.90%	09/15/22	[4]	1,644,335	1,259,035
Oakwood Mortgage Investors, Inc., Series 1998-A, Class A4
6.20%	05/15/28		1,133	1,138
Oakwood Mortgage Investors, Inc., Series 1998-B, Class A4
6.35%	03/15/17		91,354	91,412
Oakwood Mortgage Investors, Inc., Series 1998-D, Class A
6.40%	01/15/29		685,323	692,726
Oakwood Mortgage Investors, Inc., Series 1999-A, Class A2
5.89%	04/15/29		149,203	150,320
Oakwood Mortgage Investors, Inc., Series 1999-B, Class A4
6.99%	12/15/26		1,189,089	1,202,338
Oakwood Mortgage Investors, Inc., Series 2002-A, Class A3
6.03%	05/15/24		1,093,744	1,060,333

See accompanying notes to Schedule of Portfolio Investments.

78 / N-Q Report December 2011

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Oakwood Mortgage Investors, Inc. 2002-A AIO (IO)
6.00%	03/15/32	5,†	$176,245	$2
Opteum Mortgage Acceptance Corp., Series 2005-5, Class 2A1B
5.64%	12/25/35		486,578	471,682
Origen Manufactured Housing, Series 2005-A, Class M1
5.46%	06/15/36		1,081,928	1,102,493
Origen Manufactured Housing, Series 2006-A, Class A1
0.43%	11/15/18		1,074,879	1,029,781
Securitized Asset Backed Receivables LLC Trust, Series 2006-HE2, Class A2D
0.53%	07/25/36		2,190,888	773,473
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR4, Class A2C
0.58%	05/25/37		2,600,000	875,477
SG Mortgage Securities Trust, Series 2007-NC1, Class A2
0.53%	12/25/36	[3]	1,139,742	397,212
Terwin Mortgage Trust, Series 2004-7HE, Class A1
0.84%	07/25/34	[3,4]	122,539	100,864
UCFC Home Equity Loan, Series 1998-D, Class BF1
8.96%	04/15/30	[4]	585	255
UCFC Manufactured Housing Contract, Series 1997-4, Class A4
7.00%	04/15/29		574,866	589,936
Vanderbilt Mortgage Finance, Series 2000-C, Class ARM
0.62%	10/07/30		874,108	670,036
Vanderbilt Mortgage Finance, Series 2002-C, Class A5
7.60%	12/07/32		1,100,000	1,133,890
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA2, Class 2A
0.92%	01/25/47		2,668,333	1,054,804
Washington Mutual MSC Mortgage Pass-Through CTFS, Series 2003-MS9, Class 1A
7.00%	04/25/33		17,463	18,011

				73,976,643

U.S. Agency Mortgage-Backed — 11.73%
Fannie Mae (TBA)
3.00%	01/25/27		2,700,000	2,788,172
Fannie Mae Pool AB3866
3.50%	11/01/41		548,284	564,882
Fannie Mae, Series 1993-80, Class S
10.50%	05/25/23	[4]	11,209	12,742

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae, Series 2000-45, Class SA (IO)
7.66%	12/18/30	[4]	$1,897,571	$361,645
Fannie Mae, Series 2001-42, Class SB
8.50%	09/25/31	[4]	1,744	1,865
Fannie Mae, Series 2003-124, Class TS
9.80%	01/25/34	[4]	26,934	31,369
Fannie Mae, Series 2003-37, Class IG (IO)
5.50%	05/25/32		351,135	20,222
Fannie Mae, Series 2005-92, Class US (IO)
5.81%	10/25/25		7,349,185	1,006,996
Fannie Mae, Series 2006-125, Class SM (IO)
6.91%	01/25/37		8,389,448	1,435,748
Fannie Mae, Series 2008-50, Class SA (IO)
5.76%	11/25/36		7,692,925	1,112,770
Fannie Mae, Series 2010-112, Class PI (IO)
6.00%	10/25/40		5,528,895	1,023,924
Fannie Mae, Series 2010-43, Class KS (IO)
6.13%	05/25/40		6,092,543	945,296
Freddie Mac, Series 1602, Class SN
10.09%	10/15/23	[4]	14,590	18,398
Freddie Mac, Series 1673, Class SD
15.04%	02/15/24		592,084	766,008
Freddie Mac, Series 1760, Class ZD
1.52%	02/15/24		1,272,538	1,289,108
Freddie Mac, Series 2527, Class TI (IO)
6.00%	02/15/32		41,493	275
Freddie Mac, Series 2561, Class BX (IO)
5.00%	05/15/17		121,622	1,133
Freddie Mac, Series 2642, Class BW (IO)
5.00%	06/15/23		65,083	6,485
Freddie Mac, Series 2657, Class LX (IO)
6.00%	05/15/18		301,018	17,975
Freddie Mac, Series 2764, Class SH
7.50%	03/15/34	[4]	105,614	107,598
Freddie Mac, Series 3242, Class SA (IO)
6.07%	11/15/36		26,077,442	4,449,638
Freddie Mac, Series 3247, Class SI (IO)
0.15%	08/15/36		71,100,007	287,187
Freddie Mac, Series 3260, Class AS (IO)
6.10%	01/15/37		28,384,160	4,458,300
Freddie Mac, Series 3289, Class SD (IO)
5.84%	03/15/37		7,814,215	1,084,915
Ginnie Mae, Series 2001-31, Class SJ
27.00%	02/20/31	[4]	60,736	104,890
Ginnie Mae, Series 2003-28, Class LI (IO)
5.50%	02/20/32		32,660	1,077

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 79

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2004-8, Class SE
13.70%	11/26/23	[4]	$271,174	$334,567

				22,233,185

Total Mortgage-Backed (Cost $102,047,378)				97,086,566

MUNICIPAL BONDS — 0.14%*
Illinois — 0.14%
State of Illinois, Taxable Bonds
4.07%	01/01/14		250,000	257,180

Total Municipal Bonds (Cost $249,015)

Total Bonds – 90.19% (Cost $175,894,474)				170,988,518

PREFERRED STOCK — 1.21%
Electric — 0.66%
PPL Corp.
0.12%			22,500	1,256,175

Finance — 0.55%
Citigroup Capital XIII
0.05%			40,000	1,042,400
Terwin Mortgage Trust 2005-P1 A
0.00%5,8,†	11/25/35		570	1

				1,042,401

Total Preferred Stock (Cost $2,166,143)				2,298,576

SHORT-TERM INVESTMENTS — 4.55%
Money Market Fund — 1.91%
BlackRock Liquidity Funds TempFund Portfolio
0.09%[9]			1,810,000	1,810,000
DWS Money Market Series-Institutional
0.08%[9]			19,000	19,000
Fidelity Institutional Money Market Funds - Prime Money Market Portfolio
0.11%[9]			1,540,000	1,540,000
JPMorgan Prime Money Market Fund
0.10%[9]			248,000	248,000

				3,617,000

U.S. Agency Discount Notes — 2.64%
Federal Home Loan Bank
0.07%[10]	05/11/12		5,000,000	4,999,820

Total Short-Term Investments (Cost $8,615,746)				8,616,820

Value
Total Investments – 95.95% (Cost $186,676,363)1	$181,903,914
Cash and Other Assets, Less Liabilities – 4.05%	7,675,288

NET ASSETS – 100.00%	$189,579,202

Expiration Date	Notional Amount (000’s)	(Depreciation)	Value

SWAPS: TOTAL RETURN

Based on the change in the return of the markit IOS Index referencing the interest component of the 6.50% coupon, 30-year, fixed rate Fannie Mae residential mortgage-backed securities pools. Counterparty: Deutsche Bank AG
01/12/39	$859	$(9,792)	$(9,792)

	$859	$(9,792)	$(9,792)

Expiration Date	Premiums Paid	Notional Amount (000’s)[b]	Appreciation	Value

SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Deutsche Bank AG

09/20/16	$5,284	$130	$2,473	$7,757

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Goldman Sachs Group, Inc.

09/20/16	5,284	130	2,473	7,757

	$10,568	$260	$4,946	$15,514

Expiration Date	Credit Rating[a]	Premiums (Received)	Notional Amount (000’s)[b]	(Depreciation)	Value[c]

SWAPS: CREDIT DEFAULT (WRITTEN) - SINGLE ISSUES

The Fund receives a fixed rate equal to 0.25% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the French Republic Bond, 4.25% due 04/25/19 Counterparty: Barclays Capital, Inc.

09/20/16	A+	$(90,712)	$1,715	$(47,535)	$(138,247)

		$(90,712)	$1,715	$(47,535)	$(138,247)

[a]	Using Standard & Poor’s rating of the issuer.

[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period-end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes to Schedule of Portfolio Investments.

80 / N-Q Report December 2011

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Notes:

[1]	Cost for federal income tax purposes is $187,132,646 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$8,692,053
Gross unrealized depreciation	(13,920,785)

Net unrealized depreciation	$(5,228,732)

[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2011, was $41,961,041, representing 22.13% of total net assets.

[4]	Floating rate security. The rate disclosed was in effect at December 31, 2011.
[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $559,492, which is 0.30% of total net assets.
[6]	Security is currently in default with regard to scheduled interest or principal payments.
[7]	Non-income producing security.
[8]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
12/19/06	Boston Generating LLC, Term Loan 1st Lien, 0.01%, 12/20/13	$107,166	$27,327	0.01%
06/24/10	Caesars Entertainment Operating Co., Inc., Term Loan B2, 3.37%, 01/28/15	2,919,542	2,834,465	1.50%
12/12/2011	Chrysler Group LLC, Term Loan 1, 6.00%, 05/25/17	922,682	946,372	0.50%
05/31/11	MACH Gen LLC, Term Loan 2nd Lien (PIK), 8.03%, 02/15/15	1,365,150	1,146,990	0.60%
04/19/05	Terwin Mortgage Trust 2005-P1 A, 0.00%, 11/25/35	2,893	1	0.00%

		$5,317,433	$4,955,155	2.61%

[9]	Represents the current yield as of December 31, 2011.

[10]	Represents annualized yield at date of purchase.

†

Fair valued security. The aggregate value of fair valued securities is $1,293,294, which is 0.68% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These classifications are unaudited.

(IO): Interest only

(MTN): Medium-term note

(PIK): Payment in kind

(STEP): Step coupon bond

(TBA): To be announced

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 81

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 76.14%
ASSET-BACKED SECURITIES — 1.60%**
Aviation Capital Group Trust, Series 2003-2A, Class G2
1.08%	09/20/33	[2,3]	$52,230	$37,084
Bayview Commercial Asset Trust, Series 2004-3, Class A1
0.66%	01/25/35	[2,3]	53,671	40,457
Capital Auto Receivables Asset Trust, Series 2008-CPA, Class A1
1.13%	01/15/13	[2,3]	10,288	10,296
Green Tree Recreational Equipment & Consumer Trust, Series 1996-D, Class CTFS
7.24%	12/15/22		9,413	5,482

Total Asset-Backed Securities (Cost $94,750)				93,319

CORPORATES — 26.03%*
Banking — 5.46%
Credit Suisse AG/Guernsey, Series 1 (Switzerland)
1.15%	05/29/49	[2,4]	230,000	152,985
Lloyds TSB Bank Plc (United Kingdom)
2.77%	01/24/14	[2,4]	70,000	66,257
National Australia Bank Ltd., Series REGS (Australia)
1.11%	04/11/14	[2,4]	100,000	99,266

				318,508

Communications — 0.43%
Nextel Communications, Inc., Series E
6.88%	10/31/13		25,000	25,000

Electric — 0.60%
W3A Funding Corp.
8.09%	01/02/17		35,583	35,177

Finance — 12.31%
Chase Capital II, Series B
0.93%	02/01/27	[2]	200,000	140,000
Citigroup, Inc.
2.16%	05/15/18	[2]	180,000	155,042
General Electric Capital Corp. (MTN)
0.82%	05/05/26	[2]	200,000	144,402
Macquarie Group Ltd. (Australia)
7.30%	08/01/14	[3,4]	35,000	36,460
MBNA Capital, Series A
8.28%	12/01/26		100,000	93,125
Prudential Holdings LLC (AGM)
1.43%	12/18/17	[2,3]	100,000	95,457
Woodbourne Capital Trust I
2.74%	04/08/49	[2,3,5]	80,000	25,600

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Woodbourne Capital Trust II
2.74%	04/08/49	[2,3,5]	$90,000	$28,800

				718,886

Real Estate Investment Trust (REIT) — 4.89%
Duke Realty LP
5.40%	08/15/14		50,000	52,863
HCP, Inc.
2.70%	02/01/14		50,000	49,952
6.45%	06/25/12		85,000	86,577
Healthcare Realty Trust, Inc.
5.12%	04/01/14		40,000	41,271
WEA Finance LLC/WT Finance Aust Pty Ltd.
7.50%	06/02/14	[3]	50,000	54,870

				285,533

Transportation — 2.34%
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		131,042	136,611

Total Corporates (Cost $1,600,997)				1,519,715

MORTGAGE-BACKED — 47.16%**
Commercial Mortgage-Backed — 6.76%
Bear Stearns Commercial Mortgage Securities, Series 2002-PBW1, Class A2
4.72%	11/11/35	[2]	47,799	48,317
Commercial Mortgage Asset Trust, Series 1999-C1, Class A4
6.98%	01/17/32	[2]	52,439	54,208
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CP3, Class A3
5.60%	07/15/35		54,317	54,678
GMAC Commercial Mortgage Securities, Inc., Series 2002-C2, Class A3
5.71%	10/15/38		30,390	30,553
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A3
5.38%	07/12/37		45,669	46,120
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A2
5.05%	12/12/34		50,661	51,791
Nomura Asset Securities Corp., Series 1998-D6, Class A3
7.28%	03/15/30	[2]	55,000	58,196
Salomon Brothers Mortgage Securities VII, Inc., Series 2002-KEY2, Class A3
4.86%	03/18/36		50,000	50,474

				394,337

See accompanying notes to Schedule of Portfolio Investments.

82 / N-Q Report December 2011

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed — 25.00%
ACE Securities Corp., Series 2004-FM1, Class B1A
5.54%	09/25/33	[2]	$17,188	$3,764
American Home Mortgage Investment Trust, Series 2007-2, Class 11A1
0.52%	03/25/47	[2]	95,801	39,306
Banc of America Mortgage Securities, Inc., Series 2003-A, Class 2A2
2.98%	02/25/33	[2]	8,148	6,577
Conseco Finance Home Loan Trust, Series 2000-E, Class M1
8.13%	08/15/31	[2]	20,243	19,665
Conseco Financial Corp., Series 1997-4, Class A5
6.88%	02/15/29		50,657	53,116
Countrywide Alternative Loan Trust, Series 2005-16, Class A5
0.57%	06/25/35	[2]	145,147	44,159
Countrywide Alternative Loan Trust, Series 2005-27, Class 3A2
1.31%	08/25/35	[2]	76,299	36,240
Countrywide Asset-Backed Certificates, Series 2004-1, Class 2A
0.77%	04/25/34	[2]	5,852	4,563
Credit Suisse First Boston Mortgage Securities Corp., Series 1997-2, Class A
7.50%	06/25/20	[3]	7,813	8,101
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB1, Class AF (STEP)
3.95%	01/25/33		71,290	61,347
Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR1, Class A2A
0.70%	09/19/44	[2]	49,451	31,635
Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR3, Class 2A2A
0.66%	07/19/44	[2]	13,689	9,271
GE Mortgage Services LLC, Series 1998-HE1, Class A7
6.46%	06/25/28		668	656
Green Tree Home Improvement Loan Trust, Series 1995-C, Class B2
7.60%	07/15/20		9,123	9,017
Green Tree Home Improvement Loan Trust, Series 1995-F, Class B2
7.10%	01/15/21		34,089	33,183
Harborview Mortgage Loan Trust, Series 2004-8, Class 2A4A
0.68%	11/19/34	[2]	74,624	45,338

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Harborview Mortgage Loan Trust, Series 2005-11, Class 2A1A
0.60%	08/19/45	[2]	$142,914	$94,238
HSBC Home Equity Loan Trust, Series 2006-1, Class A1
0.44%	01/20/36	[2]	49,470	46,159
HSBC Home Equity Loan Trust, Series 2007-1, Class M1
0.66%	03/20/36	[2]	100,000	72,497
Indymac Index Mortgage Loan Trust, Series 2004-AR5, Class 2A1A
1.15%	08/25/34	[2]	23,744	14,345
Indymac Index Mortgage Loan Trust, Series 2005-AR18, Class 2A1B
1.07%	10/25/36	[2]	100,862	54,268
Indymac Index Mortgage Loan Trust, Series 2005-AR2, Class 2A2A
0.63%	02/25/35	[2]	80,323	46,161
Indymac Index Mortgage Loan Trust, Series 2006-AR2, Class 1A1A
0.51%	04/25/46	[2]	104,834	49,740
Lehman XS Trust, Series 2006-2N, Class 1A1
0.55%	02/25/46	[2]	65,797	34,170
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4
0.54%	07/25/37	[2]	30,000	12,274
Option One Mortgage Loan Trust, Series 2003-2, Class A2
0.89%	04/25/33	[2]	89,667	69,390
Option One Mortgage Loan Trust, Series 2003-5, Class A2
0.93%	08/25/33	[2]	59,750	43,767
Origen Manufactured Housing, Series 2006-A, Class A1
0.43%	11/15/18	[2]	21,873	20,955
Residential Asset Mortgage Products, Inc., Series 2003-RS1, Class A11
1.07%	02/25/33	[2]	42,444	20,965
Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11
7.12%	03/25/16		39,299	40,294
Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A41
8.00%	04/25/31		29,974	31,860
Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A2
8.50%	11/25/31		13,477	13,556
Residential Asset Securities Corp., Series 2003-KS3, Class A2
0.89%	05/25/33	[2]	28,715	22,218

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 83

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Securities Corp., Series 2005-KS12, Class A2
0.54%	01/25/36	[2]	$29,180	$28,066
SACO I, Inc., Series 2005-2, Class A
0.69%	04/25/35	[2,3]	3,541	1,373
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 1A1
0.50%	05/25/46	[2]	119,563	56,975
Structured Asset Securities Corp., Series 2003-15A, Class 2A1
2.43%	04/25/33	[2]	67,852	58,255
Structured Asset Securities Corp., Series 2003-34A, Class 5A4
2.44%	11/25/33	[2]	53,535	49,911
Structured Asset Securities Corp., Series 2006-BC6, Class A2
0.37%	01/25/37	[2]	34,050	33,508
Terwin Mortgage Trust, Series 2004-13AL, Class 2PX
0.34%	08/25/34	[3,5]	10,289,623	73,224
WaMu Mortgage Pass-Through Certificates, Series 2002-AR6, Class A
1.61%	06/25/42	[2]	12,523	9,169
Washington Mutual MSC Mortgage Pass-Through CTFS, Series 2003-MS9, Class 1A
7.00%	04/25/33		54,723	56,441

				1,459,717

U.S. Agency Mortgage-Backed — 15.40%
Fannie Mae Pool 646884
1.92%	05/01/32	[2]	75,777	76,769
Fannie Mae Pool 802665
2.24%	12/01/34	[2]	18,158	18,441
Fannie Mae Whole Loan, Series 2003-W6, Class F
0.64%	09/25/42	[2]	118,126	117,275
Fannie Mae, Series 1997-91, Class SL (IO)
7.50%	11/25/23	[2]	203,661	45,371
Fannie Mae, Series 2003-37, Class IG (IO)
5.50%	05/25/32		85,643	4,932
Fannie Mae, Series 2003-62, Class IG (IO)
5.00%	10/25/31		868,792	30,136
Fannie Mae, Series 2004-33, Class MW
4.50%	01/25/30		87,694	92,473
Fannie Mae, Series 2004-78, Class FC
0.59%	12/25/22	[2]	72,303	72,325
Fannie Mae, Series 2007-36, Class F
0.52%	04/25/37	[2]	51,607	51,123
Fannie Mae, Series 2008-47, Class PF
0.79%	06/25/38	[2]	75,748	76,243

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae, Series 2010-109, Class PF
0.69%	10/25/40	[2]	$64,497	$64,441
Fannie Mae, Series G-36, Class ZB
7.00%	11/25/21		2,540	2,989
Freddie Mac Non Gold Pool 781908
2.38%	09/01/34	[2]	47,376	49,812
Freddie Mac, Series 2777, Class FE
0.63%	10/15/32	[2]	73,024	73,042
Freddie Mac, Series 3501, Class JA
4.00%	04/15/37		102,940	107,276
Freddie Mac-Ginnie Mae, Series 2, Class L
8.00%	11/25/22		15,004	16,491

				899,139

Total Mortgage-Backed (Cost $2,972,814)				2,753,193

MUNICIPAL BONDS — 1.35%*
California — 0.91%
State of California, Taxable, Various Purpose
4.85%	10/01/14		50,000	53,378

Illinois — 0.44%
State of Illinois, Taxable Bonds
4.07%	01/01/14		25,000	25,718

Total Municipal Bonds (Cost $76,147)				79,096

Total Bonds – 76.14% (Cost $4,744,708)				4,445,323

SHORT-TERM INVESTMENTS — 22.37%
Money Market Fund — 2.07%
BlackRock Liquidity Funds TempFund Portfolio
0.09%[6]			58,000	58,000
DWS Money Market Series-Institutional
0.08%[6]			37,000	37,000
Fidelity Institutional Money Market Funds - Prime Money Market Portfolio
0.11%[6]			26,000	26,000

				121,000

U.S. Agency Discount Notes — 17.13%
Freddie Mac
0.06%[7]	05/29/12		1,000,000	999,959

See accompanying notes to Schedule of Portfolio Investments.

84 / N-Q Report December 2011

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills — 3.17%
U.S. Treasury Bills
0.00%[7]	02/23/12	[8]	$185,000	$184,998

Total Short-Term Investments (Cost $1,305,755)				1,305,957

Total Investments – 98.51% (Cost $6,050,463)[1]				5,751,280

Cash and Other Assets, Less Liabilities – 1.49%				86,929

Net Assets — 100.00%				$5,838,209

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: LONG POSITIONS
8	S&P 500 Index, Expiration March 2012	$21,254

	Net unrealized appreciation	$21,254

Expiration Date	Notional Amount (000’s)	Appreciation	Value

SWAPS: TOTAL RETURN

The Fund pays a floating rate based on 1-month USD LIBOR plus 9 basis points and the Fund receives from the counterparty the price return on the Standard & Poor’s 500 Total Return Index. Counterparty: RBS

01/05/12	$2	$33,423	$33,423

The Fund pays a floating rate based on 1-month USD LIBOR plus 9 basis points and the Fund receives from the counterparty the price return on the Standard & Poor’s 500 Total Return Index. Counterparty: RBS

02/03/12	2	—	—

	$4	$33,423	$33,423

Expiration Date	Premiums Paid	Notional Amount (000’s)[a]	Appreciation	Value

SWAPS: CREDIT DEFAULT (PURCHASED) — SINGLE ISSUES

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Deutsche Bank AG

09/20/16	$1,626	$40	$761	$2,387

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Goldman Sachs Group, Inc.

09/20/16	1,626	40	761	2,387

	$3,252	$80	$1,522	$4,774

a	The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

Notes:

[1]	Cost for federal income tax purposes is $6,073,814 and net unrealized appreciation/ (depreciation) consists of:

Gross unrealized appreciation	$142,679
Gross unrealized depreciation	(465,213)

Net unrealized depreciation	$(322,534)

2	Floating rate security. The rate disclosed was in effect at December 31, 2011.
3	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2011, was $411,722, representing 7.05% of total net assets.
4	U.S. dollar-denominated security issued by foreign-domiciled entity.
5	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $127,624, which is 2.19% of total net assets.
6	Represents the current yield as of December 31, 2011.
7	Represents annualized yield at date of purchase.
8	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $184,996.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These classifications are unaudited.

(AGM): Assurance Guaranty Municipal Corp. (formerly known as FSA

(Financial Security Assurance, Inc.))

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2011 / 85

Notes to Financial Statements (Unaudited)

December 31, 2011

1.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds:

Net Asset Value:

The Net Asset Value of each Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the Class/Fund on each business day as of 4 p.m. ET.

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Funds receive pricing information from independent pricing vendors approved by the Board of Trustees (the “Board”). Securities with a demand feature exercisable within one to seven days are valued at par. The Funds also use a benchmark pricing system to the extent vendor’s prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy comprised of a relevant security (i.e., U.S.Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. Debt securities which mature in less than 60 days are valued at amortized cost if their original maturity was 60 days or less. If their original term to maturity exceeded 60 days, they are valued by amortizing the value as of the 61st day prior to maturity (unless the Board determines that this method does not represent fair value). S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported net asset value of such investments.

Securities and Derivatives Transactions and Investment Income:

Security transactions are accounted for no later than the first net asset value calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Cost is determined and gains and losses are based on the first-in first-out method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Discounts, including original issue discount, and premiums on securities are amortized using the interest method.

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date. The Funds (except the AlphaTrak 500 Fund) expect to declare distributions daily and pay them monthly to shareholders. The AlphaTrak 500 Fund expects to declare and pay distributions to shareholders quarterly. Distributions of net capital gains, if any, will be made at least annually. The Board may determine to declare and make distributions more or less frequently.

Federal Income Taxation:

It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

86 / NQ Report December 2011

Notes to Financial Statements (Unaudited) (Continued)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of and during the period ended December 31, 2011, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

Recent Accounting Pronouncements:

On December 22, 2010, The U.S. government passed the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”). The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. One of the provisions allows a RIC to carry forward capital losses indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that enhances current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the Statements of Assets and Liabilities. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds financial statement disclosures.

Cash and cash equivalents:

The Trust has defined cash and cash equivalents as cash which can be in interest-bearing accounts. The Funds also maintain cash in bank account deposits that, at times, may exceed federally insured limits. The Funds have not experienced any losses in any such accounts and do not believe they are exposed to any significant credit risk on such bank deposits.

Use of estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 - unadjusted quoted prices in active markets for identical securities

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 - significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

NQ Report December 2011 / 87

Notes to Financial Statements (Unaudited) (Continued)

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Money Market Funds. Money Market Funds are open-ended mutual fund that invest in short-term debt securities To the extent that these funds are valued based upon the reported net asset value, they are categorized in Level 1 of the fair value hierarchy.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-Backed securities and mortgage backed securities. The fair value of asset backed securities and mortgage backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources . Bank Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable which would then be in Level 3.

Municipal Bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

Futures Contracts. Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options Contracts. Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied or mean variation to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options contracts traded over the counter (“OTC”) are fair valued based on pricing models and incorporates various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

88 / NQ Report December 2011

Notes to Financial Statements (Unaudited) (Continued)

Foreign Currency Contracts. The Funds’ books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the US dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Funds do not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statements of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Funds report realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Interest Rate Swaps. Interest rate swaps are fair valued using pricing models that are based on real-time intraday snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps. Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps. Total Return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

As of December 31, 2011, Level 3 securities consist of certain collateralized mortgage obligations, corporate bonds and preferred stock.

The summary of inputs used to value each Fund’s net assets as of December 31, 2011 is as follows:

ULTRA SHORT BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments	$2,055,000	$11,299,672	$—	$13,354,672
Long-Term Investments:
Asset-Backed Securities	—	1,882,967	—	1,882,967
Bank Loans	—	607,141	—	607,141
Corporates	—	12,802,286	—	12,802,286
Mortgage-Backed	—	72,857,849	—	72,857,849
Municipal Bonds	—	910,200	—	910,200
U.S. Agency Securities	—	7,094,526	—	7,094,526
U.S. Treasury Securities	—	1,184,133	—	1,184,133
Other Financial Instruments *
Liabilities:
Credit contracts	—	(1,561,577)	—	(1,561,577)

Total	$2,055,000	$107,077,197	$—	$109,132,197

NQ Report December 2011 / 89

Notes to Financial Statements (Unaudited) (Continued)

LOW DURATION BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments	$15,750,000	$35,498,623	$—	$51,248,623
Long-Term Investments:
Asset-Backed Securities	—	94,292,344	—	94,292,344
Bank Loans	—	16,669,265	—	16,669,265
Corporates	—	523,868,144	734,400	524,602,544
Mortgage-Backed	—	992,189,334	90	992,189,424
Municipal Bonds	—	21,532,962	—	21,532,962
U.S. Treasury Securities		45,074,276		45,074,276
Other Financial Instruments *
Assets:
Interest rate contracts	—	106,511	—	106,511
Liabilities:
Interest rate contracts	—	(45,360)	—	(45,360)
Credit contracts	—	(10,375,823)	—	(10,375,823)

Total	$15,750,000	$1,718,810,276	$734,490	$1,735,294,766

INTERMEDIATE BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments	$6,528,000	$—	$—	$6,528,000
Long-Term Investments:
Asset-Backed Securities	—	16,596,094	—	16,596,094
Bank Loans	—	431,333	—	431,333
Corporates	—	58,540,562	—	58,540,562
Mortgage-Backed	—	145,935,096	—	145,935,096
Municipal Bonds	—	2,850,034	—	2,850,034
U.S. Agency Securities	—	12,972,348	—	12,972,348
U.S. Treasury Securities	—	25,059,629	—	25,059,629
Other Financial Instruments *
Assets:
Credit contracts	—	404,212	—	404,212
Liabilities:
Interest rate contracts	—	(5,355)	—	(5,355)
Credit contracts	—	(1,764,043)	—	(1,764,043)

Total	$6,528,000	$261,019,910	$—	$267,547,910

90 / NQ Report December 2011

Notes to Financial Statements (Unaudited) (Continued)

TOTAL RETURN BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments	$414,064,000	$209,092,078	$—	$623,156,078
Long-Term Investments:
Asset-Backed Securities	—	880,906,875	197,103	881,103,978
Bank Loans	—	131,111,496	—	131,111,496
Corporates	—	4,071,610,058	1,072,000	4,072,682,058
Foreign Government Obligations	—	103,918,514	—	103,918,514
Mortgage-Backed	—	9,581,915,333	223	9,581,915,556
Municipal Bonds	—	232,933,743	—	232,933,743
U.S. Agency Securities	—	409,895,980	—	409,895,980
U.S. Treasury Securities	—	2,184,902,575	—	2,184,902,575
Other Financial Instruments *
Assets:
Credit contracts	—	26,136,666	—	26,136,666
Liabilities:
Interest rate contracts	—	(18,965,036)	—	(18,965,036)
Credit contracts	—	(178,806,167)	—	(178,806,167)
Foreign currency exchange contracts	—	(1,142,598)	—	(1,142,598)

Total	$414,064,000	$17,633,509,517	$1,269,326	$18,048,842,843

HIGH YIELD BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments	$47,587,000	$155,216,522	$—	$202,803,522
Long-Term Investments:
Bank Loans	—	157,164,041	—	157,164,041
Corporates	—	1,563,937,991	—	1,563,937,991
Mortgage-Backed	—	8,840,119	29	8,840,148
Municipal Bonds	—	1,354,002	—	1,354,002
Preferred Stock	—	14,491,966	—	14,491,966
U.S. Agency Securities	—	61,571,743	—	61,571,743
Other Financial Instruments *
Assets:
Credit contracts	—	35,504	—	35,504
Liabilities:
Interest rate contracts	(1,362,860)	—	—	(1,362,860)
Credit contracts	—	(7,815,123)	—	(7,815,123)

Total	$46,224,140	$1,954,796,765	$29	$2,001,020,934

NQ Report December 2011 / 91

Notes to Financial Statements (Unaudited) (Continued)

UNCONSTRAINED BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments	$278,000	$694,982	$—	$972,982
Long-Term Investments:
Asset-Backed Securities	—	748,790	—	748,790
Corporates	—	4,153,630	—	4,153,630
Foreign Government Obligations	—	675,115	—	675,115
Mortgage-Backed	—	6,272,740	—	6,272,740
Municipal Bonds	—	199,546	—	199,546
U.S. Agency Securities	—	626,088	—	626,088
U.S. Treasury Securities	—	135,146	—	135,146
Other Financial Instruments *
Liabilities:
Interest rate contracts	(21,750)	—	—	(21,750)

Total	$256,250	$13,506,037	$—	$13,762,287

STRATEGIC INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments	$3,617,000	$4,999,820	$—	$8,616,820
Long-Term Investments:
Asset-Backed Securities	—	25,680,084	93,859	25,773,943
Bank Loans	—	4,955,154	—	4,955,154
Corporates	—	42,915,675	—	42,915,675
Mortgage-Backed	—	97,086,563	3	97,086,566
Municipal Bonds	—	257,180	—	257,180
Preferred Stock	—	2,298,575	1	2,298,576
Other Financial Instruments *
Assets:
Credit contracts	—	15,514	—	15,514
Liabilities:
Credit contracts	—	(138,247)	—	(138,247)
Equity contracts	—	(9,792)	—	(9,792)

Total	$3,617,000	$178,060,526	$93,863	$181,771,389

92 / NQ Report December 2011

Notes to Financial Statements (Unaudited) (Continued)

ALPHATRAK 500 FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments	$121,000	$1,184,957	$—	$1,305,957
Long-Term Investments:
Asset-Backed Securities	—	93,319	—	93,319
Corporates	—	1,465,315	54,400	1,519,715
Mortgage-Backed	—	2,753,193	—	2,753,193
Municipal Bonds	—	79,096	—	79,096
Other Financial Instruments *
Assets:
Credit contracts	—	4,774	—	4,774
Equity contracts	54,677	—	—	54,677

Total	$175,677	$5,580,654	$54,400	$5,810,731

* Other financial instruments include swap contracts, foreign currency exchange contracts and futures.

The Fund’s policy is to recognize transfers in and transfers out as of the end of the period.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value on a recurring basis:

LOW DURATION BOND FUND	CORPORATES	MORTGAGE-BACKED SECURITIES
Balance as of April 1, 2011	$ 1,200,000	$ 8,986
Accrued discounts/premiums	105	2
Realized (loss)	(356,025)	(11,612)
Change in unrealized appreciation**	239,295	5,627
Sales	(348,975)	(2,913)

Balance as of December 31, 2011	$ 734,400	$ 90

** The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2011 was $244,922.

TOTAL RETURN BOND FUND	ASSET-BACKED SECURITIES	CORPORATES	MORTGAGE-BACKED SECURITIES
Balance as of April 1, 2011	$ —	$ 2,040,000	$ 3,747
Accrued discounts/premiums	—	5,440	—
Realized (loss)	(30,994)	(797,153)	(2,903)
Change in unrealized appreciation/(depreciation)**	(659,867)	689,963	107
Sales	—	(866,250)	(728)
Transfers into Level 3	887,964	—	—

Balance as of December 31, 2011	$ 197,103	$ 1,072,000	$ 223

**	The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2011 was $28,650.

NQ Report December 2011 / 93

Notes to Financial Statements (Unaudited) (Continued)

HIGH YIELD BOND FUND	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2011	$ 217
Change in unrealized (depreciation)**	(188)

Balance as of December 31, 2011	$ 29

** The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2011 was $(188).

STRATEGIC INCOME FUND	ASSET-BACKED SECURITIES	MORTGAGE-BACKED SECURITIES	PREFERRED STOCK SECURITIES
Balance as of April 1, 2011	$ –	$ 43	$ 1
Realized (loss)	(14,759)	–	–
Change in unrealized (depreciation)**	(314,222)	(40)	–
Transfers into Level 3	422,840	–	–

Balance as of December 31, 2011	$ 93,859	$ 3	$ 1

** The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2011 was $(314,262).

ALPHATRAK 500 FUND	CORPORATES

Balance as of April 1, 2011	$ 120,000
Accrued discounts/premiums	–
Realized (loss)	(65,650)
Change in unrealized appreciation**	64,400
Sales	(64,350)

Balance as of December 31, 2011	$ 54,400

** The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2011 was $64,400.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. GAAP and International Financial Reporting Standards (“IFRSs”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

For the period ended December 31, 2011, none of the portfolios had significant transfers between Level 1 and Level 2.

94 / NQ Report December 2011

Notes to Financial Statements (Unaudited) (Continued)

Derivative Instruments Categorized by Risk Exposure:

The following is a summary of the Funds’ derivative instrument holdings categorized by primary risk exposure as of December 31, 2011:

	ASSET DERIVATIVE INVESTMENTS
	ULTRA SHORT BOND FUND	LOW DURATION BOND FUND	INTERMEDIATE BOND FUND	TOTAL RETURN BOND FUND	HIGH YIELD BOND FUND	UNCONSTRAINED BOND FUND	STRATEGIC INCOME FUND	ALPHATRAK 500 FUND
Credit contracts:
Swaps	$1,355	$57,250	$55,333	$7,127,140	$1,302,753	$ –	$4,946	$ 1,522
Equity contracts:
Futures *	–	–	–	–	–	–	–	21,254
Swaps	–	–	–	–	–	–	–	33,423
Interest contracts:
Swaps	–	70,560	8,330	447,720	–	–	–	–

*Includes cumulative appreciation/(depreciation) of financial futures contracts as reported in the Schedule of Portfolio Investments.

	LIABILITIES DERIVATIVE INVESTMENTS
	ULTRA SHORT BOND FUND	LOW DURATION BOND FUND	INTERMEDIATE BOND FUND	TOTAL RETURN BOND FUND	HIGH YIELD BOND FUND	UNCONSTRAINED BOND FUND	STRATEGIC INCOME FUND	ALPHATRAK 500 FUND
Credit contracts:
Swaps	$220,703	$954,326	$904,994	$30,622,379	$1,063,859	$ –	$47,535	$ –
Equity contracts:
Swaps	–	–	–	–	–	–	9,792	–
Interest contracts:
Futures *	–	–	–	–	1,362,860	21,750	–	–
Swaps	–	–	–	18,677,216	–	–	–	–
Foreign currency exchange contracts:
Forwards	–	–	–	1,142,598	–	–	–	–

*Includes cumulative appreciation/(depreciation) of financial futures contracts as reported in the Schedule of Portfolio Investments.

2.	PORTFOLIO INVESTMENTS

The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

The Funds may invest in securities issued by Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). These are fixed-income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Funds. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right to the issuer to borrow from the Treasury.

On September 7, 2008, the Federal Housing Finance Agency was appointed as conservator of FNMA and FHLMC. In addition, the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

NQ Report December 2011 / 95

Notes to Financial Statements (Unaudited) (Continued)

The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Government National MortgageAssociation (“GNMA”), FHLMC, or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

The Funds may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described in Note 2 under “Security Valuation”.

The Funds may invest in Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other Collateralized Debt Obligations (“CDOs”), which are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the CBO, CLO or other CDO in which a Fund invests. Some CBOs, CLOs and other CDOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CBOs, CLOs and other CDOs are privately offered and sold (that is, not registered under the securities laws) and may be characterized by the Funds as illiquid securities, but an active dealer market may exist for CBOs, CLOs and other CDOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities CBOs, CLOs and other CDOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in CBOs, CLOs and other CDOs that are subordinate to other classes, volatility in value, and the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

The Funds may invest in stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). During the period ended December 31, 2011, certain interest only securities were held as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Board. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund’s limit on illiquid securities.

The Funds may purchase participations in commercial loans, or may purchase assignments of such loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service. Participations and assignments also involve special types of risk, including interest rate risk, liquidity risk, and the risk of being a lender. If the Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

The Funds may also sell a debt or equity security short that is, without owning it and borrow the same security from a broker or other institution to complete the sale. The Adviser may use short sales when it believes a security is overvalued or as a partial hedge against a position in a related security of the same issuer held by a Fund. The Ultra Short Bond Fund, Low Duration Bond Fund, Intermediate Bond Fund, and Total Return Bond Fund, will not make total short sales exceeding 25% of the value of that Fund’s assets. The High Yield Bond Fund and Strategic Income Fund will not make total short sales exceeding 33 1/3% of the Fund’s assets. If the value of the security sold short increases, a Fund would lose money because it would need to replace the borrowed security by purchasing it at a higher price. The potential loss is unlimited. (If the short sale was intended as a hedge against another investment, the loss on the short sale may be fully or partially offset by gains in that other investment.) At December 31, 2011, the Funds did not hold any short debt or equity.

96 / NQ Report December 2011

Notes to Financial Statements (Unaudited) (Continued)

A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Fund. The Funds also may make short sales “against-the-box”, in which the Funds sell short securities they own. The Funds will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a “constructive sale”, requiring the Fund to recognize any taxable gain from the transaction.

The Funds may enter into reverse repurchase agreements, whereby a Fund sells securities concurrently with entering into an agreement to repurchase those securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on those securities. Reverse repurchase agreements are speculative techniques involving leverage and are considered borrowings by the Fund for purposes of the percentage limitations applicable to borrowings. There were no reverse repurchase agreements for the period ended December 31, 2011.

Each Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they must result in a form of leverage to the extent a Fund does not maintain liquid assets equal to the face amount of the contract. The Funds segregate assets (cash and/or securities) to cover the amounts outstanding related to these transactions.

Derivatives:

The Funds engaged in various portfolio investment strategies both to increase the return of the Fund and to economically hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The Funds are subject to credit risk, equity price risk and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below:

Over the reporting period, the Funds engaged in interest rate futures contracts, swap agreements and options as a means of managing interest rate risk and yield curve positioning consistent with the advisor’s current market perspectives. Additionally, credit default swaps were held for the purposes of (1) hedging valuation risks specific to identified market segments, industries and credits and (2) efficiently gaining income-bearing exposures to selected market segments, industries and credits. The market value of these instruments, realized and changes in unrealized gains and losses, the types of contracts are included in the Schedule of Portfolio Investments and the Notes to Financial Statements.

Options - The Funds purchased and wrote call and put options on securities, securities indices and on foreign currencies. A Fund may purchase put options on securities to seek to protect holdings in an underlying or related security against a substantial decline in market value. A Fund may purchase call options on securities to seek to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may write a call or put option only if the option is covered by the Fund’s holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the sum of the premium and exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it maybe required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid

NQ Report December 2011 / 97

Notes to Financial Statements (Unaudited) (Continued)

market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer). As of December 31, 2011, the Funds did not hold any options.

Futures - The Funds purchased or sold exchange-traded futures contracts, which are contracts that obligate the Fund to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Adviser to the Fund may be attempting to sell some or all the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

Foreign Currency Exchange Contracts - The Funds entered into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by a Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Swaps - The Funds invested in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. A swap contract may not be assigned without the consent of the counterparty (and in certain circumstances may not be assignable), and may result in losses in the event of a default or bankruptcy of the counterparty.

The Funds entered into credit default swap agreements. The buyer in a credit default contract is obligated to pay the seller a periodic, stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the par value (full notional value) of the reference obligation in exchange for the reference obligation. The Funds may be either the buyer or seller in such transactions. If the Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller of a credit default swap, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller may pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2011 for which a portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery

98 / NQ Report December 2011

Notes to Financial Statements (Unaudited) (Continued)

values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities.

The Funds entered into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Funds’ maximum risk of loss due to counterparty default is the discounted net asset value of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life. The Funds enter into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed-rate bonds which may decrease when interest rates rise (interest rate risk).

The Funds wrote (sold) and purchased put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. At December 31, 2011, the Low Duration Bond Fund, the Intermediate Bond Fund and the Total Return Bond Fund held swaptions.

In addition to the securities listed above, the AlphaTrak 500 Fund invested in the following equity derivative instruments with a notional or contractual value up to its total assets: S&P 500 Index futures contracts, Mini S&P 500 Index futures contracts, options on the S&P 500 Index and S&P futures, and swap agreements involving the S&P 500 Index. When the above listed S&P Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% in the common stocks that comprise the S&P 500 Index. The Fund may also invest up to 25% of its total assets in these stocks indirectly by purchasing interests in one or more mutual funds, asset pools, or trusts that invest in such stocks.

The Funds may enter into total return swap agreements. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of LIBOR based cash flows. The total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. The total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties.

As a result, unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of Assets and Liabilities. The change in the value of the swaps, including periodic amounts of interest paid or received on swaps is reported as unrealized gains or losses in both the Statements of Assets and Liabilities and the Statements of Operations. A realized gain or loss is recorded upon payment or termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used upon payment or receipt of a periodic payment or termination of swap agreements to express the extent of involvement in these transactions, but the amounts subject to credit risk are much smaller. At December 31, 2011, the Funds had outstanding swap agreements as listed in the Funds’ Schedules of Portfolio Investments.

3.	FEDERAL TAX INFORMATION

Capital Loss Carryforwards:

At March 31, 2011, the following Funds had available for federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2014	EXPIRING IN 2015	EXPIRING IN 2016	EXPIRING IN 2017	EXPIRING IN 2018	EXPIRING IN 2019
Ultra Short Bond Fund	$ –	$ 171,312	$1,489,244	$17,068,161	$14,894,875	$10,083,524
Low Duration Bond Fund	5,831,064	–	–	99,373,584	21,084,552	42,394,541
Intermediate Bond Fund	–	–	–	–	–
Total Return Bond Fund	–	–	–	–	–	–
High Yield Bond Fund	–	–	–	–	–	–
Unconstrained Bond Fund	–	–	–	–	–	–
Strategic Income Fund	61,791	1,235,093	9,036,932	47,852,416	18,806,808	41,914,736

NQ Report December 2011 / 99

Notes to Financial Statements (Unaudited) (Concluded)

For the year ended March 31, 2011, the Total Return Bond and HighYield Bond utilized capital loss carryforwards of $140,337,903 and $4,931,657, respectively.

Under the recently enacted Modernization Act of 2010, capital losses incurred by the Funds after March 31, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in the years preceding enactment.

4.	SUBSEQUENT EVENTS

The Bank of NewYork Mellon Corporation (“BNY Mellon”) recently announced that it has agreed to sell BNY Mellon Distributors LLC and its four subsidiaries (“Distributor”) to Foreside Distributors, a subsidiary of Foreside Financial Group (the “Transaction”). Subject to any necessary approvals, the Transaction is anticipated to close in the first half of 2012. Upon the closing of the Transaction, Distributor will become an indirect, wholly owned subsidiary of Foreside Financial Group, and it is anticipated will be named Foreside Funds Distributors LLC.

For additional information regarding the accounting policies of the MetropolitanWest Funds, refer to the most recent financial statements in the N-CRS filing at www.sec.gov.

100 / NQ Report December 2011

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Metropolitan West Funds

By (Signature and Title)*	/s/ David B. Lippman
David B. Lippman, President and Principal Executive Officer
(principal executive officer)

Date	2/24/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Lippman
David B. Lippman, President and Principal Executive Officer
(principal executive officer)

Date	2/24/12

By (Signature and Title)*	/s/ David S. DeVito
David S. DeVito, Treasurer
(principal financial officer)

Date	2/24/12

* Print the name and title of each signing officer under his or her signature.